UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: June 30

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen High Income Bond Fund

Portfolio of Investments March 31, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 97.1%

	COMMON STOCKS – 1.7%

	Airlines – 0.1%

55,200	Delta Air Lines, Inc.	$1,912,680

	Building Products – 0.0%

527	Dayton Superior, Class A, (2), (3)	30,195

585	Dayton Superior, Class 1, (2), (3)	33,550
	Total Building Products	63,745

	Capital Markets – 0.2%

52,412	Adamas Finance Asia Limited, (2)	4,193

21,000	BlackRock Kelso Capital Corporation	192,570

72,000	Och-Ziff Capital Management Group, Class A Shares	991,440

62,000	Prospect Capital Corporation	669,600

48,000	Technology Investment Capital Corporation	469,440
	Total Capital Markets	2,327,243

	Chemicals – 0.2%

21,000	LyondellBasell Industries NV	1,867,740

	Containers & Packaging – 0.2%

20,400	Packaging Corp. of America	1,435,548

	Media – 0.1%

46,000	Cablevision Systems Corporation, (4)	776,020

	Metals & Mining – 0.1%

21,200	Freeport-McMoRan Copper & Gold, Inc.	701,084

499,059	Northland Resources SA, (2)	203,364
	Total Metals & Mining	904,448

	Multiline Retail – 0.0%

7,000	Target Corporation	423,570

	Oil, Gas & Consumable Fuels – 0.2%

11,000	Bonanza Creek Energy Inc., (2)	488,400

14,500	Pembina Pipeline Corporation	552,160

82,000	Pengrowth Energy Corporation	498,560
	Total Oil, Gas & Consumable Fuels	1,539,120

	Real Estate Investment Trust – 0.4%

15,500	Camden Property Trust	1,043,770

46,700	Colony Financial Inc.	1,025,065

22,400	Mid-America Apartment Communities	1,529,248
	Total Real Estate Investment Trust	3,598,083

Nuveen Investments	1

Nuveen High Income Bond Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Shares	Description (1)				Value

	Road & Rail – 0.2%

15,100	Norfolk Southern Corporation, (4)				$1,467,267
	Total Common Stocks (cost $13,361,896)				16,315,464

Shares	Description (1), (5)				Value

	EXCHANGE-TRADED FUNDS – 0.9%

310,000	PowerShares Senior Loan Portfolio				$7,691,100

17,000	Vanguard FTSE Europe ETF				1,002,150
	Total Exchange-Traded Funds (cost $8,665,863)				8,693,250

Shares	Description (1)	Coupon		Ratings (6)	Value

	CONVERTIBLE PREFERRED SECURITIES – 0.4%

	Electric Utilities – 0.3%

40,000	NextEra Energy Inc.	5.889%		BBB	$2,453,200

	Metals & Mining – 0.1%

45,300	ArcelorMittal	6.000%		BB–	1,086,294
	Total Convertible Preferred Securities (cost $3,065,076)				3,539,494

Principal Amount (000)	Description (1)	Coupon	Maturity (7)	Ratings (6)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 2.1% (8)

	Hotels, Restaurants & Leisure – 0.4%

$2,000	Caesars Entertainment Corporation, Term Loan B5	4.489%	1/29/18	B–	$1,866,563

1,990	Rock Ohio Caesar LLC, Term Loan B	5.000%	3/29/19	BB–	1,947,712
3,990	Total Hotels, Restaurants & Leisure				3,814,275

	Independent Power & Renewable Electricity Producers – 0.2%

130	Empire Generating Company LLC, Term Loan C, (WI/DD)	TBD	TBD	B+	130,870

1,870	Empire Generating Company LLC, (WI/DD)	TBD	TBD	B+	1,875,796
2,000	Total Independent Power & Renewable Electricity Producers				2,006,666

	Industrial Conglomerates – 0.3%

2,500	Atkore International Inc., Second Lien Term Loan, (WI/DD)	TBD	TBD	CCC+	2,525,000

	Oil, Gas & Consumable Fuels – 0.6%

1,990	Arch Coal Inc., Term Loan B	6.250%	5/16/18	BB–	1,965,646

2,493	Fieldwood Energy LLC, Second Lien Term Loan	8.375%	9/30/20	B2	2,599,214

1,000	Samson Investment Company Second Lien Term Loan	5.000%	9/25/18	B1	1,010,375
5,483	Total Oil, Gas & Consumable Fuels				5,575,235

	Professional Services – 0.2%

2,000	Sedgwick Claims Management Service Inc., Second Lien Term Loan, DD1	6.750%	2/11/22	CCC+	1,996,250

2	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity (7)	Ratings (6)	Value

	Specialty Retail – 0.4%

$3,500	The Men’s Warehouse Inc., (3), (WI/DD)	TBD	TBD	Ba3	$3,500,000
$19,473	Total Variable Rate Senior Loan Interests (cost $19,164,694)				19,417,426

Shares	Description (1)	Coupon		Ratings (6)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 5.4%

	Banks – 0.9%

82,830	Bank of America Corporation	4.000%		BB+	$1,713,753

40,000	HSBC USA Inc.	4.000%		BBB+	914,800

89,536	HSBC USA Inc.	1.006%		BBB+	1,925,024

110,000	Regions Financial Corporation	6.375%		BB	2,652,100

35,000	Royal Bank of Scotland Group PLC	6.750%		BB	826,000
	Total Banks				8,031,677

	Capital Markets – 0.8%

122,330	Morgan Stanley	4.000%		BB+	2,435,590

66,903	Saratoga Investment Corporation, (9)	7.500%		N/R	1,684,618

169,434	UBS Preferred Funding Trust IV	0.854%		BBB–	3,066,755
	Total Capital Markets				7,186,963

	Consumer Finance – 0.3%

50,000	Ally Financial Inc.	8.500%		B	1,367,500

50,000	Discover Financial Services	6.500%		BB	1,226,500
	Total Consumer Finance				2,594,000

	Diversified Financial Services – 0.2%

71,079	RBS Capital Trust, (4)	6.080%		BB+	1,581,508

	Household Durables – 0.1%

65,624	Hovnanian Enterprises Incorporated, (2)	7.625%		Caa2	944,986

	Insurance – 0.1%

51,131	Endurance Specialty Holdings Limited	7.500%		BBB–	1,338,098

	Oil, Gas & Consumable Fuels – 0.1%

50,000	Teekay Offshore Partners LP	7.250%		N/R	1,272,000

	Real Estate Investment Trust – 2.7%

51,900	Ashford Hospitality Trust Inc.	8.450%		N/R	1,317,741

40,000	CommomWealth REIT	7.250%		Ba1	1,006,800

75,000	Coresite Realty Corporation	7.250%		N/R	1,856,250

50,000	Corporate Office Properties Trust	7.375%		BB	1,272,000

65,000	Dupont Fabros Technology	7.875%		Ba2	1,641,250

22,024	First Potomac Realty Trust	7.750%		N/R	556,546

70,000	General Growth Properties	6.375%		B	1,624,700

41,677	Hersha Hospitality Trust	8.000%		N/R	1,062,764

Nuveen Investments	3

Nuveen High Income Bond Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Shares	Description (1)	Coupon		Ratings (6)	Value

	Real Estate Investment Trust (continued)

54,000	Kite Realty Group Trust	8.250%		N/R	$1,388,340

70,000	LaSalle Hotel Properties	7.500%		N/R	1,809,500

69,767	Northstar Realty Finance Corporation	8.500%		N/R	1,736,501

50,000	Pebblebrook Hotel Trust	7.875%		N/R	1,296,500

40,500	Pebblebrook Hotel Trust	6.500%		N/R	903,960

50,000	Realty Income Corporation	6.625%		Baa2	1,259,500

40,000	Retail Properties of America	7.000%		N/R	988,000

40,000	Summit Hotel Properties Inc.	9.250%		N/R	1,077,600

79,000	Summit Hotel Properties Inc., (4), (9)	7.125%		N/R	1,824,900

90,302	Ventas Realty LP	5.450%		BBB+	2,085,975
	Total Real Estate Investment Trust				24,708,827

	Specialty Retail – 0.2%

88,000	TravelCenters of America LLC	8.250%		N/R	2,302,960
	Total $25 Par (or similar) Retail Preferred (cost $47,874,507)				49,961,019

Principal Amount (000) (10)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	CORPORATE BONDS – 78.9%

	Aerospace & Defense – 0.3%

$2,026	Erickson Air-Crane Inc., 144A, (4)	8.250%	5/01/20	B1	$2,127,300

200	Spirit AeroSystems Inc., 144A	5.250%	3/15/22	Ba3	201,000
2,226	Total Aerospace & Defense				2,328,300

	Airlines – 0.5%

3,950	Air Canada, 144A	8.750%	4/01/20	BB–	4,280,813

	Auto Components – 2.3%

1,900	Ahern Rentals Inc., 144A, (4)	9.500%	6/15/18	B	2,101,875

2,500	Allied Specialty Vehicle Inc., 144A	8.500%	11/01/19	B+	2,662,500

3,515	Chassix Inc., 144A	9.250%	8/01/18	B–	3,778,625

3,450	CST Brands Inc., (4)	5.000%	5/01/23	BB–	3,389,625

3,100	Gestamp Funding Luxembourg SA, 144A	5.625%	5/31/20	BB	3,216,250

2,000	Schaeffler Holding Finance BV, 144A	6.875%	8/15/18	B1	2,127,500

3,500	Stackpole International Intermediate Company, 144A, (4)	7.750%	10/15/21	B+	3,749,375
19,965	Total Auto Components				21,025,750

	Automobiles – 0.7%

3,000	DriveTime Automatove Group Inc, DT Acceptance Corporation	12.625%	6/15/17	B	3,221,250

2,750	Jaguar Land Rover PLC, 144A	8.125%	5/15/21	BB	3,121,250
5,750	Total Automobiles				6,342,500

4	Nuveen Investments

Principal Amount (000) (10)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		Banks – 2.6%

$2,850		BBVA Bancomer SA Texas, 144A	6.750%	9/30/22	Baa2	$3,120,748

2,500		Caixa Economica Federal, 144A, (4)	3.500%	11/07/22	Baa2	2,178,125

2,000		CIT Group Inc.	3.875%	2/19/19	BB–	2,021,884

2,000		Promsvyazbank Finance, 144A	10.200%	11/06/19	B1	2,020,000

1,925	EUR	Royal Bank of Scotland Group PLC	5.500%	11/29/49	BB	2,383,476

1,000		Russian Standard Bank ZAO Finance SA, 144A	10.750%	4/10/18	B	940,000

1,500		Sberbank Capital SA, Loan Participation Note, 144A, (4)	5.500%	2/26/24	BBB–	1,404,375

2,850		ScotiaBank Peru SA, 144A	4.500%	12/13/27	A–	2,607,750

1,500		Speedy Cash Inc,, 144A	10.750%	5/15/18	B	1,545,000

2,000		Turkiye Vakiflar Bankasi T.A.O, 144A, (4)	6.000%	11/01/22	BB+	1,831,000

1,000		VTB Bank OJSC via VTB Capital SA, Loan Participation, 144A	6.875%	5/29/18	BBB	1,062,500

3,000		Yapi ve Kredi Bankasi AS, 144A	5.500%	12/06/22	BBB–	2,640,000
		Total Banks				23,754,858

		Beverages – 0.5%

3,450		Andalou Efes Biracilik ve Malt Sanayii AS, 144A	3.375%	11/01/22	BBB–	2,861,775

2,000		Carolina Beverage Group LLC, 144A	10.625%	8/01/18	B–	2,160,000
5,450		Total Beverages				5,021,775

		Building Products – 2.0%

1,935		Associated Asphalt Partners LLC, 144A	8.500%	2/15/18	B	2,026,911

3,000		Builders FirstSource Inc., 144A	7.625%	6/01/21	B–	3,247,500

3,300		Building Materials Holdings Corporation, 144A	9.000%	9/15/18	B–	3,638,250

2,800		Griffon Corporation, 144A	5.250%	3/01/22	BB–	2,772,000

2,000		Ply Gem Industries Inc., 144A, (4)	6.500%	2/01/22	CCC+	2,020,000

2,500		Taylor Morrison Monarch Communities, 144A	5.250%	4/15/21	BB–	2,525,000

2,250		US Concrete Inc., 144A	8.500%	12/01/18	B	2,441,250
17,785		Total Building Products				18,670,911

		Capital Markets – 0.3%

2,000	EUR	UT2 Funding PLC	5.321%	6/30/16	BB–	2,881,370

		Chemicals – 2.7%

4,250		Eagle Spinco Inc., 144A	4.625%	2/15/21	BB	4,202,188

2,000		Hexion US Finance	6.625%	4/15/20	Ba3	2,070,000

3,500		HIG BBC Intermediate Holdings LLC for Cornerstone Chemical Company, 144A	10.500%	9/15/18	N/R	3,587,500

1,950		Ineos Group Holdings SA, 144A, (4)	6.125%	8/15/18	B–	2,023,125

3,000	EUR	Ineos Group Holdings SA, 144A	5.750%	2/15/19	B–	4,235,800

2,775		Momentive Performance Materials Inc.	8.875%	10/15/20	B3	3,010,875

3,000		Petrologistics LP Finance Corporation, (4)	6.250%	4/01/20	B	3,007,500

425		TPC Group Inc., 144A	8.750%	12/15/20	B	465,906

Nuveen Investments	5

Nuveen High Income Bond Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Principal Amount (000) (10)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		Chemicals (continued)

$2,250		Trinseo Materials Operating, (4)	8.750%	2/01/19	B	$2,415,938
		Total Chemicals				25,018,832

		Commercial Services & Supplies – 2.6%

2,860		ABX Group Inc.	8.750%	12/01/20	CCC+	2,910,050

4,740		ADT Corporation, 144A, (4)	6.250%	10/15/21	BBB–	4,870,350

3,050		Casella Waste Systems Inc., (4)	7.750%	2/15/19	Caa1	3,164,375

2,650		Clean Harbors Inc.	5.250%	8/01/20	BB+	2,729,500

4,140	EUR	Europcar Groupe SA, 144A	11.500%	5/15/17	B–	6,644,578

2,000		GDR Holding II Corporation, 144A	10.750%	6/01/19	B	2,200,000

2,000		SquareTwo Financial Corporation, (4)	11.625%	4/01/17	B2	2,010,000
		Total Commercial Services & Supplies				24,528,853

		Communications Equipment – 1.0%

3,000		Avaya Inc., 144A, (4)	10.500%	3/01/21	CCC+	2,782,500

2,000		Broadview Networks Holdings Inc.	10.500%	11/15/17	N/R	1,990,000

1,500		Griffey Intermediate Inc. Finance, 144A, (4)	7.000%	10/15/20	CCC+	1,308,750

2,875		IntelSat Jackson Holdings, 144A	6.625%	12/15/22	B–	2,990,000
9,375		Total Communications Equipment				9,071,250

		Computers & Peripherals – 0.6%

1,000		Hutchinson Technology Inc.	8.500%	1/15/17	N/R	942,500

2,325		NCR Corporation	5.000%	7/15/22	BB	2,327,906

2,000		NCR Escrow Corporation, 144A	5.875%	12/15/21	BB	2,105,000
5,325		Total Computers & Peripherals				5,375,406

		Construction & Engineering – 0.6%

2,500		Michael Baker International LLC / CDL Acquisition Company Inc., 144A	8.250%	10/15/18	B+	2,668,750

2,565		Wyle Services Corporation, 144A	10.500%	4/01/18	CCC+	2,706,075
5,065		Total Construction & Engineering				5,374,825

		Consumer Finance – 0.2%

2,500		Home Credit & Finance Bank LLC Eurasia Capital, 144A	9.375%	4/24/20	BB–	2,287,500

		Containers & Packaging – 0.9%

240		Ardagh Packaging Finance / MP HD USA, 144A	7.000%	11/15/20	CCC+	252,600

2,300		Ardagh Packaging Finance / MP HD USA, 144A, (4)	6.750%	1/31/21	CCC+	2,403,500

2,500		Beverage Packaging Holdings Luxembourg II SA / Issuer Inc., 144A	6.000%	6/15/17	CCC+	2,587,500

2,850		Plastipak Holdings Inc., 144A	6.500%	10/01/21	B+	2,988,938
7,890		Total Containers & Packaging				8,232,538

		Diversified Consumer Services – 1.8%

3,000		Caesars Entertainment Resort Properties LLC, 144A	8.000%	10/01/20	B+	3,157,500

6	Nuveen Investments

Principal Amount (000) (10)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		Diversified Consumer Services (continued)

$3,000		Gibson Brands Inc., 144A	8.875%	8/01/18	B2	$3,195,000

4,000		Jones Group Inc.	6.125%	11/15/34	B+	3,050,000

2,500		NES Rental Holdings Inc., 144A	7.875%	5/01/18	CCC+	2,675,000

2,500		Office Depot de Mexico SA de CV, 144A	6.875%	9/20/20	BB+	2,603,125

2,000		Southern States Cooperative Inc., 144A	10.000%	8/15/21	B	2,007,500
17,000		Total Diversified Consumer Services				16,688,125

		Diversified Financial Services – 1.5%

2,750		CNG Holdings Inc., 144A	9.375%	5/15/20	B	2,516,250

3,000		Jefferies Finance LLC Corporation, 144A	7.375%	4/01/20	B1	3,150,000

2,300		Jefferies Finance LLC Corporation, 144A	6.875%	4/15/22	B1	2,317,250

1,600		Jefferies LoanCore LLC Finance Corporation, 144A	6.875%	6/01/20	B	1,624,000

4,360		Nationstar Mortgage LLC Capital Corporation, (4)	7.875%	10/01/20	B+	4,403,600
14,010		Total Diversified Financial Services				14,011,100

		Diversified Telecommunication Services – 1.4%

2,300		CenturyLink Inc.	7.650%	3/15/42	BB+	2,170,625

2,000		Citizens Communications Company	9.000%	8/15/31	Ba2	2,045,000

3,500		Frontier Communications Corporation, (4)	8.500%	4/15/20	Ba2	4,068,750

2,135		Sprint Capital Corporation	8.750%	3/15/32	BB–	2,348,500

2,225		Telecom Italia Capital, (4)	7.175%	6/18/19	BBB–	2,550,406
12,160		Total Diversified Telecommunication Services				13,183,281

		Electric Utilities – 1.7%

3,500		Energy Future Intermediate Holding Company LLC, 144A, (4)	12.250%	3/01/22	Caa1	4,130,000

2,800		FirstEnergy Corporation	4.250%	3/15/23	Baa3	2,715,829

1,800		Intergen NV, 144A	7.000%	6/30/23	B+	1,890,000

3,969		Mirant Americas Generation LLC	9.125%	5/01/31	BB–	3,740,783

1,697		Midwest Generation LLC	8.560%	1/02/16	N/R	1,926,333

1,000		Star Energy Geothermal Wayang Windu Limited, 144A	6.125%	3/27/20	B+	977,500

1,000		Texas Competitive Electric Holdings, 144A, (12)	11.500%	10/01/20	CCC–	767,500
15,766		Total Electric Utilities				16,147,945

		Energy Equipment & Services – 1.6%

2,500		Hercules Offshore LLC, 144A, (4)	8.750%	7/15/21	B	2,712,500

15,000	NOK	North Atlantic Drilling Limited	6.050%	10/30/18	N/R	2,498,831

3,000		Oro Negro Drilling PTE Limited, 144A	7.500%	1/24/19	N/R	3,015,000

2,750		Parker Drilling Company	7.500%	8/01/20	B+	2,928,750

2,000		Santa Maria Offshore Limited, 144A	8.875%	7/03/18	N/R	2,120,000

1,100		Trolldrilling & Services Limited	13.750%	8/19/16	N/R	1,177,168
		Total Energy Equipment & Services				14,452,249

Nuveen Investments	7

Nuveen High Income Bond Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Principal Amount (000) (10)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		Food & Staples Retailing – 0.7%

$2,500		Kehe Distributors LLC Finance, 144A	7.625%	8/15/21	B	$2,687,500

1,500		Rite Aid Corporation, 144A	6.875%	12/15/28	CCC+	1,470,000

2,400		Rite Aid Corporation, (4)	9.250%	3/15/20	CCC+	2,739,000
6,400		Total Food & Staples Retailing				6,896,500

		Food Products – 2.1%

3,000		B&G Foods Inc., (4)	4.625%	6/01/21	BB–	2,966,250

2,500		Diamond Foods Inc., 144A	7.000%	3/15/19	CCC+	2,587,500

2,500		Dole Food Company, 144A, (4)	7.250%	5/01/19	CCC+	2,512,500

500		JBS Investments GmbH, 144A	7.250%	4/03/24		500,000

2,800		JBS USA LLC, 144A	7.250%	6/01/21	BB	2,982,000

4,500		Land O Lakes Capital Trust I, 144A	7.450%	3/15/28	BB	4,387,500

2,000		Marfrig Holding Europe BV, 144A, (4)	8.375%	5/09/18	B	1,996,000

1,450		Mriya Agro Holding PLC, 144A	9.450%	4/19/18	CCC	1,225,250
19,250		Total Food Products				19,157,000

		Gas Utilities – 0.3%

2,810		LBC Tank Terminals Holdings Netherlands BV, 144A	6.875%	5/15/23	B	2,999,675

		Health Care Equipment & Supplies – 0.2%

1,250	EUR	Labco SAS, Reg S	8.500%	1/15/18	BB–	1,835,900

		Health Care Providers & Services – 2.6%

3,000		Community Health Systems, Inc.	5.125%	8/15/18	BB+	3,150,000

1,250		HCA Holdings Inc.	6.250%	2/15/21	B–	1,338,125

3,500		HCA Inc.	6.500%	2/15/20	BB+	3,920,000

1,500		Kindred Healthcare Inc., 144A, (WI/DD)	6.375%	4/15/22	B–	1,503,750

2,250		National Mentor Holdings, 144A	12.500%	2/15/18	CCC+	2,396,250

3,500		Opal Acquisition Inc., 144A, (4)	8.875%	12/15/21	CCC+	3,517,500

1,000		Select Medical Corporation, 144A	6.375%	6/01/21	B3	1,015,000

1,000		Select Medical Corporation, (4)	6.375%	6/01/21	B–	1,015,000

—	(11)	Symbion Inc.	11.000%	8/23/15	CCC+	491

2,500		Tenet Healthcare Corporation, (4)	6.250%	11/01/18	BB	2,757,813

2,000		Tenet Healthcare Corporation	6.750%	2/01/20	B3	2,105,000

1,800		Tenet Healthcare Corporation	6.875%	11/15/31	B3	1,620,000
23,300		Total Health Care Providers & Services				24,338,929

		Hotels, Restaurants & Leisure – 2.0%

2,000		Caesars Entertainment Resort Properties LLC, 144A, (4)	11.000%	10/01/21	CCC+	2,100,000

1,450		Caesars Operating Escrow	9.000%	2/15/20	B–	1,301,375

1,000		Caesars Operating Escrow	9.000%	2/15/20	B–	897,500

30		Greektown Holdings, (3)	10.750%	12/01/14	N/R	—

1,500		Harrah’s Operating Company, Inc.	10.000%	12/15/18	CCC–	656,250

8	Nuveen Investments

Principal Amount (000) (10)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		Hotels, Restaurants & Leisure (continued)

$3,350		Mohegan Tribal Gaming Authority	9.750%	9/01/21	B3	$3,735,250

2,000		Roc Finance LLC and Roc Finance 1 Corporation, 144A, (4)	12.125%	9/01/18	B	2,110,000

2,750		Shearer’s Foods LLC, 144A	9.000%	11/01/19	B	3,004,375

4,350		Wynn Macau Limited, 144A	5.250%	10/15/21	BB	4,426,125
18,430		Total Hotels, Restaurants & Leisure				18,230,875

		Household Durables – 0.8%

2,500		Beazer Homes USA, Inc.	7.500%	9/15/21	CCC+	2,687,500

3,000		Brookfield Residential Properties Inc., 144A	6.500%	12/15/20	BB–	3,195,000

2,000		K. Hovnanian Enterprises Inc.	5.000%	11/01/21	Ba3	1,790,000
7,500		Total Household Durables				7,672,500

		Household Products – 0.2%

1,900		Reynolds Group, (4)	9.875%	8/15/19	CCC+	2,123,250

		Independent Power & Renewable Electricity Producers – 0.6%

3,300		Dynegy Holdings, Inc., 144A	5.875%	6/01/23	B+	3,242,250

2,500		RRI Energy Inc.	7.875%	6/15/17	B	2,512,500
5,800		Total Independent Power & Renewable Electricity Producers				5,754,750

		Industrial Conglomerates – 0.5%

1,000		Foresight Energy Limited Liability Corporation, 144A	7.875%	8/15/21	CCC+	1,047,500

9,000	NOK	Grieg Seafood ASA	8.660%	12/21/15	N/R	1,570,694

2,450		Stena AB, 144A, (4)	7.000%	2/01/24	BB	2,492,875
		Total Industrial Conglomerates				5,111,069

		Internet Software & Services – 0.2%

2,250		Equinix Inc., (4)	5.375%	4/01/23	BB	2,295,000

		IT Services – 0.3%

2,050		First Data Corporation	12.625%	1/15/21	B–	2,439,500

		Leisure Equipment & Products – 0.7%

2,000		Cinemark USA Inc.	4.875%	6/01/23	BB–	1,922,500

2,925	CAD	Gateway Casinos & Entertainment Limited, 144A	8.500%	11/26/20	B+	2,676,474

1,500		Seminole Hard Rock Entertainment, Inc., 144A	5.875%	5/15/21	BB–	1,511,250
		Total Leisure Equipment & Products				6,110,224

		Machinery – 1.6%

2,100		Blueline Rental Finance Corporation, 144A	7.000%	2/01/19	B	2,220,750

3,000		Commercial Vehicle Group, (4)	7.875%	4/15/19	B	3,078,750

3,000		CTP Transportation Products LLC-Finance Inc., 144A	8.250%	12/15/19	B+	3,232,500

3,050		Harsco Corporation	5.750%	5/15/18	BBB–	3,263,500

2,100	EUR	Loxam SAS, 144A	7.375%	1/24/20	B	3,167,923
		Total Machinery				14,963,423

Nuveen Investments	9

Nuveen High Income Bond Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Principal Amount (000) (10)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		Marine – 1.6%

10,588	NOK	BOA SBL AS, 144A	7.110%	4/19/18	N/R	$1,777,020

2,500	EUR	CMA CGM SA, 144A	8.750%	12/15/18	CCC+	3,452,753

11,909	NOK	E Forland AS, 144A	8.410%	9/04/18	B	2,033,554

$2,000		Eletson Holdings Inc., 144A	9.625%	1/15/22	B	2,110,000

1,250		Global Ship Lease Inc., 144A	10.000%	4/01/19	B3	1,290,625

2,000		Navios Maritime Acquisition Corporation, 144A, (4)	8.125%	11/15/21	B	2,085,000

2,200		Topaz Marine SA, 144A	8.625%	11/01/18	B–	2,310,000
		Total Marine				15,058,952

		Media – 5.2%

1,000		American Media Inc., 144A, (4)	13.500%	6/15/18	CCC–	1,080,000

2,000		American Media Inc.	11.500%	12/15/17	B2	2,175,000

932		Baker & Taylor Inc., 144A	15.000%	4/01/17	B3	745,600

1,900		Belo Corporation	7.250%	9/15/27	Ba1	1,971,250

3,500		Cequel Communication Holdings I, 144A	5.125%	12/15/21	B–	3,465,000

2,850		Charter Communications, CCO Holdings LLC	5.125%	2/15/23	BB–	2,743,125

5,000		Clear Channel Communications, Inc.	11.250%	3/01/21	CCC+	5,562,500

3,300		Dish DBS Corporation, (4)	5.875%	7/15/22	BB–	3,522,750

2,250		Lee Enterprises Inc., 144A	9.500%	3/15/22	B2	2,317,500

1,500		Lynx II Corporation, 144A	6.375%	4/15/23	B	1,590,000

1,950		McClatchy Company	9.000%	12/15/22	B1	2,269,313

3,000		McGraw-Hill Global Education Holdings, 144A, (4)	9.750%	4/01/21	BB	3,405,000

3,600		Midcontinent Communications Finance Company, 144A	6.250%	8/01/21	B–	3,744,000

2,000		Radio One Inc., 144A, (4)	9.250%	2/15/20	CCC	2,120,000

2,750		Sinclair Television Group	5.375%	4/01/21	B1	2,729,375

2,000		Sirius XM Radio Inc., 144A, (4)	5.750%	8/01/21	BB	2,080,000

3,150	CAD	Videotron Limited, 144A	5.625%	6/15/25	BB	2,792,402

3,900		WideOpenWest Finance Capital Corporation	13.375%	10/15/19	CCC+	4,572,750
		Total Media				48,885,565

		Metals & Mining – 6.4%

1,000		Aleris International Inc., (3)	10.000%	12/15/16	N/R	10

2,215	CAD	Allied Nevada Gold Corporation, 144A	8.750%	6/01/19	CCC+	1,602,895

1,600		Anglogold Holdings PLC, (4)	8.500%	7/30/20	Baa3	1,764,400

2,950		ArcelorMittal	7.000%	10/15/39	BB+	3,049,560

2,250		AuRico Gold Inc., 144A	7.750%	4/01/20	B	2,233,125

2,965		Century Aluminum Company, 144A, (4)	7.500%	6/01/21	B	2,987,238

3,225		Coeur d’Alene Mines Corporation	7.875%	2/01/21	B+	3,241,125

1,800		Commercial Metals Inc.	4.875%	5/15/23	BB+	1,728,000

2,500		Compania Minera Ares SAC, 144A, (4)	7.750%	1/23/21	Ba1	2,578,125

3,550		Eldorado Gold Corporation, 144A, (4)	6.125%	12/15/20	BB	3,550,000

10	Nuveen Investments

Principal Amount (000) (10)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		Metals & Mining (continued)

$2,360		First Quantum Minerals Limited, 144A	6.750%	2/15/20	BB	$2,389,500

2,360		First Quantum Minerals Limited, 144A, (4)	7.000%	2/15/21	BB	2,401,300

5,000		FMG Resources, 144A, (4)	8.250%	11/01/19	BB+	5,500,000

2,000		FMG Resources, 144A, (4)	6.875%	4/01/22	BB+	2,155,000

2,000		Gold Fields Orogen Holdings BVI Limited, 144A, (4)	4.875%	10/07/20	BB+	1,730,000

3,100		Imperial Metals Corporation, 144A	7.000%	3/15/19	B–	3,162,000

3,500		Magnetation LLC Finance Corporation, 144A	11.000%	5/15/18	B–	3,911,250

3,260		Northland Resources AB, 144A	15.000%	7/15/19	Caa2	1,629,969

1,552		Northland Resources AB, (12)	4.000%	10/15/20	D	69,837

2,750		Permian Holdings Incorporated, 144A	10.500%	1/15/18	B–	2,798,125

1,600		Severstal OAO Via Steel Capital SA, 144A	4.450%	3/19/18	BB+	1,556,000

2,000		Tempel Steel Company, 144A	12.000%	8/15/16	CCC+	1,880,000

1,500		TMK OAO via TMK Capital SA, 144A, (4)	6.750%	4/03/20	B+	1,316,250

2,400		Vedanta Resources PLC, 144A, (4)	6.000%	1/31/19	BB	2,400,000

2,400		Wise Metals Group, 144A	8.750%	12/15/18	B–	2,574,000

1,750		WPE International Cooperatief U.A, 144A	10.375%	9/30/20	B+	1,054,375
		Total Metals & Mining				59,262,084

		Multiline Retail – 0.5%

2,000		Bon-Ton Department Stores Inc., (4)	8.000%	6/15/21	B–	1,932,500

3,950		J.C. Penney Corporation Inc., (4)	6.375%	10/15/36	Caa2	3,011,875
5,950		Total Multiline Retail				4,944,375

		Oil, Gas & Consumable Fuels – 15.0%

2,500		Armstrong Energy Inc.	11.750%	12/15/19	B–	2,600,000

1,500	CAD	Athabasca Oil Corporation, 144A	7.500%	11/19/17	B	1,343,284

2,000		Athlon Holdings LP Finance Corporation, 144A, (4)	7.375%	4/15/21	CCC+	2,130,000

3,500		Atlas Energy Holdings Operating Company LLC, 144A	9.250%	8/15/21	B–	3,850,000

2,155		Bill Barrett Corporation, (4)	7.000%	10/15/22	B1	2,268,138

2,300		Bluewater Holding BV, 144A	10.000%	12/10/19	N/R	2,386,250

2,600		Breitburn Energy Partners LP	7.875%	4/15/22	B–	2,814,500

838		Calumet Specialty Products	9.625%	8/01/20	B+	961,605

2,075		Calumet Specialty Products	7.625%	1/15/22	B+	2,199,500

2,000		Chesapeake Energy Corporation	6.875%	11/15/20	BB–	2,270,000

3,850		Concho Resources Inc., (4)	5.500%	10/01/22	BB+	4,013,623

2,500		Connacher Oil and Gas Limited, 144A, (4)	8.500%	8/01/19	B	2,000,000

2,750		Crestwood Midstream Partners LP, 144A, (4)	6.125%	3/01/22	BB	2,873,750

1,778		Deep Drilling 7 & 8 PT	14.250%	3/05/15	N/R	1,915,256

2,200		Denbury Resources Incorporated, (4)	4.625%	7/15/23	BB	2,046,000

2,500		Diamondback Energy Inc., 144A	7.625%	10/01/21	B–	2,700,000

1,075		Everest Acquisition LLC Finance	7.750%	9/01/22	B	1,206,688

Nuveen Investments	11

Nuveen High Income Bond Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Principal Amount (000) (10)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		Oil, Gas & Consumable Fuels (continued)

$2,300		Forest Oil Corporation, (4)	7.250%	6/15/19	Caa1	$2,015,375

11,000	NOK	GasLog Limited, 144A	7.150%	6/27/18	N/R	1,892,181

2,875		Gastar Exploration USA, 144A	8.625%	5/15/18	B–	2,946,875

1,950		Gibson Energy, 144A	6.750%	7/15/21	BB	2,091,375

1,000		Halcon Resources Corporation, 144A, (4)	9.750%	7/15/20	CCC+	1,075,000

1,500		Halcon Resources Corporation, (4)	9.750%	7/15/20	CCC+	1,616,250

3,000		Harkand Finance, 144A	7.500%	3/28/19	N/R	3,000,000

2,000		ION Geophysical Corporation, 144A, (4)	8.125%	5/15/18	B	1,880,000

2,500		Iona Energy Company UK	9.500%	9/27/18	N/R	2,481,250

2,680		Key Energy Services Inc., (4)	6.750%	3/01/21	BB–	2,817,350

2,475		Kodiak Oil and Gas Corporation	5.500%	2/01/22	B	2,533,781

1,965		Legacy Reserves LP Finance Corporation	6.625%	12/01/21	B–	1,960,088

1,895		Linn Energy LLC Finance Corporation, 144A, (4)	6.250%	11/01/19	B+	1,975,538

2,000		Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B–	2,097,500

3,575		MEG Energy Corporation, 144A	7.000%	3/31/24	BB	3,780,563

3,000		Metro Exploration Holding Inc.	8.000%	2/14/16	N/R	2,985,000

1,300		Murphy Oil USA Inc., 144A	6.000%	8/15/23	BB	1,342,250

739		Newfield Exploration Company	5.625%	7/01/24	BBB–	766,713

2,500		Niska Gas Storage Canada ULC Finance Corporation, 144A, (4)	6.500%	4/01/19	B	2,462,500

1,500		Norshore Atlantic BV, 144A	12.000%	12/21/18	N/R	1,515,000

2,250		Northern Blizzard Resources Inc., 144A	7.250%	2/01/22	B–	2,317,500

1,650		Northern Tier Energy LLC	7.125%	11/15/20	BB–	1,765,500

2,300		Oasis Petroleum Inc., 144A	6.875%	3/15/22	B+	2,489,750

1,500	CAD	Paramount Resources Limited, 144A	7.625%	12/04/19	B	1,424,695

3,075		Parsley Energy LLC Finance Corporation, 144A, (4)	7.500%	2/15/22	CCC+	3,244,125

2,850		PBF Holding Company LLC	8.250%	2/15/20	BB+	3,092,248

2,750		Pertamina PT, 144A	4.875%	5/03/22	Baa3	2,643,438

3,325		PetroBakken Energy Limited, 144A	8.625%	2/01/20	B–	3,325,000

3,800		Rosneft International Finance, 144A, (4)	4.199%	3/06/22	Baa1	3,358,250

3,124		Sabine Pass Liquefaction LLC	5.625%	2/01/21	BB+	3,221,625

3,000		Sabine Pass LNG LP	7.500%	11/30/16	BB+	3,315,000

2,000		Sanchez Energy Corporation, 144A	7.750%	6/15/21	B–	2,135,000

3,000		Sandridge Energy Inc., (4)	8.125%	10/15/22	B2	3,270,000

2,750		Seadrill Limited, 144A, (4)	6.125%	9/15/20	N/R	2,818,750

2,500		Seitel Inc., (4)	9.500%	4/15/19	B	2,587,500

11,000	NOK	Ship Finance International Limited	6.610%	10/19/17	N/R	1,901,366

13,000	NOK	Ship Finance International Limited	5.190%	3/19/19	N/R	2,171,081

1,200		Sterling Resources UK Limited	9.000%	4/30/19	N/R	1,230,000

1,750		Summit Midstream Holdings LLC Finance, 144A	7.500%	7/01/21	B	1,872,500

12	Nuveen Investments

Principal Amount (000) (10)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	Oil, Gas & Consumable Fuels (continued)

$3,030	Talos Production LLC, 144A	9.750%	2/15/18	CCC+	$3,173,925

2,025	Vanguard Natural Resources Finance, (4)	7.875%	4/01/20	B	2,181,938

2,895	Western Refining Inc.	6.250%	4/01/21	B+	2,996,325
	Total Oil, Gas & Consumable Fuels				139,348,699

	Paper & Forest Products – 1.9%

3,500	Appvion Inc., 144A	9.000%	6/01/20	B2	3,570,000

2,250	Millar Western Forest Products Ltd	8.500%	4/01/21	B–	2,368,125

2,450	Resolute Forest Products, 144A	5.875%	5/15/23	BB–	2,388,748

1,800	Sappi Papier Holding GMBH, 144A	6.625%	4/15/21	BB	1,867,500

2,925	Stora Enso Oyj, 144A	7.250%	4/15/36	BB	2,771,438

2,000	Tembec Industries, Inc.	11.250%	12/15/18	B3	2,185,000

1,500	Verso Paper Holdings LLC	11.750%	1/15/19	Ba3	1,616,250

1,000	Verso Paper Holdings LLC, (4)	11.750%	1/15/19	B3	930,000
17,425	Total Paper & Forest Products				17,697,061

	Personal Products – 0.4%

3,750	Albea Beauty Holdings SA, 144A, (4)	8.375%	11/01/19	B+	4,068,750

	Pharmaceuticals – 0.8%

2,000	Bioscrip Inc., 144A, (4)	8.875%	2/15/21	CCC+	2,085,000

2,500	Grifols Worldwide Operations Limited, 144A	5.250%	4/01/22	B+	2,556,250

3,000	VP Escrow Corporation, 144A	6.375%	10/15/20	B1	3,240,000
7,500	Total Pharmaceuticals				7,881,250

	Real Estate Investment Trust – 0.4%

1,750	KWG Property Holdings Limited	13.250%	3/22/17	B+	1,933,750

2,000	MPT Operating Partnership Finance	6.375%	2/15/22	Ba1	2,140,000
3,750	Total Real Estate Investment Trust				4,073,750

	Real Estate Management & Development – 2.4%

2,000	Country Garden Holding Company, 144A, (4)	7.500%	1/10/23	Ba2	1,860,000

2,000	Gemdale International Investment Limited	7.125%	11/16/17	BB–	1,992,500

2,750	Howard Hughes Corporation, 144A	6.875%	10/01/21	Ba3	2,970,000

4,000	Hunt Companies Inc.	9.625%	3/01/21	N/R	4,100,000

3,500	Kaisa Group Holdings Limited, 144A, (4)	8.875%	3/19/18	B+	3,373,125

4,265	Mattamy Group Corporation, 144A, (4)	6.500%	11/15/20	BB	4,318,313

3,000	Rialto Holdings LLC-Rialto Corporation, 144A	7.000%	12/01/18	B	3,090,000

750	Shimao Property Holdings Limited	11.000%	3/08/18	BB+	820,313
22,265	Total Real Estate Management & Development				22,524,251

Nuveen Investments	13

Nuveen High Income Bond Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Principal Amount (000) (10)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		Road & Rail – 0.5%

$1,950		Jack Cooper Holdings Corporation, 144A	9.250%	6/01/20	B2	$2,125,500

2,750		Watco Companies LLC Finance, 144A	6.375%	4/01/23	B3	2,791,250
4,700		Total Road & Rail				4,916,750

		Semiconductors & Equipment – 0.3%

2,425		Micron Technology, Inc., 144A, (4)	5.875%	2/15/22	BB–	2,540,188

		Software – 1.0%

2,000		BCP Singapore VI Cayman Financing Company Limited, 144A	8.000%	4/15/21	BB–	2,030,000

2,675		BMC Software Finance Inc., 144A	8.125%	7/15/21	B–	2,815,438

2,000		First Data Corporation, (4)	11.750%	8/15/21	CCC+	2,100,000

2,500		Interface Security Systems Holdings, 144A	9.250%	1/15/18	B–	2,500,000
9,175		Total Software				9,445,438

		Specialty Retail – 1.0%

1,000		Guitar Center Inc., 144A, (WI/DD)	9.625%	4/15/20	CCC	992,500

3,850		Neiman Marcus Mariposa Borrower / Merger Sub LLC, 144A, (4)	8.000%	10/15/21	CCC+	4,230,187

1,450		Toys “R” Us, Inc., (4)	10.375%	8/15/17	Caa1	1,210,750

3,000		Toys “R” Us Property Company II LLC, (4)	8.500%	12/01/17	Ba2	3,056,250
9,300		Total Specialty Retail				9,489,687

		Transportation Infrastructure – 0.6%

1,040		Flexi-Van Leasing Inc., 144A	7.875%	8/15/18	BB–	1,146,600

4,000		Navigator Holdings Limited, 144A	9.000%	12/18/17	N/R	4,340,000
5,040		Total Transportation Infrastructure				5,486,600

		Wireless Telecommunication Services – 2.3%

15,500	SEK	AINMT Scandinavia Holdings AB	9.750%	3/19/19	N/R	2,400,808

1,250		Comcel Trust, 144A	6.875%	2/06/24	Ba1	1,307,813

3,750		Digicel Group, Limited, 144A	8.250%	9/30/20	B–	4,003,125

2,075		FairPoint Communications Inc., 144A	8.750%	8/15/19	B	2,220,250

2,000		IntelSat Jackson Holdings, (4)	6.625%	12/15/22	B–	2,080,000

1,750		Sprint Corporation, 144A	7.250%	9/15/21	BB–	1,907,500

1,475		Sprint Nextel Corporation	7.000%	8/15/20	BB–	1,607,750

2,950		Telecom Italia Capital	6.999%	6/04/18	BBB–	3,344,563

2,122		Wind Acquisition Holdings Finance SpA, 144A, (4)	12.250%	7/15/17	B	2,223,318
		Total Wireless Telecommunication Services				21,095,127
		Total Corporate Bonds (cost $721,997,421)				735,325,303

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		CONVERTIBLE BONDS – 1.0%

		Banks – 0.5%

$4,000		Lloyds Banking Group LBG Capital 1, 144A	8.000%	N/A (13)	BBB–	$4,294,000

14	Nuveen Investments

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		Diversified Telecommunication Services – 0.1%

$1,500		Alaska Communications Systems Group Inc., 144A	6.250%	5/01/18	B+	$1,243,125

		Metals & Mining – 0.1%

1,500		Great Western Mineral Group	8.000%	4/06/17	N/R	345,000

		Oil, Gas & Consumable Fuels – 0.3%

3,300		DCP Midstream LLC, 144A	5.850%	5/21/43	Baa3	3,102,000
$10,300		Total Convertible Bonds (cost $10,246,550)				8,984,125

Principal Amount (000) (10)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 5.2%

		Banks – 1.9%

4,970	EUR	Barclays Bank PLC	4.750%	N/A (13)	BBB–	$6,102,350

$3,385		BBVA International Preferred Uniperson, (4)	5.919%	N/A (13)	BB–	3,368,074

2,000		RBS Capital Trust I	2.098%	N/A (13)	BB	1,940,000

2,000		RBS Capital Trust IV	1.047%	N/A (13)	BB	1,925,000

2,900		Societe Generale, 144A	0.993%	N/A (13)	BBB–	2,668,000

2,000		Societe Generale, 144A	7.875%	N/A (13)	BB+	2,080,000
		Total Banks				18,083,424

		Capital Markets – 1.5%

3,500	EUR	Baggot Securities Limited, 144A	10.240%	N/A (13)	N/R	5,249,735

4,300		Dresdner Funding Trust, 144A, (4)	8.151%	6/30/31	BB	4,880,500

4,840		Goldman Sachs Capital II	4.000%	N/A (13)	BB+	3,726,800
		Total Capital Markets				13,857,035

		Consumer Finance – 0.2%

2,000		AFGC Capital Trust I, 144A	6.000%	1/15/67	Caa2	1,690,000

		Diversified Financial Services – 0.5%

3,000	EUR	Barclays PLC	8.000%	N/A (13)	BB+	4,339,620

		Electric Utilities – 0.1%

1,000		AES Gener SA, 144A	8.375%	12/18/73	Ba2	1,060,000

		Industrial Conglomerates – 0.2%

2,000		OAS Financial Limited, 144A	8.875%	N/A (13)	BB–	1,880,000

		Insurance – 0.8%

4,800		Genworth Financial Inc.	6.150%	11/15/66	Ba1	4,434,000

3,000		Glen Meadows Pass-Through Trust, 144A	6.505%	2/12/67	BB+	2,955,000
		Total Insurance				7,389,000
		Total $1,000 Par (or similar) Institutional Preferred (cost $43,885,822)				48,299,079

Nuveen Investments	15

Nuveen High Income Bond Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (6)	Value

	ASSET-BACKED SECURITIES – 0.0%

$2	Green Tree Financial Corporation, Manufactured Housing Contract Pass-Through Certificates, Series 1998-1	6.040%		11/01/29	AA	$2,239
$2	Total Asset-Backed Securities (cost $2,167)					2,239

Shares	Description (1), (5)					Value

	INVESTMENT COMPANIES – 1.5%

181,000	Blackrock Credit Allocation Income Trust IV					$2,447,120

80,000	BlackRock MuniHoldings Insured Fund Inc.					1,011,200

128,500	First Trust Strategic High Income Fund II					2,047,005

37,500	Gabelli Global Gold Natural Resources and Income Trust					372,000

193,000	Invesco Dynamic Credit Opportunities Fund					2,497,420

50,000	Invesco Municipal Income Opportunities Trust					330,000

208,500	Pimco Income Strategy Fund					2,445,705

187,000	Pioneer Floating Rate Trust					2,363,680

21,351	WhiteHorse Finance Incorporated					300,409
	Total Investment Companies (cost $13,576,802)					13,814,539

Shares	Description (1)					Value

	WARRANTS – 0.0%

6,707	FairPoint Communications Inc.					$201

19,654	Adamas Finance Asia Limited, (3)					—
	Total Warrants (cost $0)					201
	Total Long-Term Investments (cost $881,840,798)					904,352,139

Shares	Description (1)	Coupon				Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 17.4%

	Money Market Funds – 17.4%

161,787,634	Mount Vernon Securities Lending Trust Prime Portfolio, (15)	0.182	% (14)			$161,787,634
	Total Investments Purchased with Collateral from Securities Lending (cost $161,787,634)					161,787,634

Shares	Description (1)	Coupon				Value

	SHORT-TERM INVESTMENTS – 1.1%

	Money Market Funds – 1.1%

9,999,636	First American Treasury Obligations Fund, Class Z	0.000	% (14)			$9,999,636
	Total Short-Term Investments (cost $9,999,636)					9,999,636
	Total Investments (cost $1,053,628,068) – 115.6%					1,076,139,409
	Other Assets Less Liabilities – (15.6)% (16)					(144,889,200)
	Net Assets – 100%					$931,250,209

16	Nuveen Investments

Investments in Derivatives as of March 31, 2014

Forward Foreign Currency Exchange Contracts outstanding:

Counterparty	Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation Depreciation) (U.S. Dollars) (16)
Citigroup	Canadian Dollar	10,485,000	U.S. Dollar	9,521,431	4/14/14	$40,046
Citigroup	Euro	25,584,900	U.S. Dollar	34,847,606	4/14/14	(398,369)
Citigroup	Euro	2,050,000	U.S. Dollar	2,808,840	4/14/14	(15,257)
Citigroup	Euro	1,770,000	U.S. Dollar	2,463,380	4/14/14	25,013
Citigroup	Euro	1,000,000	U.S. Dollar	1,357,661	4/14/14	(19,948)
Citigroup	Norwegian Krone	82,000,000	U.S. Dollar	13,477,310	5/30/14	(184,984)
Citigroup	Swedish Krona	18,025,000	U.S. Dollar	2,790,248	6/09/14	8,409
Citigroup	U.S. Dollar	1,803,959	Euro	1,300,000	4/14/14	(13,068)
Citigroup	U.S. Dollar	387,267	Swedish Krona	2,500,000	6/09/14	(1,436)
						$(559,594)

Credit Default Swaps outstanding:

Clearing House	Referenced Entity	Buy/Sell Protection (17)	Current Credit Spread (18)	Notional Amount	Fixed Rate (Annualized)	Termination Date	Value	Unrealized Appreciation (Depreciation)
Citigroup	Markit CDX NA HY21 Index	Buy	3.11%	$25,000,000	5.000%	12/20/18	$(2,029,942)	$(446,071)

Interest Rate Swaps outstanding:

Clearing House	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Termination Date	Value	Unrealized Appreciation (Depreciation)
Citigroup	$37,000,000	Receive	3-Month USD-LIBOR-BBA	1.573%	Semi- Annually	10/10/18	$(141,112)	$(141,625)

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note	Short	(245)	6/14	$(29,143,516)	$86,426
U.S. Treasury Ultra Bond	Short	(19)	6/14	(2,744,906)	(35,281)
				$(31,888,422)	$51,145

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	17

Nuveen High Income Bond Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Common Stocks	$16,251,719	$—	$63,745		$16,315,464
Exchange-Traded Funds	8,693,250	—	—		8,693,250
Convertible Preferred Securities	3,539,494	—	—		3,539,494
Variable Rate Senior Loan Interests	—	15,917,426	3,500,000		19,417,426
$25 Par (or similar) Retail Preferred	46,451,501	3,509,518	—		49,961,019
Corporate Bonds	—	735,325,293	10		735,325,303
Convertible Bonds	—	8,984,125	—		8,984,125
$1,000 Par (or similar) Institutional Preferred	—	48,299,079	—		48,299,079
Asset-Backed Securities	—	2,239	—		2,239
Investment Companies	13,814,539	—	—		13,814,539
Warrants	201	—	—	**	201
Investments Purchased with Collateral from Securities Lending	161,787,634	—	—		161,787,634
Short-Term Investments:
Money Market Funds	9,999,636	—	—		9,999,636
Investments in Derivatives:
Forward Foreign Currency Exchange Contracts*	—	(559,594)	—		(559,594)
Credit Default Swaps*	—	(446,071)	—		(446,071)
Interest Rate Swaps*	—	(141,625)	—		(141,625)
Futures Contracts*	51,145	—	—		51,145
Total	$260,589,119	$810,890,390	$3,563,755		$1,075,043,264
*	Represents net unrealized appreciation (depreciation).
**	Market value is zero.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2014, the cost of investments (excluding investments in derivatives) was $1,054,315,304.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2014, were as follows:

Gross unrealized:
Appreciation	$35,157,305
Depreciation	(13,333,200)
Net unrealized appreciation (depreciation) of investments	$21,824,105

18	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Directors. For fair value measurement disclosure purposes, investment classified as Level 3.

(4)	Investment, or a portion of investment, is out on loan for securities lending. The total value of securities out on loan as of the end of the reporting period was $157,549,478.

(5)	A copy of the most recent financial statements for the exchange-traded funds and investment companies in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(6)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(7)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(8)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(9)	For fair value measurement disclosure purposes, $25 Par (or similar) Retail Preferred categorized as Level 2.

(10)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(11)	Principal Amount (000) rounds to less than $1,000.

(12)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(13)	Perpetual security. Maturity date is not applicable.

(14)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(15)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(16)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of certain derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(17)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(18)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

DD1	Portion of investment purchased on a delayed delivery basis.

REIT	Real Estate Investment Trust.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

CAD	Canadian Dollar

EUR	Euro

NOK	Norwegian Krone

SEK	Swedish Krona

USD-LIBOR-BBA	United States Dollar-London Inter-Bank Offered Rate British Bankers’ Association.

Nuveen Investments	19

Nuveen Inflation Protected Securities Fund

Portfolio of Investments March 31, 2014 (Unaudited)

Shares	Description (1), (2)				Value

	LONG-TERM INVESTMENTS – 97.4%

	EXCHANGE-TRADED FUNDS – 0.1%

19,000	PowerShares Senior Loan Portfolio, (3)				$471,390
	Total Exchange-Traded Funds (cost $477,168)				471,390

Shares	Description (1)	Coupon		Ratings (4)	Value

	CONVERTIBLE PREFERRED SECURITIES – 0.1%

	Banks – 0.1%

200	Bank of America Corporation	7.250%		BB+	$228,842

	Metals & Mining – 0.0%

5,000	ArcelorMittal	6.000%		BB–	119,900
	Total Convertible Preferred Securities (cost $279,350)				348,742

Shares	Description (1)	Coupon		Ratings (4)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.1%

	Capital Markets – 0.1%

15,000	UBS Preferred Funding Trust IV	0.854%		BBB–	$271,500
	Total $25 Par (or similar) Retail Preferred (cost $241,200)				271,500

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	CORPORATE BONDS – 7.3%

	Airlines – 0.0%

$175	Air Canada, 144A	6.750%	10/01/19	BB	$188,563

	Auto Components – 0.1%

250	Allison Transmission Inc., 144A, (3)	7.125%	5/15/19	B+	269,063

200	Gestamp Funding Luxembourg SA, 144A	5.625%	5/31/20	BB	207,500
450	Total Auto Components				476,563

	Automobiles – 0.2%

300	Chrysler GP/CG Company	8.000%	6/15/19	B1	328,500

250	Jaguar Land Rover PLC, 144A	8.125%	5/15/21	BB	283,750
550	Total Automobiles				612,250

	Banks – 0.2%

200	Banco do Nordeste do Brasil, 144A	3.625%	11/09/15	BBB–	202,750

385	CIT Group Inc., 144A	5.500%	2/15/19	BB–	414,838

70	Regions Financial Corporation	7.750%	11/10/14	BBB–	72,946

150	ScotiaBank Peru SA, 144A	4.500%	12/13/27	A–	137,250
805	Total Banks				827,784

20	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Building Products – 0.1%

$250	Owens Corning Incorporated	4.200%	12/15/22	BBB–	$247,931

	Chemicals – 0.2%

200	Eagle Spinco Inc., 144A	4.625%	2/15/21	BB	197,750

250	Hexion US Finance	6.625%	4/15/20	Ba3	258,750

200	PolyOne Corporation, (3)	5.250%	3/15/23	BB	201,000
650	Total Chemicals				657,500

	Commercial Services & Supplies – 0.2%

250	Clean Harbors Inc.	5.250%	8/01/20	BB+	257,500

250	Covanta Energy Corporation, Synthetic Letter of Credit, (3)	6.375%	10/01/22	Ba3	265,625
500	Total Commercial Services & Supplies				523,125

	Computers & Peripherals – 0.1%

250	Hewlett Packard Company	3.750%	12/01/20	A–	253,951

	Construction Materials – 0.1%

200	Norbord Inc., 144A	5.375%	12/01/20	Ba2	202,500

	Containers & Packaging – 0.1%

325	Reynolds Group, (3)	7.125%	4/15/19	B+	343,688

	Diversified Financial Services – 0.1%

225	Nationstar Mortgage LLC Capital Corporation, (3)	7.875%	10/01/20	B+	227,250

	Diversified Telecommunication Services – 0.1%

250	CyrusOne LP Finance	6.375%	11/15/22	B+	263,750

200	Telecom Italia Capital, (3)	7.175%	6/18/19	BBB–	229,250
450	Total Diversified Telecommunication Services				493,000

	Electric Utilities – 0.2%

570	Comision Federal de Electricidad of the United States of Mexico, 144A	4.875%	5/26/21	BBB+	594,225

200	FirstEnergy Corporation	4.250%	3/15/23	Baa3	193,988
770	Total Electric Utilities				788,213

	Energy Equipment & Services – 0.1%

220	Gulfmark Offshore Inc.	6.375%	3/15/22	BB–	227,700

	Food Products – 0.1%

200	Aramark Corporation	5.750%	3/15/20	BB–	211,250

	Gas Utilities – 0.1%

250	AmeriGas Finance LLC, (3)	7.000%	5/20/22	Ba2	273,125

	Health Care Providers & Services – 1.1%

1,700	Catholic Health Initiatives	1.600%	11/01/17	Aa3	1,666,296

250	HCA Holdings Inc.	6.250%	2/15/21	B–	267,625

250	HealthSouth Corporation	5.750%	11/01/24	BB–	256,250

1,715	Mayo Clinic Rochester	3.774%	11/15/43	AA	1,516,448
3,915	Total Health Care Providers & Services				3,706,619

Nuveen Investments	21

Nuveen Inflation Protected Securities Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Hotels, Restaurants & Leisure – 0.1%

$200	Gaming and Leisure Products Inc., GLP Capital LP Financing II Inc., 144A	4.375%	11/01/18	BBB–	$205,250

200	Wynn Macau Limited, 144A	5.250%	10/15/21	BB	203,500
400	Total Hotels, Restaurants & Leisure				408,750

	Household Durables – 0.1%

250	Brookfield Residential Properties Inc., 144A	6.500%	12/15/20	BB–	266,250

	Independent Power & Renewable Electricity Producers – 0.2%

317	Calpine Corporation, 144A, (3)	7.875%	7/31/20	BB+	348,700

200	Dynegy Holdings, Inc., 144A	5.875%	6/01/23	B+	196,500
517	Total Independent Power & Renewable Electricity Producers				545,200

	Machinery – 0.1%

250	Harsco Corporation	5.750%	5/15/18	BBB–	267,500

	Media – 0.4%

200	Charter Communications, CCO Holdings LLC	5.125%	2/15/23	BB–	192,500

300	Dish DBS Corporation	4.250%	4/01/18	BB–	313,125

200	Gannett Company Inc., 144A	5.125%	7/15/20	Ba1	205,500

200	Midcontinent Communications Finance Company, 144A	6.250%	8/01/21	B–	208,000

200	Sirius XM Radio Inc., 144A, (3)	4.250%	5/15/20	BB	195,500

200	WMG Acquisition Group, 144A, (3)	6.000%	1/15/21	B+	208,500
1,300	Total Media				1,323,125

	Metals & Mining – 0.5%

175	Anglogold Holdings PLC, (3)	8.500%	7/30/20	Baa3	192,981

250	ArcelorMittal, (3)	6.750%	2/25/22	BB+	274,373

250	Cliffs Natural Resources Inc., (3)	4.800%	10/01/20	BBB–	245,471

250	Coeur d’Alene Mines Corporation	7.875%	2/01/21	B+	251,250

200	Commercial Metals Inc.	4.875%	5/15/23	BB+	192,000

200	Eldorado Gold Corporation, 144A, (3)	6.125%	12/15/20	BB	200,000

150	FMG Resources, 144A, (3)	8.250%	11/01/19	BB+	165,000

200	Vedanta Resources PLC, 144A, (3)	6.000%	1/31/19	BB	200,000
1,675	Total Metals & Mining				1,721,075

	Oil, Gas & Consumable Fuels – 1.0%

200	Bill Barrett Corporation, (3)	7.000%	10/15/22	B1	210,500

250	Calumet Specialty Products	7.625%	1/15/22	B+	265,000

150	CONSOL Energy Inc., (3)	8.250%	4/01/20	BB	162,938

225	Continental Resources Inc., (3)	5.000%	9/15/22	BBB–	236,250

125	Everest Acquisition LLC Finance	7.750%	9/01/22	B	140,313

250	Linn Energy LLC Finance Corporation, 144A, (3)	6.250%	11/01/19	B+	260,625

250	Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B–	262,188

100	Murphy Oil USA Inc., 144A	6.000%	8/15/23	BB	103,250

22	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Oil, Gas & Consumable Fuels (continued)

$200	Newfield Exploration Company	5.625%	7/01/24	BBB–	$207,500

250	Northern Tier Energy LLC	7.125%	11/15/20	BB–	267,500

250	PBF Holding Company LLC	8.250%	2/15/20	BB+	271,250

200	Range Resources Corporation	5.000%	8/15/22	BB	204,000

500	Regency Energy Partners Finance, (3)	6.500%	7/15/21	BB	536,249

175	SM Energy Company	6.625%	2/15/19	BB–	187,250

150	Targa Resources Inc., 144A, (3)	4.250%	11/15/23	BB	139,125
3,275	Total Oil, Gas & Consumable Fuels				3,453,938

	Personal Products – 0.1%

200	Albea Beauty Holdings SA, 144A, (3)	8.375%	11/01/19	B+	217,000

	Pharmaceuticals – 0.2%

250	Endo Pharmaceutical Holdings Inc.	7.000%	12/15/20	B1	269,375

250	VP Escrow Corporation, 144A	6.375%	10/15/20	B1	270,000

500	Total Pharmaceuticals				539,375

	Real Estate Management & Development – 0.1%

200	Country Garden Holding Company, 144A, (3)	11.125%	2/23/18	Ba2	216,250

	Road & Rail – 0.1%

175	Hertz Corporation, (3)	7.375%	1/15/21	B	192,500

	Wireless Telecommunication Services – 1.3%

250	Digicel Limited, 144A	7.000%	2/15/20	B1	260,000

225	Frontier Communications Corporation	7.625%	4/15/24	Ba2	235,125

3,060	SBA Tower Trust, 144A	3.598%	4/15/43	BBB	2,990,897

200	Softbank Corporation, 144A, (3)	4.500%	4/15/20	BB+	199,000

200	Sprint Nextel Corporation, 144A, (3)	7.000%	3/01/20	BB+	230,500

400	Wind Acquisition Finance SA, 144A	7.250%	2/15/18	BB	421,000
4,335	Total Wireless Telecommunication Services				4,336,522
$23,262	Total Corporate Bonds (cost $23,709,340)				$23,748,497

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 0.1%

	Capital Markets – 0.0%

$200	Goldman Sachs Capital II	4.000%	N/A (6)	BB+	$154,000

	Insurance – 0.1%

175	Genworth Financial Inc.	6.150%	11/15/66	Ba1	161,656
$375	Total $1,000 Par (or similar) Institutional Preferred (cost $330,069)				315,656

Nuveen Investments	23

Nuveen Inflation Protected Securities Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (7)		Ratings (4)	Value

	MUNICIPAL BONDS – 1.1%

	Illinois – 0.4%

$1,130	Illinois State, General Obligation Bonds, Taxable Series 2011, 5.877%, 3/01/19	No Opt. Call		A–	$1,268,719

	Maryland – 0.3%

1,250	Baltimore County, Maryland, General Obligation Bonds, Taxable, Series 2012, 0.951%, 8/01/17	No Opt. Call		AAA	1,246,713

	Ohio – 0.4%

820	Hamilton County, Ohio, Sewer System Revenue Bonds, Metropolitan Sewer District of Greater Cincinnati, Refunding Series 2013B, 1.233%, 12/01/16	No Opt. Call		AA+	827,642

400	Kings Local School District, Warren County, Ohio, General Obligation School Improvement Bonds, Federally Taxable, Series 2013B, 3.750%, 12/01/18	No Opt. Call		AA	429,980
1,220	Total Ohio				1,257,622
$3,600	Total Municipal Bonds (cost $3,637,381)				3,773,054

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 81.9%

$6,794	U.S. Treasury Bonds	3.875%	4/15/29	Aaa	$9,591,709

7,201	U.S. Treasury Inflation Indexed Obligations, (3)	0.125%	4/15/16	Aaa	7,395,582

20,551	U.S. Treasury Inflation Indexed Obligations	0.125%	4/15/17	Aaa	21,130,657

20,021	U.S. Treasury Inflation Indexed Obligations, (3)	0.125%	4/15/18	Aaa	20,480,696

7,719	U.S. Treasury Inflation Indexed Obligations	2.125%	1/15/19	Aaa	8,620,074

12,975	U.S. Treasury Inflation Indexed Obligations	1.375%	1/15/20	Aaa	14,022,242

15,172	U.S. Treasury Inflation Indexed Obligations	1.250%	7/15/20	Aaa	16,349,966

18,392	U.S. Treasury Inflation Indexed Obligations, (3)	1.125%	1/15/21	Aaa	19,524,571

16,424	U.S. Treasury Inflation Indexed Obligations	0.625%	7/15/21	Aaa	16,910,437

24,287	U.S. Treasury Inflation Indexed Obligations, (3)	0.125%	1/15/22	Aaa	23,793,927

13,213	U.S. Treasury Inflation Indexed Obligations	0.125%	7/15/22	Aaa	12,942,835

19,777	U.S. Treasury Inflation Indexed Obligations	0.125%	1/15/23	Aaa	19,135,307

7,554	U.S. Treasury Inflation Indexed Obligations	0.375%	7/15/23	Aaa	7,471,080

3,509	U.S. Treasury Inflation Indexed Obligations	0.625%	1/15/24	Aaa	3,520,848

9,828	U.S. Treasury Inflation Indexed Obligations	2.375%	1/15/25	Aaa	11,573,618

6,158	U.S. Treasury Inflation Indexed Obligations	2.000%	1/15/26	Aaa	7,011,855

5,046	U.S. Treasury Inflation Indexed Obligations	2.375%	1/15/27	Aaa	5,989,791

3,121	U.S. Treasury Inflation Indexed Obligations	1.750%	1/15/28	Aaa	3,457,733

3,941	U.S. Treasury Inflation Indexed Obligations	3.625%	4/15/28	Aaa	5,357,647

4,026	U.S. Treasury Inflation Indexed Obligations	2.500%	1/15/29	Aaa	4,888,712

5,038	U.S. Treasury Inflation Indexed Obligations	2.125%	2/15/40	Aaa	6,032,068

5,282	U.S. Treasury Inflation Indexed Obligations	2.125%	2/15/41	Aaa	6,347,070

24	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

$6,920	U.S. Treasury Inflation Indexed Obligations	0.750%	2/15/42	Aaa	$6,030,460

3,052	U.S. Treasury Inflation Indexed Obligations	0.625%	2/15/43	Aaa	2,555,792

7,115	U.S. Treasury Notes	1.875%	7/15/19	Aaa	7,919,294
$253,116	Total U.S. Government and Agency Obligations (cost $268,235,520)				268,053,971

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 5.8%

$2,000	Commercial Mortgage Pass-Through Certificates Series 2012-CR4	1.801%	10/17/45	AAA	$1,994,912

730	DBUBS Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-LC3A	3.642%	8/12/44	Aaa	767,756

680	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2013-K712	3.368%	5/25/45	A–	671,106

5,923	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2007-GG10, (3)	5.819%	8/10/45	A	6,567,924

3,800	Greenwich Capital Commercial Funding Corporation, Commercial Mortgage Pass-Through Certificates, Series 2007-GG11	5.736%	12/10/49	AAA	4,232,489

879	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2010-C1	3.853%	6/15/43	Aaa	903,869

100	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2011-1	4.125%	2/25/41	AAA	101,615

2,000	UBS Barclays Commercial Mortgage Trust 2012-C4	2.850%	12/12/45	AAA	1,903,622

1,920	Wells Fargo - Royal Bank of Scotland Commercial Mortgage Trust, Series 2012-C10 A3	2.875%	12/15/45	Aaa	1,840,618
$18,032	Total Asset-Backed and Mortgage-Backed Securities (cost $19,421,603)				18,983,911

Shares	Description (1), (2)				Value

	INVESTMENT COMPANIES – 0.2%

10,500	Blackrock Credit Allocation Income Trust IV				$141,960

5,000	Invesco Dynamic Credit Opportunities Fund				64,700

35,000	Pimco Income Strategy Fund				410,550

5,000	Pioneer Floating Rate Trust, (3)				63,200
	Total Investment Companies (cost $667,217)				680,410

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	SOVEREIGN DEBT – 0.7%

	Canada – 0.6%

$1,500	Quebec Province	7.500%	7/15/23	Aa2	$1,957,450

	Poland – 0.1%

250	Republic of Poland	6.375%	7/15/19	A2	293,313
$1,750	Total Sovereign Debt (cost $2,320,067)				2,250,763
	Total Long-Term Investments (cost $319,318,915)				318,897,894

Nuveen Investments	25

Nuveen Inflation Protected Securities Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Shares	Description (1)	Coupon	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 23.0%

	Money Market Funds – 23.0%

75,452,734	Mount Vernon Securities Lending Trust Prime Portfolio, (9)	0.182% (8)	$75,452,734
	Total Investments Purchased with Collateral from Securities Lending (cost $75,452,734)		75,452,734

Shares	Description (1)	Coupon	Value

	SHORT-TERM INVESTMENTS – 2.1%

	Money Market Funds – 2.1%

6,720,920	First American Treasury Obligations Fund, Class Z	0.000% (8)	$6,720,920
	Total Short-Term Investments (cost $6,720,920)		6,720,920
	Total Investments (cost $401,492,569) – 122.5%		401,071,548
	Other Assets Less Liabilities – (22.5)%		(73,652,429)
	Net Assets – 100%		$327,419,119

Investments in Derivatives as of March 31, 2014

Interest Rate Swaps outstanding:

Clearing House	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Termination Date	Value	Unrealized Appreciation (Depreciation)
Citigroup	$3,500,000	Receive	3-Month USD-LIBOR-BBA	2.739%	Semi-Annually	11/21/23	$(15,420)	$(15,833)

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Note	Short	(28)	6/14	$(6,147,750)	$5,621
U.S. Treasury 5-Year Note	Short	(253)	6/14	(30,095,141)	128,347
U.S. Treasury 10-Year Note	Long	64	6/14	7,904,000	(54,714)
U.S. Treasury Long Bond	Long	33	6/14	4,396,219	28,026
U.S. Treasury Ultra Bond	Short	(24)	6/14	(3,467,250)	(44,566)
				$(27,409,922)	$62,714
*	The aggregate Notional Amount at Value of long and short positions is $12,300,219 and $(39,710,141), respectively.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

26	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Exchange-Traded Funds	$471,390	$—	$—	$471,390
Convertible Preferred Securities	348,742	—	—	348,742
$25 Par (or similar) Retail Preferred	271,500	—	—	271,500
Corporate Bonds	—	23,748,497	—	23,748,497
$1,000 Par (or similar) Institutional Preferred	—	315,656	—	315,656
Municipal Bonds	—	3,773,054	—	3,773,054
U.S. Government and Agency Obligations	—	268,053,971	—	268,053,971
Asset-Backed and Mortgage-Backed Securities	—	18,983,911	—	18,983,911
Investment Companies	680,410	—	—	680,410
Sovereign Debt	—	2,250,763	—	2,250,763
Investments Purchased with Collateral from Securities Lending	75,452,734	—	—	75,452,734
Short-Term Investments:
Money Market Funds	6,720,920	—	—	6,720,920
Investments in Derivatives:
Interest Rate Swaps*	—	(15,833)	—	(15,833)
Futures Contracts*	62,714	—	—	62,714
Total	$84,008,410	$317,110,019	$—	$401,118,429
*Represents	net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2014, the cost of investments (excluding investments in derivatives) was $401,873,827.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2014, were as follows:

Gross unrealized:
Appreciation	$6,419,629
Depreciation	(7,221,908)
Net unrealized appreciation (depreciation) of investments	$(802,279)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the exchange-traded funds and investment companies in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of securities out on loan as of the end of the reporting period was $73,854,998.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	For fair value measurement disclosure purposes, Convertible Preferred Securities categorized as Level 2.

(6)	Perpetual security. Maturity date is not applicable.

(7)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

(8)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(9)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

USD-LIBOR-BBA	United States Dollar-London Inter-Bank Offered Rate British Bankers’ Association.

Nuveen Investments	27

Nuveen Core Bond Fund

Portfolio of Investments March 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 99.1%

	CORPORATE BONDS – 46.1%

	Banks – 4.9%

$1,275	Abbey National Treasury Services PLC of London	3.050%	8/23/18	A	$1,312,697

1,000	Australia and New Zealand Banking Group Limited, 144A	2.400%	11/23/16	Aaa	1,032,950

1,245	Banco Bradesco S.A. Grand Cayman, 144A, (3)	4.125%	5/16/16	Baa1	1,301,025

1,910	Bancolombia SA	5.950%	6/03/21	Baa2	2,038,925

3,395	Bank of America Corporation	4.000%	4/01/24	A	3,391,004

925	BBVA Bancomer SA Texas, 144A	4.500%	3/10/16	A2	978,188

1,515	Rabobank Nederland	3.875%	2/08/22	Aa2	1,568,970

1,000	Royal Bank of Scotland Group PLC	6.400%	10/21/19	A	1,152,652

1,460	Sovereign Bank	8.750%	5/30/18	Baa2	1,741,050

3,595	Stadshypotek AB, 144A, (3)	1.875%	10/02/19	Aaa	3,496,066
17,320	Total Banks				18,013,527

	Beverages – 0.4%

580	Anheuser Busch InBev Finance Inc.	3.700%	2/01/24	A	585,969

1,070	Anheuser Busch InBev	2.500%	7/15/22	A	1,010,282
1,650	Total Beverages				1,596,251

	Capital Markets – 2.9%

3,125	Goldman Sachs Group, Inc.	6.000%	6/15/20	A	3,588,466

1,605	Goldman Sachs Group, Inc.	5.250%	7/27/21	A	1,776,719

1,090	Goldman Sachs Group, Inc., (3)	6.750%	10/01/37	A–	1,248,616

1,165	Morgan Stanley Dean Witter & Company	4.875%	11/01/22	BBB+	1,224,163

2,250	Morgan Stanley	6.625%	4/01/18	A	2,622,962

335	Morgan Stanley, (3)	3.750%	2/25/23	A	332,876
9,570	Total Capital Markets				10,793,802

	Commercial Services & Supplies – 0.4%

1,195	R.R. Donnelley & Sons Company, (3)	7.625%	6/15/20	BB	1,374,250

	Communications Equipment – 0.3%

875	Motorola, Inc.	6.000%	11/15/17	BBB	1,000,164

	Computers & Peripherals – 0.4%

1,645	Hewlett Packard Company, (3)	2.750%	1/14/19	A–	1,655,878

	Construction & Engineering – 0.8%

3,000	ABB Finance USA Inc.	2.875%	5/08/22	A	2,917,413

	Diversified Financial Services – 5.0%

2,500	Bank of America Corporation, (3)	5.750%	12/01/17	A	2,830,355

28	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Financial Services (continued)

$2,000	Citigroup Inc.	4.500%	1/14/22	A	$2,119,100

1,250	Deutsche Bank AG London	2.500%	2/13/19	A+	1,253,884

1,220	General Electric Capital Corporation	5.625%	5/01/18	AA+	1,394,315

1,530	General Electric Capital Corporation, (3)	5.300%	2/11/21	AA	1,720,864

1,110	General Electric Capital Corporation	6.875%	1/10/39	AA+	1,461,805

1,900	JPMorgan Chase & Company	4.500%	1/24/22	A+	2,048,356

3,065	JPMorgan Chase & Company, (3)	3.200%	1/25/23	A+	2,972,039

1,240	JPMorgan Chase & Company	3.375%	5/01/23	A	1,173,808

1,000	JPMorgan Chase & Company	6.400%	5/15/38	A+	1,239,312
16,815	Total Diversified Financial Services				18,213,838

	Diversified Telecommunication Services – 1.9%

2,250	AT&T, Inc.	5.550%	8/15/41	A	2,362,075

2,438	Verizon Communications	8.750%	11/01/18	A–	3,113,633

1,425	Verizon Communications	5.150%	9/15/23	A–	1,559,405
6,113	Total Diversified Telecommunication Services				7,035,113

	Electric Utilities – 0.8%

1,615	Exelon Generation Co. LLC, (3)	4.250%	6/15/22	BBB+	1,637,896

1,350	Origin Energy Finance Limited, 144A	3.500%	10/09/18	BBB	1,374,218
2,965	Total Electric Utilities				3,012,114

	Energy Equipment & Services – 1.1%

1,000	Diamond Offshore Drilling Inc.	5.700%	10/15/39	A	1,093,268

2,765	Ensco PLC	4.700%	3/15/21	BBB+	2,970,835
3,765	Total Energy Equipment & Services				4,064,103

	Food Products – 0.5%

2,000	Mondelez International Inc.	2.250%	2/01/19	Baa1	1,981,710

	Health Care Providers & Services – 1.9%

2,965	Mayo Clinic Rochester	3.774%	11/15/43	AA	2,621,730

2,500	UnitedHealth Group Incorporated, (3)	2.875%	3/15/22	A	2,430,583

2,000	Wellpoint Inc.	3.125%	5/15/22	A–	1,913,930
7,465	Total Health Care Providers & Services				6,966,243

	Household Products – 0.6%

2,000	Macys Retail Holdings Inc.	4.375%	9/01/23	BBB+	2,070,362

	Insurance – 2.6%

1,000	AFLAC Insurance	6.450%	8/15/40	A–	1,237,257

1,500	American International Group, Inc.	8.250%	8/15/18	A–	1,874,987

1,170	Genworth Holdings Inc.	4.800%	2/15/24	BBB–	1,217,115

2,305	Hartford Financial Services Group Inc.	6.000%	1/15/19	BBB	2,668,570

1,370	Lincoln National Corporation	4.200%	3/15/22	A–	1,435,605

Nuveen Investments	29

Nuveen Core Bond Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Insurance (continued)

$1,000	Swiss Re Treasury US Corporation, 144A	4.250%	12/06/42	AA–	$933,039
8,345	Total Insurance				9,366,573

	IT Services – 0.5%

1,750	Computer Sciences Corporation	4.450%	9/15/22	BBB+	1,786,514

	Leisure Equipment & Products – 0.7%

2,855	Hyatt Hotels Corporation	3.375%	7/15/23	BBB	2,701,818

	Media – 3.6%

1,000	21st Century Fox America Inc.	4.000%	10/01/23	BBB+	1,017,861

1,845	British Sky Broadcasting Group PLC, 144A	6.100%	2/15/18	BBB+	2,104,267

1,640	DIRECTV Holdings LLC, (3)	3.800%	3/15/22	BBB	1,622,844

1,460	Discovery Communications Inc., (3)	5.050%	6/01/20	BBB	1,620,098

1,460	NBC Universal Media LLC	6.400%	4/30/40	A–	1,806,309

2,420	News America Holdings Inc.	6.650%	11/15/37	BBB+	2,955,781

1,500	Viacom Inc.	7.875%	7/30/30	BBB	1,966,011
11,325	Total Media				13,093,171

	Metals & Mining – 4.7%

2,090	Alcoa Inc., (3)	5.400%	4/15/21	BBB–	2,192,742

1,805	Anglogold Holdings PLC	6.500%	4/15/40	Baa3	1,570,928

2,000	ArcelorMittal, (3)	6.750%	2/25/22	BB+	2,195,000

1,230	Freeport McMoRan Copper & Gold, Inc., (3)	3.550%	3/01/22	BBB	1,174,673

2,625	Newmont Mining Corporation, (3)	3.500%	3/15/22	Baa1	2,381,418

1,490	Nucor Corporation	4.000%	8/01/23	A	1,485,983

3,000	Rio Tinto Finance USA PLC, (3)	2.875%	8/21/22	A–	2,855,383

1,250	Teck Resources Limited	6.250%	7/15/41	BBB	1,290,528

1,940	Vale Overseas Limited, (3)	4.375%	1/11/22	A–	1,926,086
17,430	Total Metals & Mining				17,072,741

	Oil, Gas & Consumable Fuels – 5.5%

2,825	Apache Corporation	4.250%	1/15/44	A–	2,649,664

1,820	Cenovus Energy Inc., (3)	4.450%	9/15/42	BBB+	1,725,442

935	Chevron Corporation	2.427%	6/24/20	Aa1	928,320

2,500	EOG Resources Inc.	4.100%	2/01/21	A–	2,691,863

1,685	Marathon Petroleum Corporation	6.500%	3/01/41	BBB	2,040,218

1,500	Nabors Industries Inc., (3)	4.625%	9/15/21	BBB	1,549,659

2,385	Petrobras International Finance Company	5.375%	1/27/21	Baa1	2,412,001

2,000	Rowan Companies Inc.	4.875%	6/01/22	BBB–	2,069,034

1,455	Southwestern Energy Company, (3)	4.100%	3/15/22	BBB–	1,495,312

2,575	Spectra Energy Partners LP, (3)	4.750%	3/15/24	BBB	2,713,301
19,680	Total Oil, Gas & Consumable Fuels				20,274,814

30	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Pharmaceuticals – 0.7%

$2,385	Perrigo Company Limited, 144A, (3)	4.000%	11/15/23	BBB	$2,384,077

	Real Estate Investment Trust – 1.4%

2,405	American Tower Company, (3)	5.000%	2/15/24	BBB	2,504,817

1,385	Digital Realty Trust Inc.	3.625%	10/01/22	BBB	1,285,902

1,170	Piedmont Operating Partnership LP	4.450%	3/15/24	BBB	1,167,678
4,960	Total Real Estate Investment Trust				4,958,397

	Real Estate Management & Development – 0.3%

1,255	WP Carey Inc.	4.600%	4/01/24	Baa2	1,254,498

	Road & Rail – 0.5%

1,785	Burlington Northern Santa Fe Corporation	4.375%	9/01/42	A3	1,690,183

	Semiconductors & Equipment – 0.7%

1,040	Applied Materials Inc.	4.300%	6/15/21	A–	1,119,636

1,250	Intel Corporation	4.800%	10/01/41	A+	1,291,549
2,290	Total Semiconductors & Equipment				2,411,185

	Tobacco – 0.9%

1,895	Lorillard Tobacco, (3)	6.875%	5/01/20	Baa2	2,216,187

1,215	Reynolds American Inc.	3.250%	11/01/22	Baa2	1,143,073
3,110	Total Tobacco				3,359,260

	Transportation Infrastructure – 1.0%

2,450	Asciano Finance, 144A	5.000%	4/07/18	Baa2	2,630,854

1,000	Sydney Airport Finance Company Party Limited, 144A	3.900%	3/22/23	BBB	978,170
3,450	Total Transportation Infrastructure				3,609,024

	Wireless Telecommunication Services – 1.1%

2,020	SBA Tower Trust, 144A	3.598%	4/15/43	BBB	1,974,384

2,200	Vodafone Group PLC	1.500%	2/19/18	A–	2,163,061
4,220	Total Wireless Telecommunication Services				4,137,445
$161,218	Total Corporate Bonds (cost $165,724,095)				168,794,468

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 1.7%

	Banks – 0.6%

$2,220	Wachovia Capital Trust III	5.570%	N/A (4)	BBB+	$2,133,975

	Capital Markets – 0.2%

1,165	Goldman Sachs Capital II	4.000%	N/A (4)	BB+	897,050

Nuveen Investments	31

Nuveen Core Bond Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Insurance – 0.9%

$1,650	Catlin Insurance Company Limited, 144A	7.249%	N/A (4)	BBB+	$1,703,625

1,530	ZFS Finance USA Trust V, 144A	6.500%	5/09/37	A	1,640,925
3,180	Total Insurance				3,344,550
$6,565	Total $1,0000 (Par or Similar) Institutional Preferred (cost $5,984,871)				6,375,575

Principal Amount (000)	Description (1)		Optional Call Provisions (5)	Ratings (2)	Value

	MUNICIPAL BONDS – 1.8%

	Illinois – 0.5%

$1,735	Illinois State, General Obligation Bonds, Taxable Series 2011, 5.877%, 3/01/19		No Opt. Call	A–	$1,947,989

	Nevada – 0.7%

2,500	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Taxable Series 2011B, 3.176%, 6/01/17		No Opt. Call	AA+	2,634,875

	New York – 0.6%

1,990	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Eighty-Second Series 2014, 5.310%, 8/01/46		8/24 at 100.00	AA–	2,087,331
$6,225	Total Municipal Bonds (cost $6,225,000)				6,670,195

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 3.4%

$3,500	Fannie Mae Notes, (3)	0.750%	12/19/14	Aaa	$3,515,596

4,595	Federal National Mortgage Association, (3)	2.375%	7/28/15	Aaa	4,725,043

2,055	Freddie Mac Reference Notes	5.000%	12/14/18	Aa2	2,333,027

60	Freddie Mac Reference Notes	1.750%	5/30/19	Aaa	59,458

2,000	U.S. Treasury Bonds	2.750%	11/15/42	Aaa	1,704,062
$12,210	Total U.S. Government and Agency Obligations (cost $12,015,620)				12,337,186

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 45.7%

$1,590	321 Henderson Receivables LLC, Series 2010-3A	3.820%	12/15/48	Aaa	$1,668,978

2	Ally Auto Receivables Trust 2011-3	0.970%	8/17/15	Aaa	1,811

4,415	AmeriCold LLC Trust, Series 2010	2.500%	1/17/29	AAA	4,424,020

— (6)	Amresco Residential Securities Corporation, Mortgage Loan Pass-Through Certificates, Series 1997-3	6.960%	3/25/27	Baa2	76

4,340	Cabela’s Master Credit Card Trust, Series 2010-2A	2.290%	9/15/18	AAA	4,443,652

2,000	Citigroup Commercial Mortgage Trust Series 2012-GC8	3.024%	9/12/45	Aaa	1,952,050

1	ContiMortgage Home Equity Loan Trust, Series 1997-2	7.090%	4/15/28	AAA	957

4,177	Credit Suisse Commercial Mortgage Trust, Series 2013-6	3.500%	8/25/43	AAA	4,007,061

4,821	Credit Suisse Commercial Mortgage Trust 2013-IVR4	3.000%	7/25/43	AAA	4,748,986

32	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$3,643	Fannie Mae Mortgage Pool AB2085	4.000%	1/01/41	Aaa	$3,787,308

3,719	Fannie Mae Mortgage Pool AB3194	4.500%	6/01/41	Aaa	3,969,127

3,739	Fannie Mae Mortgage Pool AB9659	3.000%	6/01/43	Aaa	3,615,529

1,644	Fannie Mae Mortgage Pool AD0706	2.298%	3/01/38	Aaa	1,752,391

3,067	Fannie Mae Mortgage Pool AD1593	4.500%	2/01/40	Aaa	3,272,120

1,847	Fannie Mae Mortgage Pool AE0058	2.351%	7/01/36	Aaa	1,967,606

3,726	Fannie Mae Mortgage Pool AE0217	4.500%	8/01/40	Aaa	3,975,769

2,646	Fannie Mae Mortgage Pool AE0981	3.500%	3/01/41	Aaa	2,663,366

1,313	Fannie Mae Mortgage Pool AH3804	4.000%	2/01/41	Aaa	1,364,736

3,708	Fannie Mae Mortgage Pool AH5575	4.000%	2/01/41	Aaa	3,853,842

1,678	Fannie Mae Mortgage Pool AH5583	4.500%	2/01/41	Aaa	1,791,509

3,854	Fannie Mae Mortgage Pool AH8954	4.000%	4/01/41	Aaa	4,005,959

5,091	Fannie Mae Mortgage Pool AJ7547	4.000%	1/01/42	Aaa	5,292,936

4,022	Fannie Mae Mortgage Pool AJ9355	3.000%	1/01/27	Aaa	4,135,942

1,940	Fannie Mae Mortgage Pool AL0160	4.500%	5/01/41	Aaa	2,076,827

3,248	Fannie Mae Mortgage Pool AL2720	3.000%	11/01/27	Aaa	3,340,395

3,708	Fannie Mae Mortgage Pool AL3617	3.500%	9/01/27	Aaa	3,889,712

2,491	Fannie Mae Mortgage Pool AO9636	2.500%	7/01/27	Aaa	2,496,934

4,684	Fannie Mae Mortgage Pool MA1028	4.000%	4/01/42	Aaa	4,869,682

3,848	Fannie Mae Mortgage Pool MA1675	3.500%	11/01/23	Aaa	4,052,180

565	Fannie Mae Mortgage Pool 725111	2.320%	9/01/33	Aaa	601,817

1,403	Fannie Mae Mortgage Pool 725205	5.000%	3/01/34	Aaa	1,536,812

2,942	Fannie Mae Mortgage Pool 819652	2.465%	3/01/35	Aaa	3,099,324

423	Fannie Mae Mortgage Pool 848390	1.914%	12/01/35	Aaa	445,103

2,074	Fannie Mae Mortgage Pool 879906	2.553%	10/01/33	Aaa	2,217,922

777	Fannie Mae Mortgage Pool 886034	2.685%	7/01/36	Aaa	833,639

2,327	Fannie Mae Mortgage Pool 960605	5.000%	8/01/37	Aaa	2,538,919

668	Fannie Mae Mortgage Pool 995949	2.456%	9/01/36	Aaa	710,787

4	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1990-89 K	6.500%	7/25/20	Aaa	4,488

1,141	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 2003-52 NF	0.554%	6/25/23	Aaa	1,145,008

3,040	Fannie Mae TBA Mortgage Pool, (WI/DD)	4.500%	TBA	Aaa	3,242,825

6	Federal Home Loan Mortgage Corporation, REMIC 1167 E	7.500%	11/15/21	Aaa	7,033

14	Federal Home Loan Mortgage Corporation, REMIC 1286 A	6.000%	5/15/22	Aaa	15,499

1,366	Federal Home Loan Mortgage Corporation, REMIC 2750 HE	5.000%	2/15/19	Aaa	1,440,130

594	Federal Home Loan Mortgage Corporation, REMIC 2863 HF	0.655%	2/15/19	Aaa	598,192

4,865	Fifth Third Auto Trust, Series 2013 A A3	0.610%	9/15/17	AAA	4,868,566

2,588	Freddie Mac Gold Mortgage Pool J14842	3.500%	3/01/26	Aaa	2,716,123

4,524	Freddie Mac Gold Pool C09000	3.500%	6/01/42	Aaa	4,549,629

Nuveen Investments	33

Nuveen Core Bond Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$2,193	Freddie Mac Gold Pool G05852	5.500%	3/01/39	Aaa	$2,407,042

3,315	Freddie Mac Gold Pool J13711	3.500%	12/01/25	Aaa	3,478,409

445	Freddie Mac Gold Pool 786281	2.482%	1/01/28	Aaa	479,021

397	Freddie Mac Gold Pool 847190	2.318%	4/01/29	Aaa	413,623

1,374	Freddie Mac Gold Pool 847209	2.265%	10/01/30	Aaa	1,430,801

354	Freddie Mac Gold Pool 847161	2.346%	5/01/31	Aaa	378,341

1,028	Freddie Mac Gold Pool 847210	2.339%	9/01/33	Aaa	1,101,931

1,867	Freddie Mac Gold Pool 848282	2.418%	6/01/38	Aaa	1,984,604

1,421	Freddie Mac Mortgage Pool, Various A96544	3.500%	1/01/41	Aaa	1,428,688

880	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2013-K712	3.368%	5/25/45	A–	868,490

86	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2006-GG6	5.506%	4/10/38	AAA	86,440

4,556	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2007-GG10, (3)	5.819%	8/10/45	A	5,052,250

4,958	Government National Mortgage Association Pool AA5391	3.500%	6/15/42	Aaa	5,066,865

1,742	Invitation Homes Trust 2013-SFR1	1.400%	12/17/30	Aaa	1,742,486

1,761	Master Resecuritization Trust 2009-1	6.000%	10/25/36	A	1,888,678

345	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2011-1	4.125%	2/25/41	AAA	351,516

183	Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-11	2.535%	8/25/34	N/R	181,955

1,876	Structured Agency Credit Risk Debt Notes, 2013-DN2	1.604%	11/25/23	Baa1	1,886,687

301	U.S. Small Business Administration Guaranteed Participating Securities Participation Certificates, Series 2006-10A	5.408%	2/10/16	Aaa	315,827

4,267	U.S. Small Business Administration Guaranteed Participating Securities, Participation Certificates, Series 2010-P10B	3.215%	9/01/20	Aaa	4,347,601

4,205	UBS Barclays Commercial Mortgage Trust 2012-C4	2.850%	12/12/45	AAA	4,002,365

3,857	United States Department of Veterans, Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, Series 2011-1	3.750%	2/15/35	Aaa	4,054,226

478	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-WHl8	0.235%	6/15/20	Aaa	473,497

2,667	Walter Investment Management Company Capital Trust, Series 2012-AA	4.549%	10/16/50	BBB	2,699,621

3,220	Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C3	4.375%	3/17/44	Aaa	3,442,396
$162,056	Total Asset-Backed and Mortgage-Backed Securities (cost $166,135,814)				167,556,637

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SOVEREIGN DEBT – 0.4%

	Mexico – 0.4%

$1,400	United Mexican States	5.625%	1/15/17	A3	$1,557,500
$1,400	Total Sovereign Debt (cost $1,387,694)				1,557,500
	Total Long-Term Investments (cost $357,473,094)				363,291,561

34	Nuveen Investments

Shares	Description (1)	Coupon	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 12.5%

	Money Market Funds – 12.5%

45,653,929	Mount Vernon Securities Lending Trust Prime Portfolio, (8)	0.182% (7)	$ 45,653,929
	Total Investments Purchased with Collateral from Securities Lending (cost $45,653,929)		45,653,929

Shares	Description (1)	Coupon	Value

	SHORT-TERM INVESTMENTS – 0.8%

	Money Market Funds – 0.8%

2,851,392	First American Treasury Obligations Fund, Class Z	0.000% (7)	$ 2,851,392
	Total Short-Term Investments (cost $2,851,392)		2,851,392
	Total Investments (cost $405,978,415) – 112.4%		411,796,882
	Other Assets Less Liabilities – (12.4)%		(45,553,027)
	Net Assets – 100%		$366,243,855

Investments in Derivatives as of March 31, 2014

Interest Rate Swaps outstanding:

Clearing House	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Termination Date	Value	Unrealized Appreciation (Depreciation)
Citigroup	$5,000,000	Receive	3-Month USD-LIBOR-BBA	2.739%	Semi-Annually	11/21/23	$(22,029)	$(22,453)

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Note	Short	(42)	6/14	$(9,221,625)	$707
U.S. Treasury 5-Year Note	Short	(360)	6/14	(42,823,125)	187,188
U.S. Treasury 10-Year Note	Short	(155)	6/14	(19,142,500)	49,098
U.S. Treasury Long Bond	Short	(16)	6/14	(2,131,500)	(14,331)
U.S. Treasury Ultra Bond	Long	43	6/14	6,212,156	93,802
				$(67,106,594)	$316,464
*	The aggregate Notional Amount at Value of long and short positions is $6,212,156 and $(73,318,750), respectively.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	35

Nuveen Core Bond Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$168,794,468	$—	$168,794,468
$1,000 Par (or similar) Institutional Preferred	—	6,375,575	—	6,375,575
Municipal Bonds	—	6,670,195	—	6,670,195
U.S. Government and Agency Obligations	—	12,337,186	—	12,337,186
Asset-Backed and Mortgage-Backed Securities	—	167,556,637	—	167,556,637
Sovereign Debt	—	1,557,500	—	1,557,500
Investments Purchased with Collateral from Securities Lending	45,653,929	—	—	45,653,929
Short-Term Investments:
Money Market Funds	2,851,392	—	—	2,851,392
Investments in Derivatives:
Interest Rate Swaps*	—	(22,453)	—	(22,453)
Futures Contracts*	316,464	—	—	316,464
Total	$48,821,785	$363,269,108	$—	$412,090,893
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2014, the cost of investments (excluding investments in derivatives) was $405,978,415.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2014,, were as follows:

Gross unrealized:
Appreciation	$10,571,431
Depreciation	(4,752,964)
Net unrealized appreciation (depreciation) of investments	$5,818,467

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $44,508,503.

(4)	Perpetual security. Maturity date is not applicable.

(5)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

(6)	Principal Amount (000) rounds to less than $1,000.

(7)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(8)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

USD-LIBOR-BBA	United States Dollar-London Inter-Bank Offered Rate British Bankers’ Association.

36	Nuveen Investments

Nuveen Core Plus Bond Fund

Portfolio of Investments March 31, 2014 (Unaudited)

Shares	Description (1)	Coupon		Ratings (2)	Value

	LONG-TERM INVESTMENTS – 98.6%

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 3.3%

	Banks – 1.9%

62,000	Citigroup Inc.	7.125%		BB+	$1,636,800

65,000	Morgan Stanley	7.125%		BB+	1,724,450

159,208	PNC Financial Services, (3)	6.125%		BBB	4,252,446

95,750	Regions Financial Corporation	6.375%		BB	2,308,532

62,000	Wells Fargo & Company, (3)	5.850%		BBB+	1,543,800
	Total Banks				11,466,028

	Consumer Finance – 0.3%

83,000	Discover Financial Services	6.500%		BB	2,035,990

	Insurance – 1.1%

104,794	Endurance Specialty Holdings Limited	7.500%		BBB–	2,742,459

120,000	Hartford Financial Services Group Inc.	7.875%		BB+	3,554,400
	Total Insurance				6,296,859
	Total $25 Par (or similar) Retail Preferred (cost $18,829,760)				19,798,877

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 60.3%

	Aerospace & Defense – 0.8%

$2,000	Bombardier Inc., 144A, (3)	6.125%	1/15/23	BB–	$2,020,000

2,780	Exelis, Inc.	5.550%	10/01/21	BBB+	2,866,811
4,780	Total Aerospace & Defense				4,886,811

	Airlines – 0.3%

1,797	Northwest Airlines Trust Pass-Through Certificates 2007-1	7.027%	11/01/19	A–	1,992,506

	Auto Components – 0.3%

1,710	TRW Automotive Inc., 144A	4.450%	12/01/23	BBB–	1,718,550

	Automobiles – 0.5%

1,500	Chrysler GP/CG Company	8.000%	6/15/19	B1	1,642,500

1,340	General Motors Financial Company Inc., (3)	4.250%	5/15/23	BB+	1,323,250
2,840	Total Automobiles				2,965,750

	Banks – 4.6%

2,900	Bancolombia SA	5.950%	6/03/21	Baa2	3,095,750

2,955	Bank of America Corporation	4.000%	4/01/24	A	2,951,522

1,845	CIT Group Inc., (3)	5.000%	8/01/23	BB	1,886,513

1,890	HSBC Holdings PLC	6.800%	6/01/38	A+	2,322,309

3,455	JPMorgan Chase & Company, (3)	6.750%	8/01/64	BBB	3,636,388

Nuveen Investments	37

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Banks (continued)

$3,050	Rabobank Nederland	3.875%	2/08/22	Aa2	$3,158,653

1,200	Royal Bank of Scotland Group PLC, (3)	6.100%	6/10/23	BBB–	1,245,623

1,400	Santander UK PLC, 144A	5.000%	11/07/23	A–	1,440,316

2,520	Societe Generale, 144A, (3)	5.000%	1/17/24	BBB+	2,511,251

1,825	Sovereign Bank	8.750%	5/30/18	Baa2	2,176,313

1,470	Standard Chartered PLC, 144A	5.700%	3/26/44	A+	1,456,182

1,220	Wells Fargo & Company	3.450%	2/13/23	A+	1,184,115
25,730	Total Banks				27,064,935

	Building Products – 0.8%

1,695	Masco Corporation	5.950%	3/15/22	BBB–	1,839,075

1,000	Odebrecht Offshore Drilling Finance Limited, 144A, (3)	6.625%	10/01/22	BBB	1,035,000

2,120	Owens Corning Incorporated	4.200%	12/15/22	BBB–	2,102,451
4,815	Total Building Products				4,976,526

	Capital Markets – 4.0%

1,000	E Trade Financial Corporation, (3)	6.375%	11/15/19	B2	1,087,500

2,140	Goldman Sachs Group, Inc.	6.000%	6/15/20	A	2,457,381

2,495	Goldman Sachs Group, Inc.	5.250%	7/27/21	A	2,761,940

3,685	Goldman Sachs Group, Inc., (3)	6.750%	10/01/37	A–	4,221,238

1,025	Lazard Group LLC	4.250%	11/14/20	BBB+	1,061,943

6,250	Morgan Stanley	6.625%	4/01/18	A	7,286,006

4,105	Morgan Stanley	5.500%	7/28/21	A	4,638,116
20,700	Total Capital Markets				23,514,124

	Chemicals – 1.4%

2,375	Braskem Finance Limited, 144A	5.750%	4/15/21	BBB–	2,372,031

3,830	Incitec Pivot Finance, 144A	6.000%	12/10/19	BBB	4,229,913

1,680	NOVA Chemicals Corporation, 144A	5.250%	8/01/23	BB+	1,797,600
7,885	Total Chemicals				8,399,544

	Commercial Services & Supplies – 0.4%

1,000	ADT Corporation, 144A, (3)	6.250%	10/15/21	BBB–	1,027,500

990	R.R. Donnelley & Sons Company, (3)	7.625%	6/15/20	BB	1,138,500
1,990	Total Commercial Services & Supplies				2,166,000

	Communications Equipment – 0.3%

1,550	Nokia Corporation	5.375%	5/15/19	BB–	1,631,375

	Computers & Peripherals – 1.0%

1,965	Apple Inc., 144A, (3)	3.850%	5/04/43	AA+	1,742,562

2,050	NCR Corporation	5.000%	7/15/22	BB	2,052,563

1,820	Seagate HDD Cayman	7.000%	11/01/21	BBB–	2,036,125
5,835	Total Computers & Peripherals				5,831,250

38	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Construction Materials – 0.3%

$1,800	Norbord Inc., 144A	5.375%	12/01/20	Ba2	$1,822,500

	Consumer Finance – 1.2%

3,348	Capital One Bank, (3)	3.375%	2/15/23	Baa1	3,257,781

1,790	Discover Financial Services	5.200%	4/27/22	BBB	1,917,122

2,000	Ford Motor Credit Company	4.250%	9/20/22	BBB–	2,061,028
7,138	Total Consumer Finance				7,235,931

	Containers & Packaging – 0.7%

985	Ball Corporation	4.000%	11/15/23	BB+	920,975

1,000	Crown Americas Capital Corporation IV	4.500%	1/15/23	BB	955,000

1,945	Rock-Tenn Company	4.900%	3/01/22	BBB–	2,079,740
3,930	Total Containers & Packaging				3,955,715

	Diversified Consumer Services – 0.2%

900	Office Depot de Mexico SA de CV, 144A	6.875%	9/20/20	BB+	937,125

	Diversified Financial Services – 4.2%

5,205	Citigroup Inc.	4.500%	1/14/22	A	5,514,958

5,000	Citigroup Inc.	3.875%	10/25/23	A	4,964,615

2,915	General Electric Capital Corporation	6.875%	1/10/39	AA+	3,838,883

3,190	JPMorgan Chase & Company	4.500%	1/24/22	A+	3,439,082

2,665	JPMorgan Chase & Company	3.200%	1/25/23	A+	2,584,171

1,680	JPMorgan Chase & Company	3.375%	5/01/23	A	1,590,320

2,180	JPMorgan Chase & Company	6.400%	5/15/38	A+	2,701,700
22,835	Total Diversified Financial Services				24,633,729

	Diversified Telecommunication Services – 2.8%

2,970	AT&T, Inc.	5.550%	8/15/41	A	3,117,939

2,000	Frontier Communications Corporation, (3)	8.500%	4/15/20	Ba2	2,325,000

3,190	Qwest Corporation, (3)	6.750%	12/01/21	BBB–	3,561,967

2,000	SBA Telecommunications Corporation	5.750%	7/15/20	B+	2,095,000

1,950	Verizon Communications	5.150%	9/15/23	A–	2,133,922

2,010	Verizon Communications	6.900%	4/15/38	A–	2,489,777

700	Verizon Communications	6.550%	9/15/43	A–	851,855
14,820	Total Diversified Telecommunication Services				16,575,460

	Electric Utilities – 1.7%

1,500	Comision Federal de Electricidad of the United States of Mexico, 144A	4.875%	5/26/21	BBB+	1,563,750

2,500	Exelon Generation Co. LLC, (3)	4.250%	6/15/22	BBB+	2,535,443

1,685	MidAmerican Energy Holdings Company	6.125%	4/01/36	A3	2,015,604

2,000	Origin Energy Finance Limited, 144A	3.500%	10/09/18	BBB	2,035,878

2,095	PPL Capital Funding Inc.	3.500%	12/01/22	BBB	2,052,792
9,780	Total Electric Utilities				10,203,467

Nuveen Investments	39

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Energy Equipment & Services – 2.2%

$2,180	Diamond Offshore Drilling Inc.	5.700%	10/15/39	A	$2,383,324

3,870	Ensco PLC	4.700%	3/15/21	BBB+	4,158,094

1,500	Markwest Energy Partners LP, (3)	6.750%	11/01/20	BB	1,623,750

2,500	Transocean Inc., (3)	3.800%	10/15/22	BBB–	2,390,020

1,880	Weatherford International Limited	7.000%	3/15/38	Baa2	2,217,469
11,930	Total Energy Equipment & Services				12,772,657

	Gas Utilities – 0.4%

2,375	AmeriGas Finance LLC, (3)	7.000%	5/20/22	Ba2	2,594,688

	Health Care Providers & Services – 1.4%

2,000	Community Health Systems, Inc., 144A	5.125%	8/01/21	BB+	2,050,000

2,000	HCA Inc.	6.500%	2/15/20	BB+	2,240,000

1,500	Tenet Healthcare Corporation, (3)	4.375%	10/01/21	BB	1,447,500

2,185	UnitedHealth Group Incorporated	6.875%	2/15/38	A	2,875,198
7,685	Total Health Care Providers & Services				8,612,698

	Independent Power & Renewable Electricity Producers – 0.2%

999	Calpine Corporation, 144A, (3)	7.875%	7/31/20	BB+	1,098,900

	Insurance – 3.3%

3,975	AFLAC Insurance	6.450%	8/15/40	A–	4,918,097

1,650	Genworth Holdings Inc.	4.800%	2/15/24	BBB–	1,716,444

1,760	Liberty Mutual Group Inc., 144A	4.950%	5/01/22	Baa2	1,883,872

3,015	Liberty Mutual Group Inc., 144A	5.000%	6/01/21	Baa2	3,244,833

1,000	Lincoln National Corporation	8.750%	7/01/19	A–	1,289,314

1,640	Pacific LifeCorp., 144A	6.000%	2/10/20	BBB+	1,870,891

4,000	Prudential Holdings LLC, 144A	7.245%	12/18/23	AA	4,903,980
17,040	Total Insurance				19,827,431

	IT Services – 0.5%

2,750	Computer Sciences Corporation	4.450%	9/15/22	BBB+	2,807,379

	Leisure Equipment & Products – 0.5%

2,950	Hyatt Hotels Corporation	3.375%	7/15/23	BBB	2,791,721

	Machinery – 0.2%

1,120	Cummins Engine Inc.	4.875%	10/01/43	A	1,201,676

	Media – 5.2%

2,000	Clear Channel Worldwide	6.500%	11/15/22	BB–	2,137,500

5,565	DIRECTV Holdings LLC	3.800%	3/15/22	BBB	5,506,785

2,000	Dish DBS Corporation	4.250%	4/01/18	BB–	2,087,500

3,060	NBC Universal Media LLC	6.400%	4/30/40	A–	3,785,826

1,925	NBC Universal Media LLC, (3)	4.450%	1/15/43	A–	1,862,337

40	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Media (continued)

$3,590	News America Holdings Inc.	6.650%	11/15/37	BBB+	$4,384,815

1,635	SES SA, 144A	3.600%	4/04/23	BBB	1,584,658

2,000	Sinclair Television Group, (3)	5.375%	4/01/21	B1	1,985,000

1,800	Sirius XM Radio Inc., 144A, (3)	4.250%	5/15/20	BB	1,759,500

2,000	UnityMedia Hessen GmBH, 144A	7.500%	3/15/19	BB–	2,170,000

2,987	Viacom Inc.	4.375%	3/15/43	BBB+	2,654,496

1,000	WMG Acquisition Group, 144A, (3)	6.000%	1/15/21	B+	1,042,500
29,562	Total Media				30,960,917

	Metals & Mining – 5.9%

3,035	Alcoa Inc., (3)	5.400%	4/15/21	BBB–	3,184,198

1,625	Allegheny Technologies Inc.	5.875%	8/15/23	BBB–	1,699,687

4,530	Anglogold Holdings PLC	6.500%	4/15/40	Baa3	3,942,550

5,925	ArcelorMittal, (3)	6.750%	2/25/22	BB+	6,502,688

2,050	Cliffs Natural Resources Inc., (3)	4.800%	10/01/20	BBB–	2,012,858

1,535	Freeport McMoRan Copper & Gold, Inc., (3)	3.550%	3/01/22	BBB	1,465,954

3,700	Newmont Mining Corporation, (3)	3.500%	3/15/22	Baa1	3,356,666

2,000	Nucor Corporation	4.000%	8/01/23	A	1,994,608

2,770	Rio Tinto Finance USA PLC, (3)	2.875%	8/21/22	A–	2,636,472

1,440	Teck Resources Limited	6.250%	7/15/41	BBB	1,486,688

3,895	Vale Overseas Limited	6.875%	11/10/39	A–	4,164,039

2,340	Xstrata Finance Canada Limited, 144A	6.900%	11/15/37	BBB	2,592,486
34,845	Total Metals & Mining				35,038,894

	Oil, Gas & Consumable Fuels – 7.0%

3,230	Anadarko Petroleum Corporation, (3)	6.200%	3/15/40	BBB–	3,740,017

2,000	Canadian Oil Sands Trust, 144A	7.750%	5/15/19	BBB	2,428,202

1,500	Cenovus Energy Inc., (3)	3.800%	9/15/23	BBB+	1,494,741

1,500	Chesapeake Energy Corporation, (3)	6.125%	2/15/21	BB–	1,635,000

2,000	Cimarex Energy Company	5.875%	5/01/22	BB+	2,170,000

2,000	Continental Resources Inc., (3)	5.000%	9/15/22	BBB–	2,100,000

2,100	Denbury Resources Incorporated, (3)	4.625%	7/15/23	BB	1,953,000

750	Kinder Morgan Inc., Delaware, 144A	5.000%	2/15/21	BB+	751,061

1,985	Lukoil International Finance, 144A	6.125%	11/09/20	BBB	2,054,475

2,000	Nabors Industries Inc., (3)	4.625%	9/15/21	BBB	2,066,212

2,000	Oasis Petroleum Inc., 144A	6.875%	3/15/22	B+	2,165,000

2,255	Petro Canada	6.800%	5/15/38	BBB+	2,854,880

2,495	Petrobras International Finance Company	6.875%	1/20/40	Baa1	2,458,800

3,000	Petroleos Mexicanos	5.500%	1/21/21	BBB+	3,277,500

1,900	Reliance Holdings USA Inc., 144A	5.400%	2/14/22	BBB+	1,989,739

2,000	Sabine Pass Liquefaction LLC	5.625%	2/01/21	BB+	2,062,500

Nuveen Investments	41

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels (continued)

$1,955	Southwestern Energy Company, (3)	4.100%	3/15/22	BBB–	$2,009,165

2,560	Spectra Energy Partners LP	4.750%	3/15/24	BBB	2,697,495

1,750	Targa Resources Inc., 144A, (3)	4.250%	11/15/23	BB	1,623,125
38,980	Total Oil, Gas & Consumable Fuels				41,530,912

	Paper & Forest Products – 1.1%

1,100	Domtar Corporation	4.400%	4/01/22	BBB–	1,096,010

1,785	Domtar Corporation	6.750%	2/15/44	BBB–	1,982,987

2,265	International Paper Company	8.700%	6/15/38	BBB	3,273,215
5,150	Total Paper & Forest Products				6,352,212

	Pharmaceuticals – 0.2%

1,375	AbbVie Inc., (3)	2.900%	11/06/22	A	1,323,686

	Real Estate Investment Trust – 2.9%

2,780	American Tower Company	5.000%	2/15/24	BBB	2,895,379

1,670	ARC Property Operating Partnership LP, Clark Acquisition LLC, 144A	4.600%	2/06/24	BBB–	1,669,330

2,200	Digital Realty Trust Inc.	3.625%	10/01/22	BBB	2,042,588

1,865	Omega Healthcare Investors Inc., 144A	4.950%	4/01/24	BBB–	1,825,414

1,815	Piedmont Operating Partnership LP	4.450%	3/15/24	BBB	1,811,397

1,200	Plum Creek Timberlands LP	4.700%	3/15/21	BBB	1,261,034

2,995	Prologis Inc.	6.875%	3/15/20	BBB+	3,537,065

2,315	Realty Income Corporation	3.250%	10/15/22	BBB+	2,205,929
16,840	Total Real Estate Investment Trust				17,248,136

	Road & Rail – 0.2%

1,125	Hertz Corporation, (3)	6.250%	10/15/22	B	1,203,750

	Specialty Retail – 0.7%

1,225	Best Buy Co., Inc.	5.000%	8/01/18	Baa2	1,269,406

600	Guitar Center Inc., 144A, (WI/DD)	6.500%	4/15/19	B–	596,250

2,000	O’Reilly Automotive Inc.	4.875%	1/14/21	BBB	2,141,872
3,825	Total Specialty Retail				4,007,528

	Tobacco – 1.2%

2,200	Altria Group Inc.	2.850%	8/09/22	BBB+	2,064,482

2,000	Imperial Tobacco Finance, 144A	3.500%	2/11/23	BBB	1,918,120

2,705	Lorillard Tobacco, (3)	6.875%	5/01/20	Baa2	3,163,476
6,905	Total Tobacco				7,146,078

	Trading Companies & Distributors – 0.3%

1,925	Air Lease Corporation	3.875%	4/01/21	BBB–	1,925,000

	Transportation Infrastructure – 0.7%

3,800	Asciano Finance, 144A	5.000%	4/07/18	Baa2	4,080,508

42	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Wireless Telecommunication Services – 0.7%

$1,300	Millicom International Cellular SA, 144A	6.625%	10/15/21	BB+	$1,374,750

2,610	SBA Tower Trust, 144A	3.598%	4/15/43	BBB	2,551,061
3,910	Total Wireless Telecommunication Services				3,925,811
$335,926	Total Corporate Bonds (cost $339,833,942)				356,961,880

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 4.6%

	Banks – 1.3%

$1,620	Fifth Third Bancorp.	5.100%	N/A (4)	BBB–	$1,490,400

3,500	Wachovia Capital Trust III	5.570%	N/A (4)	BBB+	3,364,374

2,760	Wells Fargo Capital Trust X	5.950%	12/01/36	BBB+	2,760,000
7,880	Total Banks				7,614,774

	Capital Markets – 0.3%

2,415	Goldman Sachs Capital II	4.000%	N/A (4)	BB+	1,859,550

	Diversified Financial Services – 0.8%

4,000	General Electric Capital Corporation, (3)	7.125%	N/A (4)	AA–	4,560,000

	Electric Utilities – 0.3%

1,785	Electricite de France, 144A	5.250%	N/A (4)	A3	1,787,678

	Insurance – 1.9%

1,500	Allstate Corporation	5.750%	8/15/53	Baa1	1,575,000

2,970	Catlin Insurance Company Limited, 144A	7.249%	N/A (4)	BBB+	3,066,525

2,205	Lincoln National Corporation	6.050%	4/20/67	BBB	2,191,219

1,500	Prudential Financial Inc., (3)	5.200%	3/15/44	BBB+	1,488,750

2,755	ZFS Finance USA Trust V, 144A	6.500%	5/09/37	A	2,954,738
10,930	Total Insurance				11,276,232
$27,010	Total $1,000 Par (or similar) Institutional Preferred (cost $25,527,746)				27,098,234

Principal Amount (000)	Description (1)		Optional Call Provisions (5)	Ratings (2)	Value

	MUNICIPAL BONDS – 1.1%

	Illinois – 1.1%

$5,765	Illinois State, General Obligation Bonds, Taxable Series 2011, 5.877%, 3/01/19		No Opt. Call	A–	$6,472,712
$5,765	Total Municipal Bonds (cost $5,765,000)				6,472,712

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 28.1%

$3,649	321 Henderson Receivables LLC, Series 2010-3A	3.820%	12/15/48	Aaa	$3,829,048

3,075	AmeriCold LLC Trust, Series 2010	6.811%	1/14/29	A+	3,493,587

Nuveen Investments	43

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$	— (6)	Amresco Residential Securities Corporation, Mortgage Loan Pass-Through Certificates, Series 1997-3	6.960%	3/25/27	Baa2	$112

	850	Bank of America Funding Trust, Mortgage Pass-Through Certificates, Series 2007-4	5.500%	6/25/37	CC	339,802

	1,250	Bayview Financial Mortgage Pass-Through Trust, Mortgage Pass-Through Certificate Series 2005-D	5.500%	12/28/35	BB	1,225,416

	750	CarFinance Capital Auto Trust, Automobile Receivables-Backed Notes, Series 2013-1, 144A	3.450%	3/15/19	Baa3	759,115

	153	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2004-J1	6.000%	2/25/34	AA+	156,074

	1,387	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-19CB	6.000%	8/25/36	Caa3	1,213,101

	899	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-2	2.500%	2/25/34	A	866,577

	480	Countrywide Home Loans, Asset-Backed Certificates, Series 2003-SC1	2.404%	9/25/23	BB+	468,086

	1,000	Credit Suisse Commercial Mortgage Trust, Pass-Through Certificates Series 2007-4	5.971%	9/16/39	Ba1	1,076,637

	5,652	Credit Suisse Commercial Mortgage Trust, Series 2013-6	3.500%	8/25/43	AAA	5,421,318

	4,821	Credit Suisse Commercial Mortgage Trust 2013-IVR4	3.000%	7/25/43	AAA	4,748,986

	2,903	Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-8	6.196%	4/25/33	A+	2,783,288

	2,550	DBUBS Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-LC3A	3.642%	8/12/44	Aaa	2,681,886

	6,829	Fannie Mae Mortgage Pool AB1959	4.000%	12/01/40	Aaa	7,100,042

	4,412	Fannie Mae Mortgage Pool AC1877	4.500%	9/01/39	Aaa	4,707,678

	5,789	Fannie Mae Mortgage Pool AD4375	5.000%	5/01/40	Aaa	6,311,224

	5,534	Fannie Mae Mortgage Pool AE7265	4.000%	1/01/41	Aaa	5,754,322

	1,937	Fannie Mae Mortgage Pool AL0160	4.500%	5/01/41	Aaa	2,073,602

	5,219	Fannie Mae Mortgage Pool AL3617	3.500%	9/01/27	Aaa	5,474,226

	1,498	Fannie Mae Mortgage Pool MA1028	4.000%	4/01/42	Aaa	1,557,284

	117	Fannie Mae Mortgage Pool 250551	7.000%	5/01/26	Aaa	132,846

	477	Fannie Mae Mortgage Pool 252255	6.500%	2/01/29	Aaa	536,177

	918	Fannie Mae Mortgage Pool 254169	6.500%	12/01/31	Aaa	1,003,778

	817	Fannie Mae Mortgage Pool 254379	7.000%	7/01/32	Aaa	960,379

	681	Fannie Mae Mortgage Pool 254513	6.000%	10/01/22	Aaa	757,930

	1,744	Fannie Mae Mortgage Pool 255575	5.500%	1/01/25	Aaa	1,923,054

	337	Fannie Mae Mortgage Pool 256845	6.500%	8/01/37	Aaa	377,780

	1,161	Fannie Mae Mortgage Pool 256852	6.000%	8/01/27	Aaa	1,298,871

	525	Fannie Mae Mortgage Pool 256890	6.000%	9/01/37	Aaa	567,890

	76	Fannie Mae Mortgage Pool 340798	7.000%	4/01/26	Aaa	84,204

	4	Fannie Mae Mortgage Pool 535206	7.000%	2/01/15	Aaa	4,357

	119	Fannie Mae Mortgage Pool 545359	2.393%	3/01/31	Aaa	127,668

	251	Fannie Mae Mortgage Pool 545813	7.000%	7/01/32	Aaa	281,878

	176	Fannie Mae Mortgage Pool 545815	7.000%	7/01/32	Aaa	198,131

44	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$1,151	Fannie Mae Mortgage Pool 555798	6.500%	5/01/33	Aaa	$1,297,706

1,953	Fannie Mae Mortgage Pool 555843	2.205%	8/01/30	Aaa	2,024,876

79	Fannie Mae Mortgage Pool 591038	7.000%	8/01/16	Aaa	81,840

343	Fannie Mae Mortgage Pool 673010	5.500%	12/01/17	Aaa	365,343

1,713	Fannie Mae Mortgage Pool 688330	6.000%	3/01/33	Aaa	1,935,576

3,092	Fannie Mae Mortgage Pool 709446	5.500%	7/01/33	Aaa	3,453,684

433	Fannie Mae Mortgage Pool 725553	2.172%	9/01/33	Aaa	459,269

2,054	Fannie Mae Mortgage Pool 735054	5.140%	11/01/34	Aaa	2,204,240

2,243	Fannie Mae Mortgage Pool 735273	6.500%	6/01/34	Aaa	2,555,607

1,165	Fannie Mae Mortgage Pool 745101	6.000%	4/01/32	Aaa	1,284,900

232	Fannie Mae Mortgage Pool 781776	6.000%	10/01/34	Aaa	260,709

731	Fannie Mae Mortgage Pool 885536	6.000%	8/01/36	Aaa	824,181

1,186	Fannie Mae Mortgage Pool 900555	6.000%	9/01/36	Aaa	1,318,582

3,176	Fannie Mae Mortgage Pool 932323	4.500%	12/01/39	Aaa	3,390,318

— (6)	Fannie Mae Mortgage Pool 983077	5.000%	5/01/38	Aaa	400

— (6)	Fannie Mae Mortgage Pool 985344	5.500%	7/01/38	Aaa	245

9	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1988-24 G	7.000%	10/25/18	Aaa	9,786

9	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1989-44 H	9.000%	7/25/19	Aaa	9,877

2	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1989-90 E	8.700%	12/25/19	Aaa	1,945

13	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1990-102 J	6.500%	8/25/20	Aaa	13,806

98	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1990-105 J	6.500%	9/25/20	Aaa	105,651

6	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1990-30 E	6.500%	3/25/20	Aaa	6,816

10	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1990-61 H	7.000%	6/25/20	Aaa	10,785

10	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1990-72 B	9.000%	7/25/20	Aaa	11,172

66	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1991-134 Z	7.000%	10/25/21	Aaa	73,534

36	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1991-56 M	6.750%	6/25/21	Aaa	39,827

9	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1992-120 C	6.500%	7/25/22	Aaa	10,183

305	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1996-35 Z	7.000%	7/25/26	Aaa	344,579

915	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 2005-62 JE	5.000%	6/25/35	Aaa	1,024,056

Nuveen Investments	45

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$1,103	Fannie Mae REMIC Pass-Through Certificates 2003-W1 B1	4.625%	12/25/42	B1	$947,431

5,735	Fannie Mae TBA Mortgage Pool, (WI/DD)	4.000%	TBA	Aaa	5,960,816

3,000	Fannie Mae TBA Mortgage Pool, (WI/DD)	5.000%	TBA	Aaa	3,270,703

2,449	Fannie Mae, Connecticut Avenue Securities Series 2014-C01	1.754%	1/25/24	Baa2	2,475,137

10	Federal Home Loan Mortgage Corporation, REMIC 1022 J	6.000%	12/15/20	Aaa	10,611

20	Federal Home Loan Mortgage Corporation, REMIC 1118 Z	8.250%	7/15/21	Aaa	22,412

29	Federal Home Loan Mortgage Corporation, REMIC 162 F	7.000%	5/15/21	Aaa	31,260

17	Federal Home Loan Mortgage Corporation, REMIC 1790 A	7.000%	4/15/22	Aaa	17,597

64	Federal Home Loan Mortgage Corporation, REMIC 188 H	7.000%	9/15/21	Aaa	70,739

738	Federal Home Loan Mortgage Corporation, REMIC 2704 JF	0.705%	5/15/23	Aaa	742,309

481	Federal Home Loan Mortgage Corporation, REMIC 2901 UB	5.000%	3/15/33	Aaa	483,466

897	Federal Home Loan Mortgage Corporation, REMIC 3591 FP	0.755%	6/15/39	Aaa	904,156

5	Federal Home Loan Mortgage Corporation, REMIC 6 C	9.050%	6/15/19	Aaa	5,242

2,318	Freddie Mac Gold Pool 1G2163	2.466%	9/01/37	Aaa	2,473,889

379	Freddie Mac Gold Pool 846984	1.926%	6/01/31	Aaa	398,967

524	Freddie Mac Gold Pool 847180	2.390%	3/01/30	Aaa	564,042

424	Freddie Mac Gold Pool 847190	2.318%	4/01/29	Aaa	441,955

716	Freddie Mac Gold Pool 847240	2.287%	7/01/30	Aaa	756,916

809	Freddie Mac Mortgage Pool, Various A17212	6.500%	7/01/31	Aaa	921,555

578	Freddie Mac Mortgage Pool, Various A15521	6.000%	11/01/33	Aaa	650,956

462	Freddie Mac Mortgage Pool, Various C00676	6.500%	11/01/28	Aaa	522,496

209	Freddie Mac Mortgage Pool, Various H09059	7.000%	8/01/37	Aaa	226,221

273	Freddie Mac Mortgage Pool, Various P10023	4.500%	3/01/18	Aaa	279,952

788	Freddie Mac Mortgage Pool, Various P10032	4.500%	5/01/18	Aaa	808,111

1,000	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2012-K711	3.562%	8/25/45	A–	1,001,195

1,315	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2013-K712	3.368%	5/25/45	A–	1,297,801

74	Freddie Mac Non Gold Participation Certificates 846757	2.322%	5/01/25	Aaa	79,098

616	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP2 1A2	7.500%	3/25/35	B1	640,178

681	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP3 1A2	7.500%	9/25/35	Ba3	708,896

5,684	Government National Mortgage Association Pool 4946	4.500%	2/20/41	Aaa	6,144,773

146	Government National Mortgage Association Pool 537699	7.500%	11/15/30	Aaa	164,912

1	Government National Mortgage Association Pool 8259	1.625%	8/20/23	Aaa	687

838	IndyMac INDX Mortgage Loan Trust, Pass-Through Certificates, Series 2005-AR1	2.459%	3/25/35	BBB+	837,514

2,035	JPMorgan Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2007-S1	0.434%	6/25/37	CCC	1,769,556

5,570	JPMorgan Chase Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C4	4.106%	7/17/46	AAA	6,006,432

46	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$892	Lehman Mortgage Trust, Mortgage Pass-Through Certificates, Series 2008-6	5.466%	4/25/38	BB+	$916,208

2,641	Master Resecuritization Trust 2009-1	6.000%	10/25/36	A	2,833,017

1,544	Mid-State Capital Corporation Trust Notes, Series 2005-1	5.745%	1/15/40	AA	1,648,621

1,250	ML_CFC Commercial Mortgage Trust, Pass Through Certificates, Series 2007-8	5.894%	8/12/49	BB	1,277,311

699	Mortgage Asset Securitization Transaction Inc., Alternative Loan Trust Mortgage Pass-Through Certificates Series 2004-1	7.000%	1/25/34	BBB+	723,753

4,185	National Credit Union Administration Guaranteed Structured Collateral Notes	2.900%	10/29/20	Aaa	4,338,590

2,458	RBSSP Resecuritization Trust, Series 2012-8 1A1	0.316%	10/28/36	N/R	2,344,320

518	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2011-1	4.125%	2/25/41	AAA	528,160

2,429	Springleaf Mortgage Loan Trust 2011-1	4.050%	1/25/58	AAA	2,542,372

266	Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-11	2.535%	8/25/34	N/R	263,319

2,150	Structured Agency Credit Risk Debt Notes, 2013-DN2	4.404%	11/25/23	N/R	2,231,467

1,331	U.S. Small Business Administration Guaranteed Participating Securities Participation Certificates, Series 2006-P10B	5.681%	8/10/16	Aaa	1,393,480

5,847	United States Department of Veterans, Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, Series 2011-1	3.750%	2/15/35	Aaa	6,146,206

740	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-WHl8	0.235%	6/15/20	Aaa	732,925

3,455	Wachovia Mortgage Loan Trust LLC, Mortgage Pass-Through Certificates, Series 2005-B	2.622%	10/20/35	D	2,869,006

853	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificate Series 2007-2	5.750%	3/25/37	Caa2	803,453
$160,325	Total Asset-Backed and Mortgage-Backed Securities (cost $160,579,528)				166,646,036

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SOVEREIGN DEBT – 1.2%

	Indonesia – 0.4%

$1,300	Republic of Indonesia, 144A, (3)	4.875%	5/05/21	Baa3	$1,332,500

1,000	Republic of Indonesia, 144A	5.875%	1/15/24	Baa3	1,073,750
2,300	Total Indonesia				2,406,250

	Poland – 0.2%

1,000	Republic of Poland	3.000%	3/17/23	A2	935,000

	South Africa – 0.6%

3,365	Republic of South Africa	5.875%	9/16/25	Baa1	3,617,375
$6,665	Total Sovereign Debt (cost $6,682,092)				6,958,625
	Total Long-Term Investments (cost $557,218,068)				583,936,364

Nuveen Investments	47

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Shares	Description (1)	Coupon	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 13.8%

	Money Market Funds – 13.8%

81,484,590	Mount Vernon Securities Lending Trust Prime Portfolio, (8)	0.182% (7)	$81,484,590
	Total Investments Purchased with Collateral from Securities Lending (cost $81,484,590)		81,484,590

Shares	Description (1)	Coupon	Value

	SHORT-TERM INVESTMENTS – 1.4%

	Money Market Funds – 1.4%

8,062,408	First American Treasury Obligations Fund, Class Z	0.000% (7)	$8,062,408
	Total Short-Term Investments (cost $8,062,408)		8,062,408
	Total Investments (cost $646,765,066) – 113.8%		673,483,362
	Other Assets Less Liabilities – (13.8)% (9)		(81,507,193)
	Net Assets – 100%		$591,976,169

Investments in Derivatives as of March 31, 2014

Forward Foreign Currency Exchange Contracts outstanding:

Counterparty	Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars) (9)
JPMorgan	U.S. Dollar	5,983,769	Mexican Peso	80,000,000	4/14/14	$137,301
Nomura Securities	Brazilian Real	7,100,000	U.S. Dollar	3,137,428	4/02/14	10,324
Nomura Securities	Brazilian Real	7,100,000	U.S. Dollar	3,129,132	4/02/14	2,028
Nomura Securities	U.S. Dollar	3,137,428	Brazilian Real	7,100,000	4/02/14	(10,324)
Nomura Securities	U.S. Dollar	2,996,666	Brazilian Real	7,100,000	4/02/14	130,438
Nomura Securities	U.S. Dollar	3,104,504	Brazilian Real	7,100,000	5/05/14	(3,898)
						$265,869

Credit Default Swaps outstanding:

Clearing House	Referenced Entity	Buy/Sell Protection (10)	Current Credit Spread (11)	Notional Amount	Fixed Rate (Annualized)	Termination Date	Value	Unrealized Appreciation (Depreciation)
Citigroup	Markit CDX NA HY21 Index	Buy	3.11%	$22,300,000	5.000%	12/20/18	$(1,810,708)	$(258,326)

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Termination Date	Value	Unrealized Appreciation (Depreciation) (9)
Deutsche Bank AG	$23,000,000	Receive	3-Month USD-LIBOR -BBA	1.741%	Semi-Annually	11/08/22	$1,514,489	$1,514,489
JPMorgan	12,000,000	Receive	3-Month USD-LIBOR -BBA	2.078	Semi-Annually	2/19/23	581,375	581,375
JPMorgan*	17,000,000	Receive	3-Month USD-LIBOR -BBA	2.739	Semi-Annually	11/21/23	(74,899)	(75,415)
	$52,000,000						$2,020,965	$2,020,449
*	Citigroup is the clearing house for this transaction.

48	Nuveen Investments

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Unrealized Appreciation (Depreciation)
90-Day Eurodollar	Short	(119)	6/16	$(29,227,887)	$45,335
U.S. Treasury 5-Year Note	Short	(103)	6/14	(12,252,172)	73,115
U.S. Treasury 10-Year Note	Short	(529)	6/14	(65,331,500)	333,858
U.S. Treasury Long Bond	Short	(44)	6/14	(5,861,625)	(39,411)
U.S. Treasury Ultra Bond	Short	(44)	6/14	(6,356,625)	(81,704)
				$(119,029,809)	$331,193

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$25 Par (or similar) Retail Preferred	$19,798,877	$—	$—	$19,798,877
Corporate Bonds	—	356,961,880	—	356,961,880
$1,000 Par (or similar) Institutional Preferred	—	27,098,234	—	27,098,234
Municipal Bonds	—	6,472,712	—	6,472,712
Asset-Backed and Mortgage-Backed Securities	—	166,646,036	—	166,646,036
Sovereign Debt	—	6,958,625	—	6,958,625
Investments Purchased with Collateral from Securities Lending	81,484,590	—	—	81,484,590
Short-Term Investments:
Money Market Funds	8,062,408	—	—	8,062,408
Investments in Derivatives:
Forward Foreign Currency Exchange Contracts*	—	265,869	—	265,869
Credit Default Swaps*	—	(258,326)	—	(258,326)
Interest Rate Swaps*	—	2,020,449	—	2,020,449
Futures Contracts*	331,193	—	—	331,193
Total	$109,677,068	$566,165,479	$—	$675,842,547
*Represents	net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

Nuveen Investments	49

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

As of March 31, 2014, the cost of investments (excluding investments in derivatives) was $646,812,998.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2014, were as follows:

Gross unrealized:
Appreciation	$32,733,710
Depreciation	(6,063,346)
Net unrealized appreciation (depreciation) of investments	$26,670,364

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $79,274,079.

(4)	Perpetual security. Maturity date is not applicable.

(5)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

(6)	Principal Amount (000) rounds to less than $1,000.

(7)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(8)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(9)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of certain derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(10)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(11)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

USD-LIBOR-BBA	United States Dollar-London Inter-Bank Offered Rate British Bankers’ Association.

50	Nuveen Investments

Nuveen Short Term Bond Fund

Portfolio of Investments March 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 98.1%

	CORPORATE BONDS – 46.5%

	Airlines – 1.1%

$2,250	American Airlines Pass-Through Trust 2013-2C, 144A	6.000%	1/15/17	B+	$2,331,563

2,362	Delta Air Lines Pass-Through Certificates Series 2012-1A, (3)	4.750%	5/07/20	A	2,550,983

1,860	Delta Air Lines Pass-Through Certificates, Series 2012-1B, 144A, (3)	6.875%	5/07/19	BB+	2,037,050

2,056	Delta Airlines	5.300%	4/15/19	A	2,271,501

1,263	US Airways Pass-Through Trust	9.125%	10/01/15	B+	1,338,718

1,207	US Airways Pass-Through Trust	7.076%	3/20/21	BBB+	1,345,593
10,998	Total Airlines				11,875,408

	Auto Components – 0.2%

2,000	Goodyear Tire & Rubber Company	7.000%	5/15/22	B+	2,220,000

	Automobiles – 0.9%

1,000	Chrysler GP/CG Company, (3)	8.000%	6/15/19	B1	1,095,000

2,700	Daimler Finance NA LLC, 144A	1.250%	1/11/16	A–	2,715,139

2,000	DriveTime Automotive Group Inc, DT Acceptance Corporation	12.625%	6/15/17	B	2,147,500

1,000	General Motors Financial Company Inc.	4.750%	8/15/17	BB+	1,068,750

1,710	Jaguar Land Rover PLC, 144A	8.125%	5/15/21	BB	1,940,850
8,410	Total Automobiles				8,967,239

	Banks – 5.1%

2,250	Abbey National Treasury Services PLC of London	3.050%	8/23/18	A	2,316,524

2,000	Ally Financial Inc.	3.500%	1/27/19	BB+	2,000,000

5,000	Australia and New Zealand Banking Group Limited, 144A	2.400%	11/23/16	Aaa	5,164,750

800	Banco do Nordeste do Brasil, 144A	3.625%	11/09/15	BBB–	811,000

3,305	Bank of Nova Scotia	1.375%	12/18/17	Aa2	3,271,372

3,615	Barclays Bank PLC	5.000%	9/22/16	A	3,958,450

3,525	BB&T Corporation	1.450%	1/12/18	A+	3,481,220

1,300	BBVA Bancomer SA Texas, 144A	4.500%	3/10/16	A2	1,374,750

2,000	CIT Group Inc.	3.875%	2/19/19	BB–	2,021,884

2,000	Credit Agricole SA, 144A	3.000%	10/01/17	A	2,078,420

1,550	Fifth Third Bancorp.	3.625%	1/25/16	A	1,626,265

2,000	HSBC USA Inc.	1.625%	1/16/18	AA–	1,983,490

1,675	ING Bank NV, 144A, (3)	4.000%	3/15/16	A+	1,770,386

1,500	ING Bank NV, 144A	3.750%	3/07/17	A+	1,594,583

2,760	National Australia Bank, 144A	3.000%	7/27/16	Aa2	2,891,263

2,000	Nordea Bank AB, 144A	3.125%	3/20/17	AA–	2,100,420

1,000	Rabobank Nederland Utrecht	3.375%	1/19/17	Aa2	1,060,184

Nuveen Investments	51

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Banks (continued)

$705	Regions Financial Corporation	7.750%	11/10/14	BBB–	$734,666

2,000	Royal Bank of Scotland Group PLC	2.550%	9/18/15	A	2,042,418

2,000	Societe Generale, (3)	2.750%	10/12/17	A	2,058,400

2,000	SunTrust Banks Inc.	2.350%	11/01/18	Baa1	2,000,714

2,000	Wells Fargo & Company	1.500%	7/01/15	AA–	2,023,276

3,755	Wells Fargo & Company	3.676%	6/15/16	AA–	3,981,584
50,740	Total Banks				52,346,019

	Beverages – 1.1%

2,235	Anheuser-Busch Companies Inc.	5.050%	10/15/16	A	2,462,045

1,500	Constellation Brands Inc.	8.375%	12/15/14	BB+	1,571,250

2,560	Dr. Pepper Snapple Group Inc.	2.900%	1/15/16	BBB+	2,653,591

2,000	Heineken NV, 144A	1.400%	10/01/17	BBB+	1,991,262

2,700	SABMiller Holdings Inc., 144A	2.200%	8/01/18	BBB+	2,696,471
10,995	Total Beverages				11,374,619

	Biotechnology – 0.4%

2,000	Genentech Inc.	4.750%	7/15/15	AA	2,106,726

1,805	STHI Holding Corporation, 144A	8.000%	3/15/18	B	1,913,300
3,805	Total Biotechnology				4,020,026

	Building Products – 0.1%

750	Hanson Limited	6.125%	8/15/16	Ba1	824,063

	Capital Markets – 2.3%

12,030	Goldman Sachs Group, Inc.	6.250%	9/01/17	A	13,737,911

7,800	Morgan Stanley	1.750%	2/25/16	A	7,900,636

2,250	Nomura Holdings Incorporated	2.000%	9/13/16	BBB+	2,277,977
22,080	Total Capital Markets				23,916,524

	Chemicals – 1.3%

2,000	Dow Chemical Company	2.500%	2/15/16	BBB	2,059,842

2,215	Eastman Chemical Company	2.400%	6/01/17	BBB	2,257,083

2,635	Ecolab Inc.	1.450%	12/08/17	BBB+	2,601,456

1,875	Potash Corporation of Saskatchewan	3.750%	9/30/15	A–	1,960,569

2,000	Rhodia SA, 144A	6.875%	9/15/20	BBB+	2,194,942

2,750	Sherwin-Williams Company	1.350%	12/15/17	A	2,707,931
13,475	Total Chemicals				13,781,823

	Commercial Services & Supplies – 0.4%

2,000	ERAC USA Finance LLC, 144A	2.800%	11/01/18	BBB+	2,036,076

1,815	Waste Management Inc.	2.600%	9/01/16	A–	1,879,592
3,815	Total Commercial Services & Supplies				3,915,668

52	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Communications Equipment – 0.1%

$1,050	Nokia Corporation	5.375%	5/15/19	BB–	$1,105,125

	Computers & Peripherals – 0.8%

2,960	EMC Corporation	1.875%	6/01/18	A1	2,958,026

3,510	Hewlett Packard Company	3.000%	9/15/16	A–	3,664,672

1,000	Seagate HDD Cayman, 144A	3.750%	11/15/18	BBB–	1,030,000
7,470	Total Computers & Peripherals				7,652,698

	Construction & Engineering – 0.1%

1,000	ABB Finance USA Inc.	1.625%	5/08/17	A	1,006,827

	Consumer Finance – 1.0%

505	Ally Financial Inc.	5.500%	2/15/17	BB+	547,925

4,820	American Express Credit Corporation	2.800%	9/19/16	A+	5,026,783

2,050	Capital One Financial Corporation	6.150%	9/01/16	BBB+	2,287,821

2,000	Ford Motor Credit Company, (3)	1.500%	1/17/17	BBB–	1,994,046
9,375	Total Consumer Finance				9,856,575

	Containers & Packaging – 0.2%

2,000	Reynolds Group	7.875%	8/15/19	B+	2,202,500

	Diversified Financial Services – 4.9%

12,510	Bank of America Corporation	1.125%	11/14/16	A	12,476,261

2,570	BNP Paribas	2.700%	8/20/18	A+	2,621,027

7,390	Citigroup Inc.	4.587%	12/15/15	A	7,838,196

2,840	Deutsche Bank AG London	2.500%	2/13/19	A+	2,848,824

9,930	General Electric Capital Corporation	2.300%	4/27/17	AA+	10,224,861

4,500	JPMorgan Chase & Company	5.150%	10/01/15	A	4,775,625

4,500	JPMorgan Chase & Company	3.150%	7/05/16	A+	4,709,021

2,970	National Rural Utilities Cooperative Finance Corporation	1.900%	11/01/15	A+	3,030,059

1,500	Rabobank Nederland	2.250%	1/14/19	Aa2	1,495,823
48,710	Total Diversified Financial Services				50,019,697

	Diversified Telecommunication Services – 0.3%

2,300	AT&T, Inc.	1.400%	12/01/17	A	2,275,687

1,000	Verizon Communications, (3)	1.984%	9/14/18	A–	1,050,195
3,300	Total Diversified Telecommunication Services				3,325,882

	Electric Utilities – 0.1%

1,500	FirstEnergy Corporation	2.750%	3/15/18	Baa3	1,495,448

	Electronic Equipment & Instruments – 0.1%

1,410	Tyco Electronics Group. SA	1.600%	2/03/15	A–	1,423,516

Nuveen Investments	53

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Energy Equipment & Services – 0.8%

$3,000	Ensco PLC	3.250%	3/15/16	BBB+	$3,128,232

1,825	Noble Holding International Limited	3.450%	8/01/15	A–	1,884,794

2,700	Pacific Drilling SA	8.250%	2/23/15	N/R	2,801,250
7,525	Total Energy Equipment & Services				7,814,276

	Food & Staples Retailing – 0.4%

2,000	CVS Caremark Corporation	1.200%	12/05/16	BBB+	2,011,568

2,000	Tesco PLC, 144A	5.500%	11/15/17	BBB+	2,229,754
4,000	Total Food & Staples Retailing				4,241,322

	Food Products – 1.3%

2,500	Bunge Limited Finance Company	3.200%	6/15/17	Baa2	2,598,113

5,000	Mondelez International Inc.	2.250%	2/01/19	Baa1	4,954,275

3,000	Sara Lee Corporation	2.750%	9/15/15	BBB	3,081,519

3,000	Wm. Wrigley Jr. Company, 144A	2.900%	10/21/19	BBB+	3,027,039
13,500	Total Food Products				13,660,946

	Gas Utilities – 0.1%

1,246	Suburban Propane Partners LP, (3)	7.500%	10/01/18	BB–	1,323,875

	Health Care Equipment & Supplies – 0.7%

3,000	Aetna Inc.	1.500%	11/15/17	A–	2,993,799

2,000	Biomet Inc.	6.500%	8/01/20	B–	2,154,000

2,000	Boston Scientific Corporation	6.250%	11/15/15	BBB–	2,164,902
7,000	Total Health Care Equipment & Supplies				7,312,701

	Health Care Providers & Services – 2.0%

2,000	Community Health Systems, Inc.	5.125%	8/15/18	BB+	2,100,000

2,560	Covidien International Finance SA	1.350%	5/29/15	A	2,580,590

3,500	Express Scripts Holding Company, (3)	3.500%	11/15/16	BBB+	3,705,790

1,000	HCA Inc.	8.500%	4/15/19	BB+	1,046,000

1,500	HealthSouth Corporation	8.125%	2/15/20	BB–	1,623,750

2,000	Laboratory Corporation of America Holdings	2.500%	11/01/18	BBB+	1,992,982

1,115	Quest Diagnostics Inc.	5.450%	11/01/15	BBB+	1,191,194

2,105	Quest Diagnostics Inc.	6.400%	7/01/17	BBB+	2,388,872

1,945	UnitedHealth Group Incorporated	0.850%	10/15/15	A	1,953,299

1,750	Wellpoint Inc.	1.875%	1/15/18	A–	1,736,896
19,475	Total Health Care Providers & Services				20,319,373

	Hotels, Restaurants & Leisure – 0.3%

1,395	Gaming and Leisure Products Inc., GLP Capital LP Financing II Inc., 144A	4.375%	11/01/18	BBB–	1,431,619

1,750	Wynn Las Vegas LLC Corporation	7.750%	8/15/20	BBB–	1,946,875
3,145	Total Hotels, Restaurants & Leisure				3,378,494

54	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Independent Power & Renewable Electricity Producers – 0.3%

$1,249	Calpine Corporation, 144A, (3)	7.875%	7/31/20	BB+	$1,373,900

1,966	RRI Energy Inc.	7.875%	6/15/17	B	1,975,830
3,215	Total Independent Power & Renewable Electricity Producers				3,349,730

	Insurance – 2.2%

3,380	AFLAC Insurance	2.650%	2/15/17	A–	3,519,733

2,736	Allied World Assurance Holdings Limited	7.500%	8/01/16	A–	3,111,420

4,945	American International Group, Inc.	4.875%	9/15/16	A–	5,394,985

2,000	Hartford Financial Services Group Inc.	4.000%	3/30/15	BBB	2,066,936

2,000	Lincoln National Corporation	4.300%	6/15/15	A–	2,080,220

3,400	Prudential Covered Trust, 144A	2.997%	9/30/15	A	3,490,052

1,000	Security Benefit Life Insurance Company, 144A, (3)	8.750%	5/15/16	BBB	1,106,363

2,000	White Mountains Insurance Group, 144A	6.375%	3/20/17	BBB	2,233,484
21,461	Total Insurance				23,003,193

	Internet & Catalog Retail – 0.3%

2,695	Amazon.com Incorporated	1.200%	11/29/17	AA–	2,668,341

	IT Services – 0.2%

2,000	First Data Corporation, 144A, (3)	7.375%	6/15/19	BB–	2,150,000

	Life Sciences Tools & Services – 0.3%

1,250	Thermo Fischer Scientific Inc.	3.200%	5/01/15	BBB	1,283,080

1,745	Thermo Fischer Scientific Inc.	2.250%	8/15/16	BBB	1,788,438
2,995	Total Life Sciences Tools & Services				3,071,518

	Media – 1.5%

4,000	Comcast Corporation	5.875%	2/15/18	A–	4,580,056

3,370	DIRECTV Holdings LLC	2.400%	3/15/17	BBB	3,443,560

2,000	Dish DBS Corporation	4.250%	4/01/18	BB–	2,087,500

1,500	LIN Television Corporation	8.375%	4/15/18	B+	1,590,000

1,000	TCM Sub LLC	3.550%	1/15/15	A–	1,021,979

1,000	Thomson Reuters Corporation	1.300%	2/23/17	BBB+	994,956

1,500	Virgin Media Finance PLC	8.375%	10/15/19	B	1,608,750
14,370	Total Media				15,326,801

	Metals & Mining – 2.0%

1,000	APERAM, 144A, (3)	7.375%	4/01/16	B+	1,030,000

3,680	ArcelorMittal	4.250%	3/01/16	BB+	3,818,000

1,500	Cliffs Natural Resources Inc., (3)	3.950%	1/15/18	BBB–	1,507,712

1,500	Evraz Group S.A, 144A	8.250%	11/10/15	BB–	1,511,700

2,200	Freeport McMoRan Copper & Gold, Inc.	2.150%	3/01/17	BBB	2,232,454

1,735	Rio Tinto Finance USA PLC, (3)	1.625%	8/21/17	A–	1,738,246

2,000	Teck Resources Limited	3.850%	8/15/17	BBB	2,111,892

Nuveen Investments	55

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Metals & Mining (continued)

$2,000	United States Steel Corporation, (3)	6.050%	6/01/17	BB–	$2,165,000

1,175	Vale Overseas Limited	6.250%	1/11/16	A–	1,275,242

2,500	Xstrata Finance Canada Limited, 144A	3.600%	1/15/17	BBB	2,603,648
19,290	Total Metals & Mining				19,993,894

	Multiline Retail – 0.4%

3,397	Federated Retail Holdings Inc., Macy’s Inc.	5.900%	12/01/16	BBB+	3,778,802

	Multi-Utilities – 0.3%

2,665	Sempra Energy	2.300%	4/01/17	BBB+	2,724,925

	Oil, Gas & Consumable Fuels – 4.9%

3,240	Anadarko Petroleum Corporation	5.950%	9/15/16	BBB–	3,594,631

1,000	Anadarko Petroleum Corporation	6.375%	9/15/17	BBB–	1,144,815

2,505	BP Capital Markets PLC	2.248%	11/01/16	A	2,584,997

1,000	Calumet Specialty Products	9.625%	8/01/20	B+	1,147,500

2,000	CNOOC Finance 2013 Limited	1.125%	5/09/16	AA–	1,999,372

775	CONSOL Energy Inc.	8.250%	4/01/20	BB	841,844

2,000	El Paso Pipeline Partners Operating Company LLC	4.100%	11/15/15	BBB	2,089,934

1,500	Kinder Morgan Inc., Delaware, 144A, (3)	5.000%	2/15/21	BB+	1,502,121

2,690	Kodiak Oil and Gas Corporation, (3)	8.125%	12/01/19	B	2,982,538

3,000	Marathon Petroleum Corporation	3.500%	3/01/16	BBB	3,142,767

1,000	Nabors Industries Inc., 144A	2.350%	9/15/16	BBB	1,023,040

1,150	PBF Holding Company LLC	8.250%	2/15/20	BB+	1,247,750

2,975	Petrobras International Finance Company	3.500%	2/06/17	Baa1	3,007,136

2,500	Petrohawk Energy Corporation	7.250%	8/15/18	A	2,652,500

4,345	Phillips 66	2.950%	5/01/17	Baa1	4,532,595

2,000	Regency Energy Partners Finance, (3)	6.500%	7/15/21	BB	2,145,000

1,852	Sabine Pass LNG LP	7.500%	11/30/16	BB+	2,046,460

2,085	Spectra Energy Partners LP	2.950%	9/25/18	BBB	2,125,447

2,545	Total Capital SA	2.300%	3/15/16	Aa1	2,626,231

2,515	TranCanada Pipelines Limited	0.750%	1/15/16	A–	2,516,773

2,755	Transocean Inc.	2.500%	10/15/17	BBB–	2,772,756

2,000	Whiting Petroleum Corporation, (3)	5.000%	3/15/19	BB+	2,115,000
47,432	Total Oil, Gas & Consumable Fuels				49,841,207

	Paper & Forest Products – 0.1%

1,000	Sappi Papier Holding GMBH, 144A	8.375%	6/15/19	BB	1,110,000

	Personal Products – 0.2%

2,000	International Paper Company	7.950%	6/15/18	BBB	2,446,096

56	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Pharmaceuticals – 1.3%

$3,540	McKesson Corporation	1.292%	3/10/17	BBB+	$3,531,175

3,600	Merck & Company Inc.	2.250%	1/15/16	AA	3,706,488

2,000	Mylan Inc., (3)	1.350%	11/29/16	BBB–	2,003,632

2,000	Watson Pharmaceuticals Inc.	1.875%	10/01/17	BBB–	1,991,008

1,000	Zoetis Incorporated	1.150%	2/01/16	Baa2	1,003,974

1,500	Zoetis Incorporated, (3)	1.875%	2/01/18	Baa2	1,489,737
13,640	Total Pharmaceuticals				13,726,014

	Real Estate Investment Trust – 1.8%

2,000	American Tower Company	4.500%	1/15/18	BBB	2,156,874

3,000	ARC Property Operating Partnership LP, Clark Acquisition LLC, 144A	2.000%	2/06/17	BBB–	3,000,886

2,000	BioMed Realty L.P	3.850%	4/15/16	BBB–	2,104,070

1,000	FelCor Lodging LP	6.750%	6/01/19	B2	1,073,750

2,000	First Industrial Realty Trust	5.950%	5/15/17	BBB–	2,199,972

3,395	Health Care REIT Inc.	3.625%	3/15/16	BBB	3,565,307

2,000	Prologis LP	4.500%	8/15/17	BBB+	2,163,402

2,000	Ventas Realty LP	3.125%	11/30/15	BBB+	2,075,424
17,395	Total Real Estate Investment Trust				18,339,685

	Road & Rail – 0.2%

2,000	Avis Budget Car Rental	8.250%	1/15/19	BB–	2,145,000

	Semiconductors & Equipment – 0.1%

1,000	NXP BV, 144A	3.750%	6/01/18	BB–	1,005,000

	Software – 0.3%

2,490	Computer Sciences Corporation	6.500%	3/15/18	BBB+	2,868,288

	Specialty Retail – 0.6%

3,000	AutoZone Inc.	6.950%	6/15/16	Baa1	3,366,360

2,250	Best Buy Co., Inc.	5.000%	8/01/18	Baa2	2,331,563
5,250	Total Specialty Retail				5,697,923

	Tobacco – 0.7%

2,000	BAT International Finance PLC, 144A	2.125%	6/07/17	A–	2,036,140

3,000	Lorillard Tobacco, (3)	2.300%	8/21/17	Baa2	3,061,014

1,860	Reynolds American Inc.	1.050%	10/30/15	Baa2	1,858,547
6,860	Total Tobacco				6,955,701

	Trading Companies & Distributors – 0.3%

1,000	GATX Corporation	4.750%	5/15/15	BBB	1,043,243

2,000	United Rentals North America Inc.	8.375%	9/15/20	B	2,215,000
3,000	Total Trading Companies & Distributors				3,258,243

Nuveen Investments	57

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Transportation Infrastructure – 0.6%

$2,655	Asciano Finance, 144A	5.000%	4/07/18	Baa2	$2,850,987

1,200	Aviation Capital Group Corporation, 144A	3.875%	9/27/16	BBB–	1,243,064

2,000	Penske Truck Leasing, 144A	3.125%	5/11/15	BBB+	2,049,278
5,855	Total Transportation Infrastructure				6,143,329

	Wireless Telecommunication Services – 1.8%

2,000	America Movil S.A. de C.V.	2.375%	9/08/16	A2	2,058,000

2,000	Crown Castle Towers LLC, 144A	4.523%	1/15/15	A2	2,045,790

2,170	Deutsche Telekom International Finance BV	5.750%	3/23/16	BBB+	2,370,788

3,420	SBA Tower Trust, 144A	3.598%	4/15/43	BBB	3,342,770

4,730	Verizon Communications	3.650%	9/14/18	A–	5,035,235

3,000	Viacom Inc.	6.250%	4/30/16	BBB+	3,323,924
17,320	Total Wireless Telecommunication Services				18,176,507
$456,104	Total Corporate Bonds (cost $470,734,561)				477,160,841

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CONVERTIBLE BONDS – 0.2%

	Leisure Equipment & Products – 0.2%

$2,000	Hasbro Inc.	6.300%	9/15/17	BBB+	$2,258,250
$2,000	Total Convertible Bonds (cost $2,233,443)				2,258,250

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 0.6%

	Diversified Financial Services – 0.6%

$5,000	Citigroup Inc.	8.400%	N/A (4)	BB+	$5,756,250
$5,000	Total $1,000 Par (or similar) Institutional Preferred (cost $5,781,250)				5,756,250

Principal Amount (000)	Description (1)		Optional Call Provisions (5)	Ratings (2)	Value

	MUNICIPAL BONDS – 3.0%

	Arizona – 0.5%

	Phoenix Civic Improvement Corporation, Arizona, Excise Tax Revenue Bonds, Taxable Series 2011:
$2,800	2.302%, 7/01/14		No Opt. Call	AA	$2,812,768
2,000	2.828%, 7/01/15		No Opt. Call	AA	2,054,760
4,800	Total Arizona				4,867,528

	California – 0.4%

1,015	California State, General Obligation Bonds, Various Purpose Build America Taxable Bond Series 2010, 5.750%, 3/01/17		No Opt. Call	A1	1,144,484

58	Nuveen Investments

Principal Amount (000)	Description (1)		Optional Call Provisions (5)	Ratings (2)	Value

	California (continued)
$2,640	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Refunding Taxable Second Series 2011E, 2.021%, 5/01/14		No Opt. Call	A+	$2,643,617
3,655	Total California				3,788,101

	Guam – 0.2%

	Government of Guam, Business Privilege Tax Bonds, Taxable Series 2012B-2:
1,155	2.933%, 1/01/17		No Opt. Call	A	1,164,356
1,190	3.301%, 1/01/18		No Opt. Call	A	1,180,670
2,345	Total Guam				2,345,026

	Massachusetts – 0.6%

	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project Series 3011B:
3,260	1.910%, 7/01/14		No Opt. Call	A	3,269,682
400	3.230%, 7/01/15		No Opt. Call	A	411,328

2,750	University of Massachusetts Building Authority, Project Revenue Bonds, Senior Series 2014-2, 1.185%, 11/01/17		No Opt. Call	Aa2	2,743,510
6,410	Total Massachusetts				6,424,520

	Nevada – 0.3%

2,500	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Taxable Series 2011B, 3.176%, 6/01/17		No Opt. Call	AA+	2,634,875

	Ohio – 0.2%

1,470	Ohio State, General Obligation Bonds, Higher Education, Build America Bond Series 2010E, 3.328%, 8/01/17 – AGM Insured		No Opt. Call	AA+	1,583,043

	Pennsylvania – 0.2%

1,500	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Taxable Series 2012B, 4.120%, 5/01/16		No Opt. Call	Baa2	1,544,025

	Texas – 0.6%

1,500	Dallas-Fort Worth International Airport Facility Improvement Corporation, Texas, Learjet Inc. Project, Revenue Bonds, Series 2001-A1, 6.150%, 1/01/16 (Alternative Minimum Tax)		No Opt. Call	Ba3	1,493,805

5,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Taxable Series 2011E, 1.770%, 11/01/14		No Opt. Call	A+	5,045,200
6,500	Total Texas				6,539,005
$29,180	Total Municipal Bonds (cost $29,345,904)				29,726,123

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 1.1%

$5,000	Fannie Mae Notes, (3)	0.500%	3/30/16	Aaa	$5,003,355

5,000	Federal Home Loan Bank Bonds	1.375%	5/28/14	Aaa	5,010,085

Nuveen Investments	59

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)

$900	U.S. Treasury Notes	0.250%	1/31/15	Aaa	$901,020

55	U.S. Treasury Securities STRIPS (I/O)	0.000%	5/15/14	Aaa	54,996
$10,955	Total U.S. Government and Agency Obligations (cost $10,956,737)				10,969,456

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 46.3%

$692	ACE Securities Corporation, Manufactured Housing Trust Series 2003-MH1	6.500%	5/15/29	AA	$740,243

2,500	American Express Credit Card Trust 2012-2	0.680%	3/15/18	AAA	2,504,630

5,170	American Tower Company, 144A	1.551%	3/15/43	Aaa	5,049,994

4,770	AmeriCold LLC Trust, Series 2010	2.500%	1/17/29	AAA	4,779,745

633	Amortizing Residential Collateral Trust Series 2002-BC4 M1	1.204%	7/25/32	BBB+	599,585

850	Bank of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2005-4	4.933%	7/10/45	AAA	886,532

2,432	Bayview Opportunity Master Fund Trust, 2013-8NPL	3.228%	3/28/33	N/R	2,431,526

4,970	Cabela’s Master Credit Card Trust, Series 2010-1A	1.605%	1/15/18	AAA	5,017,260

4,290	Cabela’s Master Credit Card Trust, Series 2010-2A	2.290%	9/15/18	AAA	4,392,458

3,000	Cabela’s Master Credit Card Trust, Series 2011-A2	0.685%	2/18/20	AAA	3,023,295

1,600	California Republic Auto Receivables Trust 2013-2	1.230%	3/15/19	Aa3	1,603,269

4,286	CAM Mortgage Trust 2013-1	3.352%	12/15/53	N/R	4,289,757

336	CAM Mortgage Trust 2013-1	3.967%	11/25/57	N/R	336,323

8,000	Capital One Multi-Asset Execution Trust 2007-A2	0.235%	12/15/19	AAA	7,952,944

3,000	Capital One Multi-Asset Execution Trust, Cards Series 2006-A11	0.245%	6/15/19	AAA	2,988,024

3,112	CarFinance Capital Auto Trust, Automobile Receivables-Backed Notes, Series 2013-1, 144A	1.650%	7/17/17	A3	3,123,486

575	CarMax Auto Owner Trust 2010-3	2.000%	5/16/16	Aaa	580,385

1,756	CarNow Auto Receivables Trust 2013-1A	1.160%	10/16/17	AA	1,755,454

1,518	CenterPoint Energy Restoration Bond Company LLC, Senior Secured System Restoration Bonds, Series 2009-1	1.833%	2/15/16	AAA	1,530,558

2,595	Centerpoint Energy Transition Bond Company LLC	0.901%	4/15/18	AAA	2,608,352

8,500	CitiBank Omni Master Trust, Series 2009-A12, 144A	2.905%	8/15/18	Aaa	8,582,739

334	Citicorp Mortgage Securities I, REMIC Pass-Through Certificates, Series 2007-9	5.500%	12/25/22	Ba3	335,022

652	Citicorp Mortgage Securities Inc., REMIC Pass-Through Certificates, Series 2006-1 5A1	5.500%	2/25/26	Caa1	666,480

4,470	Commercial Mortgage Trust 2014-BBG	0.955%	3/15/29	AAA	4,472,633

969	Countrywide ABS Asset-Backed Certificate Trust 2007-9	0.284%	6/25/47	B–	957,484

781	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-19CB	6.000%	8/25/36	Caa3	683,437

3,364	Countrywide Asset Backed Certificates 2005-3	5.308%	3/25/33	BB	3,438,408

60	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$3,482	Countrywide Asset Backed Certificates, Series 2007-4 A2	5.530%	3/25/29	Caa1	$3,168,496

2,345	Countrywide Home Loans, Asset Backed Certificates Series 2007-7	0.314%	10/25/47	AAA	2,298,197

181	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-2	2.500%	2/25/34	A	174,404

2,500	Credit Suisse Commercial Mortgage Trust, Pass-Through Certificates Series 2007-4	5.971%	9/16/39	Ba1	2,691,593

6,661	Credit Suisse Commercial Mortgage Trust, Series 2013-6	2.500%	7/25/28	AAA	6,455,953

4,821	Credit Suisse Commercial Mortgage Trust 2013-IVR4	3.000%	7/25/43	AAA	4,748,986

589	Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-23	5.750%	9/25/33	AA+	628,696

1,932	Credit-Based Asset Servicing and Securitization Pool 2007-SP1	6.020%	12/25/37	A+	2,055,186

2,405	DBUBS Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-LC3A	3.642%	8/12/44	Aaa	2,529,387

700	Developers Diversified Realty Corporation, Commercial Mortgage Pass-Through Certificates Series 2009-DDR1	5.730%	10/17/22	AAA	712,326

4,000	Discover Card Master Trust 2013-A1	0.455%	8/17/20	AAA	4,001,872

6,000	Dryrock Issuance Trust 2013-1	0.495%	7/16/18	AAA	6,007,086

1,002	Energy Texas Restoration Funding LLC	2.120%	2/01/16	AAA	1,010,697

5,891	Entergy Arkansas Restoration Funding LLC, Senior Secured Storm Recovery Bonds, Series 2010-A	2.300%	8/01/21	AAA	6,023,828

5,042	Entergy Louisiana Investment Recovery Funding LLC, Series 2011-A	2.040%	9/01/23	AAA	5,038,202

48	Equivantage Acceptance Corporation, Home Equity Loan Asset-Backed Certificates, Series 1996-4	7.250%	1/25/28	BB+	47,480

2,208	Extended Stay America Trust 2013-ESFL	0.955%	12/05/31	AAA	2,213,220

4,435	Extended Stay America Trust 2013-ESFL	0.855%	12/05/31	AAA	4,437,856

1,398	Fannie Mae Alternative Credit Enhanced Securities	2.210%	9/25/20	Aaa	1,423,105

7,434	Fannie Mae Alternative Credit Enhanced Securities	2.072%	7/25/21	Aaa	7,557,386

5,641	Fannie Mae Connecticut Avenue Securities, Series 2013-C01	2.154%	10/25/23	BBB–	5,746,163

1,323	Fannie Mae Mortgage Interest Strips 366 25 (I/O)	5.000%	9/01/24	Aaa	120,961

1,473	Fannie Mae Mortgage Pool AD0486	2.344%	4/01/34	Aaa	1,569,538

1,053	Fannie Mae Mortgage Pool AD0550	2.395%	8/01/37	Aaa	1,115,545

1,171	Fannie Mae Mortgage Pool AD0706	2.298%	3/01/38	Aaa	1,249,044

1,812	Fannie Mae Mortgage Pool AE0058	2.351%	7/01/36	Aaa	1,930,463

1,592	Fannie Mae Mortgage Pool AL2720	3.000%	11/01/27	Aaa	1,637,449

5,370	Fannie Mae Mortgage Pool AO9636	2.500%	7/01/27	Aaa	5,384,117

4,872	Fannie Mae Mortgage Pool MA0586	3.500%	12/01/25	Aaa	5,111,373

2,140	Fannie Mae Mortgage Pool MA0771	3.500%	6/01/21	Aaa	2,252,014

187	Fannie Mae Mortgage Pool 433988	2.210%	11/01/25	Aaa	193,670

579	Fannie Mae Mortgage Pool 535363	5.047%	12/01/31	Aaa	624,803

71	Fannie Mae Mortgage Pool 545717	2.170%	5/01/32	Aaa	75,730

9	Fannie Mae Mortgage Pool 545791	2.371%	3/01/32	Aaa	9,500

Nuveen Investments	61

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$126	Fannie Mae Mortgage Pool 555369	2.311%	8/01/36	Aaa	$134,074

123	Fannie Mae Mortgage Pool 625338	2.194%	6/01/31	Aaa	131,650

121	Fannie Mae Mortgage Pool 634948	2.415%	5/01/32	Aaa	122,699

19	Fannie Mae Mortgage Pool 661645	2.221%	10/01/32	Aaa	19,608

128	Fannie Mae Mortgage Pool 671884	2.259%	12/01/32	Aaa	129,219

1,191	Fannie Mae Mortgage Pool 725721	2.483%	6/01/34	Aaa	1,261,166

924	Fannie Mae Mortgage Pool 745922	2.470%	7/01/35	Aaa	977,421

130	Fannie Mae Mortgage Pool 775389	2.133%	4/01/34	Aaa	132,505

1,089	Fannie Mae Mortgage Pool 795242	1.925%	7/01/34	Aaa	1,158,097

900	Fannie Mae Mortgage Pool 797182	2.323%	11/01/34	Aaa	945,714

1,989	Fannie Mae Mortgage Pool 819652	2.465%	3/01/35	Aaa	2,095,733

98	Fannie Mae Mortgage Pool 838948	1.885%	8/01/35	Aaa	104,818

704	Fannie Mae Mortgage Pool 838958	2.260%	8/01/35	Aaa	752,074

992	Fannie Mae Mortgage Pool 841068	2.485%	11/01/34	Aaa	1,058,115

423	Fannie Mae Mortgage Pool 848390	1.914%	12/01/35	Aaa	445,103

449	Fannie Mae Mortgage Pool 886034	2.685%	7/01/36	Aaa	481,512

438	Fannie Mae Mortgage Pool 995949	2.456%	9/01/36	Aaa	465,564

28	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1992-150 MA	5.500%	9/25/22	Aaa	30,036

263	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 2004-90 GA	4.350%	3/25/34	Aaa	267,559

903	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 2004-90 GF	0.454%	11/25/34	Aaa	905,218

842	Fannie Mae REMIC Pass-Through Certificates 2010-M1 A1	3.305%	9/25/19	Aaa	875,651

1,176	Fannie Mae REMIC Pass-Through Certificates 2011-6 BA	2.750%	6/25/20	Aaa	1,212,998

2,557	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 2013-M3 ASQ2	1.083%	2/25/16	Aaa	2,574,653

3,919	Fannie Mae, Connecticut Avenue Securities Series 2014-C01	1.754%	1/25/24	Baa2	3,960,220

2,563	FDIC Structures Sale Guaranteed Notes, Series 2010-S1	3.250%	4/25/38	Aaa	2,638,666

1,472	FDIC Structures Sale Guaranteed Notes, Series 2010-S1	0.703%	2/25/48	Aaa	1,472,421

566	FDIC Trust 2001-C1	1.840%	4/25/31	Aaa	568,457

1,298	FDIC Trust 2012-C1	0.841%	5/25/35	Aaa	1,299,679

10	Federal Home Loan Mortgage Corporation, REMIC 1022 J	6.000%	12/15/20	Aaa	10,468

435	Federal Home Loan Mortgage Corporation, REMIC 2629 BO	3.250%	3/15/18	Aaa	441,897

2,500	Fifth Third Auto Trust, Series 2013 A B	1.210%	4/15/19	Aa3	2,504,255

710	Ford Credit Auto Owner Trust 10A	2.930%	11/15/15	AAA	716,216

1,480	Ford Credit Floorplan Master Owner Trust Series 2010-3	4.200%	2/15/17	AAA	1,527,792

2,703	Fosse Master Issuer PLC, Residential Mortgage Pool, Series 2011-1A	1.637%	10/19/54	AAA	2,710,893

447	Freddie Mac Gold Pool 780456	2.347%	5/01/33	Aaa	470,016

798	Freddie Mac Gold Pool 780911	2.344%	10/01/33	Aaa	849,909

62	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$984	Freddie Mac Gold Pool 781296	2.362%	3/01/34	Aaa	$1,041,066

225	Freddie Mac Gold Pool 786591	2.482%	12/01/26	Aaa	241,777

103	Freddie Mac Gold Pool 786853	2.260%	10/01/29	Aaa	107,830

178	Freddie Mac Gold Pool 846946	2.347%	1/01/29	Aaa	189,668

66	Freddie Mac Gold Pool 847014	2.006%	5/01/30	Aaa	67,506

81	Freddie Mac Gold Pool 847063	2.451%	10/01/32	Aaa	87,050

825	Freddie Mac Gold Pool 847241	2.302%	10/01/30	Aaa	854,700

1,524	Freddie Mac Gold Pool 847331	2.256%	8/01/32	Aaa	1,613,423

90	Freddie Mac Gold Pool 847367	2.184%	6/01/31	Aaa	95,138

470	Freddie Mac Gold Pool 847652	2.296%	9/01/32	Aaa	493,256

1,518	Freddie Mac Gold Pool 848193	2.515%	3/01/36	Aaa	1,607,450

1,698	Freddie Mac Gold Pool 848282	2.418%	6/01/38	Aaa	1,804,674

200	Freddie Mac Gold Pool 972055	3.750%	4/01/30	Aaa	213,739

124	Freddie Mac Mortgage Pool, Various M30035	4.500%	4/01/22	Aaa	129,610

4,341	Freddie Mac Mortgage Trust 2013-KF02	2.823%	12/25/45	Baa3	4,424,386

1,000	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2012-K711	3.562%	8/25/45	A–	1,001,195

1,004	Freddie Mac Multi-Class Certificates 3780 FE	0.555%	12/15/20	Aaa	1,010,796

2,500	Freddie Mac Multifamily Mortgage Trust, Series 2011-K704, 144A	4.533%	10/25/30	AA+	2,633,263

621	Freddie Mac Non Gold Participation Certificates 1L1462	2.291%	8/01/36	Aaa	651,336

4,000	GE Equipment Transportation LLC, Equipment Loan Asset Backed Securities, Series 2013-2	0.610%	6/24/16	Aaa	4,003,040

5,000	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2011-GC3	3.645%	3/11/44	Aaa	5,236,635

12,301	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2007-GG10, (3)	5.819%	8/10/45	A	13,641,074

3,907	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2010-C1	3.679%	8/12/43	Aaa	4,109,414

2,130	Goldman Sachs Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2011-GC5	2.999%	8/10/44	Aaa	2,214,989

447	Government National Mortgage Association, Guaranteed REMIC Pass-Through Securities and MX Securities Trust NR 2009-62 EJ	4.500%	5/16/38	Aaa	473,939

19	Government National Mortgage Association Pool 80106	1.625%	8/20/27	Aaa	19,564

28	Government National Mortgage Association Pool 80154	1.625%	1/20/28	Aaa	28,719

71	Government National Mortgage Association Pool 80283	1.625%	5/20/29	Aaa	74,251

137	Government National Mortgage Association Pool 80469	1.625%	11/20/30	Aaa	142,361

43	Government National Mortgage Association Pool 80507	1.625%	4/20/31	Aaa	44,997

163	Government National Mortgage Association Pool 80535	1.625%	8/20/31	Aaa	168,916

34	Government National Mortgage Association Pool 80580	1.625%	2/20/32	Aaa	35,084

69	Government National Mortgage Association Pool 8824	2.000%	8/20/21	Aaa	72,056

Nuveen Investments	63

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$102	Government National Mortgage Association Pool 8006	1.625%	7/20/22	Aaa	$106,101

63	Government National Mortgage Association Pool 8699	1.625%	9/20/25	Aaa	65,331

52	Government National Mortgage Association Pool 8847	1.625%	4/20/26	Aaa	54,252

4,525	GP Portfolio Trust 2014-GPP A	2.910%	2/16/27	BBB–	4,530,864

4,250	GraceChurch Card PLC. Series 2012-1A.	0.855%	2/15/17	AAA	4,266,584

3,491	GraceChurch Mortgage Financing PLC, Series 2011-1A	1.785%	11/20/56	AAA	3,526,153

4,500	Greenwich Capital Commercial Funding Corporation, Commercial Mortgage Pass-Through Certificates Series 2007-GG9	5.475%	3/10/39	BBB	4,840,947

3,010	Greenwich Capital Commercial Funding Corporation, Commercial Mortgage Pass-Through Certificates Series 2007-GG9	5.444%	3/10/39	AAA	3,297,572

7,050	Greenwich Capital Commercial Funding Corporation, Commercial Mortgage Pass-Through Certificates, Series 2007-GG11, (3)	5.736%	12/10/49	AAA	7,852,382

3,014	Holmes Master Issuer PLC, Residential Mortgage Pool, Series 2012-1A, 144A	1.889%	10/15/54	AAA	3,047,343

7,000	Home Loan Servicing Solutions Servicer Advance Receivables Backed Notes Issue 2013-T6	1.287%	9/15/44	AAA	7,010,500

500	Home Loan Servicing Solutions, HLSS Servicer Advance Receivables Backed Notes 2012-T2	4.940%	10/15/45	BBB	511,900

2,250	Home Loan Servicing Solutions, HLSS Servicer Advance Receivables Backed Notes 2013-T2	1.147%	5/16/44	AAA	2,242,350

5,000	Home Loan Servicing Solutions, HLSS Servicer Advance Receivables Backed Notes 2013-T7	1.981%	11/15/46	AAA	5,006,500

9,275	Honda Auto Receivables Owner Trust 2014- 1	0.410%	9/21/16	Aaa	9,268,999

4,500	Hyundai Auto Receivables Trust 2014-A	0.790%	7/16/18	AAA	4,490,487

796	IMC Home Mortgage Company, Home Equity Loan Pass-Through Certificates, Series 1998-3	6.791%	8/20/29	AA	798,894

6,692	Impac Secured Assets Corporation, Mortgage Pass-Through Certificates, Series 2006-5 2A	0.354%	12/25/36	Baa2	6,155,383

295	IndyMac INDX Mortgage Loan Trust, Pass-Through Certificates, Series 2005-AR1	2.459%	3/25/35	BBB+	294,381

3,236	Invitation Homes Trust 2013-SFR1	1.400%	12/17/30	Aaa	3,236,045

2,500	Invitation Homes Trust 2013-SFR1	2.400%	12/19/30	Baa2	2,493,780

3,710	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2010-C1	3.853%	6/15/43	Aaa	3,814,857

2,817	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2010-C2 A1	2.749%	11/15/43	AAA	2,895,920

7,195	JPMorgan Chase Commercial Mortgage Securities Corporation, Pass-Through Certificates Trust 2013-FL3	0.855%	4/15/28	AAA	7,175,645

7,040	JPMorgan Chase Commercial Mortgage Securities Trust Pass-Through Certificates Series 2013-JWRZ	0.935%	4/15/30	AAA	6,991,544

679	JPMorgan Chase Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C4	1.525%	7/17/46	AAA	679,362

64	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$9,000	JPMorgan JPMBB Commercial Mortgage Securities Trust, Pass-Through Certificates, Series 2013-C12	2.424%	7/17/45	AAA	$9,122,787

5,282	Master Resecuritization Trust 2009-1	6.000%	10/25/36	A	5,666,034

2,758	Merrill Lynch Mortgage Investors Inc., C-BASS Mortgage Loan Asset Backed Certificates Series 2004-CB8	5.158%	12/25/31	AAA	2,783,705

2,750	ML_CFC Commercial Mortgage Trust, Pass Through Certificates, Series 2007-8	5.894%	8/12/49	BB	2,810,084

1,537	Monty Parent Issuer LLC 2013-LTR1	3.470%	11/20/28	CCC	1,537,766

538	Morgan Stanley ABS Capital I Inc., Mortgage Pass-Through Certificates, Series 2007-NC2	0.264%	2/25/37	CCC	294,694

490	Morgan Stanley Capital I Inc Trust, Mortgage Pass-Through Certificates, Series 2006-NC2	0.334%	2/25/36	B2	485,188

3,344	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C1	2.602%	9/15/47	AAA	3,395,212

111	Mortgage Asset Securitization Transaction Inc., Alternative Loan Trust Mortgage Pass-Through Certificates, Series 2004-13	8.000%	1/25/35	B+	115,520

1,506	Mortgage Asset Securitization Transaction Inc., Adjustable Rate Mortgage Pass-Through Certificates, Series 2003-5	2.105%	11/25/33	A+	1,444,041

5,000	Motel 6 Trust 2012-MTL6	1.948%	10/07/25	AAA	4,961,550

1,747	Motor Plc A A1C	1.286%	2/25/20	Aaa	1,748,122

1,083	National Credit Union Administration, Guaranteed Notes Series 2011-R1	0.606%	1/08/20	Aaa	1,088,287

1,042	National Credit Union Administration Guaranteed Structured Collateral Notes	2.900%	10/29/20	Aaa	1,080,241

764	National Credit Union Administration, Guaranteed Notes, Series 2010-R1	1.840%	10/07/20	Aaa	770,603

1,757	Nationstar Agency Fund Trust, Series 2013-T1A FT1	5.926%	2/15/45	A	1,756,227

1,000	Nationstar Mortgage Advance Receivables Trust 2013-T3	3.819%	6/22/48	BBB	982,000

4,000	New Residential Advance Receivables Trust 2014-T1	1.274%	3/15/45	AAA	4,000,272

921	Newcastle Investment Trust, Manufactured Housing Contracts and Loans, Series 2010-MH1	4.500%	7/10/35	AAA	927,296

1,338	Newcastle Investment Trust, Manufactured Housing Loans, Series 2011-MH1	2.450%	12/10/33	AAA	1,348,597

2,000	NLY Commercial Mortgage Trust 2014-FL1	2.755%	11/18/30	A–	2,003,774

401	RBSSP Resecuritization Trust 2009-10	0.254%	3/26/37	N/R	197,313

2,487	RBSSP Resecuritization Trust 2009-5	0.654%	8/26/37	BBB	2,393,868

4,076	RBSSP Resecuritization Trust, Series 2012-8 1A1	0.316%	10/28/36	N/R	3,887,664

4,585	Residential Asset Mortgage Products, Pass-Through Certificates, 2006-RZ4	0.334%	10/25/35	B1	4,345,256

2,993	Santander Drive Auto Receivables Trust Series 2011-4	2.900%	5/16/16	Aaa	3,007,635

3,000	Santander Drive Auto Receivables Trust, Series 2014-1	1.590%	10/15/18	AA	3,003,624

3,472	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2013-1 1A1	1.450%	2/25/43	Aaa	3,321,945

400	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-1	2.382%	2/20/47	CCC	336,596

Nuveen Investments	65

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$263	SMA Issuer LLC 2012-LV1	3.500%	8/20/25	Baa3	$262,478

2,429	Springleaf Mortgage Loan Trust 2011-1	4.050%	1/25/58	AAA	2,542,370

1,978	Springleaf Mortgage Loan Trust, Series 2012-3	1.570%	12/25/59	AAA	1,976,870

5,544	Springleaf Mortgage Loan Trust, Series 2013-1A	1.270%	6/25/58	AAA	5,522,791

5,700	Springleaf Mortgage Loan Trust 2013-3A	1.870%	9/25/57	AAA	5,699,181

924	Stanwich Mortgage Loan Trust, Series 2012-NPL5	2.981%	10/16/42	N/R	924,333

145	Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-11	2.535%	8/25/34	N/R	143,498

5,628	Structured Agency Credit Risk Debt Notes, 2013-DN2	1.604%	11/25/23	Baa1	5,660,062

3,475	Structured Agency Credit Risk 2014-DN1	1.154%	2/25/24	A1	3,485,511

640	Thornburg Mortgage Securities Trust, Mortgage Loan Pass-Through Certificates, Series 2007-4	6.095%	9/25/37	BBB+	669,406

656	U.S. Small Business Administration Guaranteed Participating Securities Participation Certificates, Series 2005-10B	4.940%	8/10/15	Aaa	681,504

146	U.S. Small Business Administration Guaranteed Participating Securities Participation Certificates, Series 2006-10A	5.408%	2/10/16	Aaa	153,646

526	U.S. Small Business Administration Guaranteed Participating Securities, Participation Certificates Series 2005-P10A	4.638%	2/10/15	Aaa	538,753

181	U.S. Small Business Administration Guaranteed Participating Securities, Participation Certificates, Series 2007-10A	5.459%	2/10/17	Aaa	194,463

3,602	UBS-Barclays Commercial Mortgage Trust 2012-C2	1.006%	5/11/63	Aaa	3,612,065

4,632	Vericrest Opportunity Loan Transferee, Private CMO 2013 NPL1	4.250%	9/25/58	N/R	4,646,102

3,471	Vericrest Opportunity Loan Transferee, Series 2013-NPL6	3.625%	3/25/54	N/R	3,489,033

3,781	Vornado DP LLC Commercial Mortgage Credit Tenant Lease Series 2010-VNO	2.970%	9/14/28	AAA	3,915,101

675	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-WHl8	0.235%	6/15/20	Aaa	669,262

6,517	Walter Investment Management Company Capital Trust, Series 2012-AA	4.549%	10/16/50	BBB	6,597,198

626	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificate Series 2007-2	5.750%	3/25/37	Caa2	590,051

1,107	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificate Series 2006-AR14	2.622%	10/25/36	Caa2	1,028,802

28	Wells Fargo Mortgage Backed Securities, 2005-AR16 Class 3A2	2.617%	10/25/35	BBB–	27,904

4,135	Wells Fargo-RBS Commercial Mortgage Trust Series 2012-C9	0.673%	11/17/45	Aaa	4,119,248

3,163	Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C3	1.988%	3/17/44	Aaa	3,198,543

1,828	WF-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C2	2.501%	2/18/44	Aaa	1,850,139
$470,661	Total Asset-Backed and Mortgage-Backed Securities (cost $473,018,516)				475,227,618

66	Nuveen Investments

Principal Amount (000) (6)		Description (1)	Coupon		Maturity	Ratings (2)	Value

		SOVEREIGN DEBT – 0.4%

		Mexico – 0.4%

510	MXN	United Mexican States	9.500%		12/18/14	A	$4,065,714
510	MXN	Total Sovereign Debt (cost $4,511,337)					4,065,714
		Total Long-Term Investments (cost $996,581,748)					1,005,164,252

Shares		Description (1)	Coupon				Value

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 2.7%

		Money Market Funds – 2.7%

28,192,638		Mount Vernon Securities Lending Trust Prime Portfolio, (8)	0.182	% (7)			$28,192,638
		Total Investments Purchased with Collateral from Securities Lending (cost $28,192,638)					28,192,638

Shares		Description (1)	Coupon				Value

		SHORT-TERM INVESTMENTS – 1.7%

		Money Market Funds – 1.7%

17,622,099		First American Treasury Obligations Fund, Class Z	0.000	% (7)			$17,622,099
		Total Short-Term Investments (cost $17,622,099)					17,622,099
		Total Investments (cost $1,042,396,485) – 102.5%					1,050,978,989
		Other Assets Less Liabilities – (2.5)%					(25,229,602)
		Net Assets – 100%					$1,025,749,387

Investments in Derivatives as of March 31, 2014

Interest Rate Swaps outstanding:

Clearing House	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Termination Date	Value	Unrealized Appreciation (Depreciation)
Citigroup	$10,000,000	Receive	3-Month USD-LIBOR-BBA	2.739%	Semi-Annually	11/21/23	$(44,058)	$(44,521)

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note	Short	(751)	6/14	$(89,333,797)	$467,203
U.S. Treasury 10-Year Note	Short	(217)	6/14	(26,799,500)	143,196
				$(116,133,297)	$610,399

Nuveen Investments	67

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$477,160,841	$—	$477,160,841
Convertible Bonds	—	2,258,250	—	2,258,250
$1,000 Par (or similar) Institutional Preferred	—	5,756,250	—	5,756,250
Municipal Bonds	—	29,726,123	—	29,726,123
U.S. Government and Agency Obligations	—	10,969,456	—	10,969,456
Asset-Backed and Mortgage-Backed Securities	—	475,227,618	—	475,227,618
Sovereign Debt	—	4,065,714	—	4,065,714
Investments Purchased with Collateral from Securities Lending	28,192,638	—	—	28,192,638
Short-Term Investments:
Money Market Funds	17,622,099	—	—	17,622,099
Investments in Derivatives:
Interest Rate Swaps*	—	(44,521)	—	(44,521)
Futures Contracts*	610,399	—	—	610,399
Total	$46,425,136	$1,005,119,731	$—	$1,051,544,867
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2014, the cost of investments (excluding investments in derivatives) was $1,042,396,485

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2014, were as follows:

Gross unrealized:
Appreciation	$12,418,134
Depreciation	(3,835,630)
Net unrealized appreciation (depreciation) of investments	$8,582,504

68	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of securities out on loan as of the end of the reporting period was $27,385,823.

(4)	Perpetual security. Maturity date is not applicable.

(5)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

(6)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(7)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(8)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(I/O)	Interest only security.

REIT	Real Estate Investment Trust.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

MXN	Mexican Peso.

USD-LIBOR-BBA	United States Dollar-London Inter-Bank Offered Rate British Bankers’ Association.

Nuveen Investments	69

Nuveen Intermediate Government Bond Fund

Portfolio of Investments March 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 95.3%

	CORPORATE BONDS – 0.5%

	Health Care Providers & Services – 0.5%

$400	Catholic Health Initiatives	1.600%	11/01/17	Aa3	$392,070
$400	Total Corporate Bonds (cost $399,884)				392,070

Principal Amount (000)	Description (1)	Optional Call Provisions (3)		Ratings (2)	Value

	MUNICIPAL BONDS – 3.5%

	Connecticut – 0.4%

$385	Connecticut State, General Obligation Bonds, Various Purpose Taxable Series 2012B, 0.465%, 10/15/14	No Opt. Call		AA	$385,674

	Louisiana – 0.6%

500	Louisiana Local Government Environmental Facilities and Community Development Authority, System Restoration Revenue Bonds, Louisiana Utilities Restoration Corporation Project/EGSL, Series 2010, 3.220%, 2/01/21	No Opt. Call		AAA	522,575

	Maryland – 0.7%

570	Baltimore County, Maryland, General Obligation Bonds, Taxable, Series 2012, 0.554%, 8/01/15	No Opt. Call		AAA	570,342

	Ohio – 1.8%

145	Akron, Ohio, General Obligation Bonds, Refunding Various Purpose Series 2014B, 0.950%, 12/01/16	No Opt. Call		AA–	144,752

285	Hamilton County, Ohio, Sewer System Revenue Bonds, Metropolitan Sewer District of Greater Cincinnati, Refunding Series 2013B, 1.233%, 12/01/16	No Opt. Call		AA+	287,656

250	Kings Local School District, Warren County, Ohio, General Obligation School Improvement Bonds, Federally Taxable, Series 2013B, 3.750%, 12/01/18	No Opt. Call		AA	268,738

845	Ohio State, General Obligation Bonds, Higher Education, Build America Bond Series 2010E, 3.328%, 8/01/17 – AGM Insured	No Opt. Call		AA+	909,980
1,525	Total Ohio				1,611,126
$2,980	Total Municipal Bonds (cost $3,089,004)				3,089,717

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 47.9%

$665	Fannie Mae Notes	1.000%	9/20/17	Aaa	$660,698

340	Fannie Mae Notes	1.000%	4/30/18	Aaa	331,968

1,000	Fannie Mae Notes	1.250%	9/27/18	Aaa	982,768

595	Fannie Mae Notes, (4)	1.875%	2/19/19	Aaa	596,883

700	Federal Farm Credit Banks, Consolidated Systemwide Notes	3.000%	9/22/14	Aaa	709,649

845	Federal Farm Credit Banks, Consolidated Systemwide Notes	1.500%	11/16/15	Aaa	861,665

70	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)

$360	Federal Farm Credit Banks, Consolidated Systemwide Notes	1.750%	4/01/21	Aaa	$345,282

1,080	Federal Home Loan Bank Bonds	4.125%	3/13/20	Aaa	1,193,091

775	Federal Home Loan Bank Bonds	1.875%	12/09/22	Aaa	711,191

735	Federal Home Loan Banks, Discount Notes	2.220%	3/28/23	Aaa	689,432

1,700	Federal National Mortgage Association	1.875%	10/15/15	Aaa	1,740,760

435	Federal National Mortgage Association	0.000%	10/09/19	AA–	374,477

710	FICO STRIPS (I/O)	0.000%	5/02/17	Aaa	686,809

250	Financing Corporation	9.400%	2/08/18	Aaa	321,817

330	Freddie Mac Notes	0.500%	6/06/16	Aaa	329,619

735	Freddie Mac Notes	0.850%	7/29/16	Aaa	736,374

880	Freddie Mac Reference Notes, (4)	0.875%	3/07/18	Aaa	861,944

270	Freddie Mac Reference Notes	5.000%	12/14/18	Aa2	306,529

560	Freddie Mac Reference Notes	1.250%	10/02/19	Aaa	536,372

590	Freddie Mac Reference Notes, (4)	2.375%	1/13/22	Aaa	577,897

505	Private Export Funding	4.550%	5/15/15	Aaa	529,365

345	Private Export Funding	2.125%	7/15/16	Aaa	356,893

530	Tennessee Valley Authority, Series A	3.875%	2/15/21	Aaa	571,251

640	U.S. Treasury Bonds	8.875%	8/15/17	Aaa	805,150

500	U.S. Treasury Bonds	8.875%	2/15/19	Aaa	670,039

325	U.S. Treasury Bonds	8.750%	8/15/20	Aaa	454,695

1,000	U.S. Treasury Notes	2.250%	1/31/15	Aaa	1,017,754

645	U.S. Treasury Notes	1.250%	9/30/15	Aaa	654,801

2,000	U.S. Treasury Notes	2.125%	12/31/15	Aaa	2,062,188

635	U.S. Treasury Notes, (4)	3.875%	5/15/18	Aaa	698,202

320	U.S. Treasury Notes	3.125%	5/15/19	Aaa	341,325

700	U.S. Treasury Notes	2.125%	2/29/16	Aaa	723,106

2,290	U.S. Treasury Notes, (4)	0.750%	1/15/17	Aaa	2,286,602

2,975	U.S. Treasury Notes, (4)	0.625%	2/15/17	Aaa	2,956,174

660	U.S. Treasury Notes	2.250%	11/30/17	Aaa	683,822

1,670	U.S. Treasury Notes, (4)	2.250%	7/31/18	Aaa	1,722,709

780	U.S. Treasury Notes, (4)	1.500%	8/31/18	Aaa	778,538

430	U.S. Treasury Notes	1.000%	11/30/19	Aaa	407,526

2,060	U.S. Treasury Notes	2.000%	11/30/20	Aaa	2,029,100

400	U.S. Treasury Notes	3.125%	5/15/21	Aaa	421,312

1,585	U.S. Treasury Notes, (4)	2.000%	11/15/21	Aaa	1,537,945

2,240	U.S. Treasury Notes	2.000%	2/15/22	Aaa	2,165,800

1,980	U.S. Treasury Notes, (4)	1.750%	5/15/23	Aaa	1,834,284

2,920	U.S. Treasury Notes, (4)	2.750%	11/15/23	Aaa	2,933,230
$41,690	Total U.S. Government and Agency Obligations (cost $42,299,632)				42,197,036

Nuveen Investments	71

Nuveen Intermediate Government Bond Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 43.4%

$713	321 Henderson Receivables LLC, Series 2010-1A	5.560%	7/15/59	Aaa	$810,568

623	321 Henderson Receivables LLC, Series 2010-3A	3.820%	12/15/48	Aaa	653,560

500	Barclays Dryrock Issuance Trust 2014-1	0.510%	12/16/19	AAA	500,290

750	Capital One Multi-Asset Execution Trust 2007-A1	0.205%	11/15/19	AAA	745,074

563	Centerpoint Energy Transition Bond Company LLC	0.901%	4/15/18	AAA	565,496

769	CitiBank Credit Card Issuance Trust 2013-A10	0.396%	2/07/18	AAA	769,940

945	Citigroup Commercial Mortgage Trust 2014-GC19	1.199%	3/12/47	Aaa	941,606

434	Commercial Mortgage Pass-Through Certificates 2012-CR2 A1	0.824%	8/17/45	Aaa	432,700

330	Commercial Mortgage Pass-Through Certificates Series 2012-CR4	1.801%	10/17/45	AAA	329,160

280	DBUBS Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-LC3A	3.642%	8/12/44	Aaa	294,482

1,000	Discover Card Master Trust I 2011-A3	0.365%	3/15/17	AAA	1,000,279

556	Entergy Arkansas Restoration Funding LLC, Senior Secured Storm Recovery Bonds, Series 2010-A	2.300%	8/01/21	AAA	568,286

704	Fannie Mae Mortgage Pool AB1959	4.000%	12/01/40	Aaa	731,963

644	Fannie Mae Mortgage Pool AB9659	3.000%	6/01/43	Aaa	622,883

925	Fannie Mae Mortgage Pool AD0486	2.344%	4/01/34	Aaa	985,811

220	Fannie Mae Mortgage Pool AD0706	2.298%	3/01/38	Aaa	234,719

1,178	Fannie Mae Mortgage Pool AE0949, (WI/DD)	4.000%	2/01/41	Aaa	1,224,922

1,226	Fannie Mae Mortgage Pool AE0981, (WI/DD)	3.500%	3/01/41	Aaa	1,234,653

509	Fannie Mae Mortgage Pool AE4876	3.500%	10/01/40	Aaa	512,563

1	Fannie Mae Mortgage Pool 252799	7.000%	10/01/14	Aaa	1,435

184	Fannie Mae Mortgage Pool 254169	6.500%	12/01/31	Aaa	200,756

115	Fannie Mae Mortgage Pool 254179	6.000%	1/01/22	Aaa	128,052

119	Fannie Mae Mortgage Pool 254344	6.500%	6/01/22	Aaa	133,660

119	Fannie Mae Mortgage Pool 254373	6.500%	7/01/17	Aaa	125,548

107	Fannie Mae Mortgage Pool 254414	7.000%	7/01/17	Aaa	112,753

179	Fannie Mae Mortgage Pool 254720	4.500%	5/01/18	Aaa	189,681

1,775	Fannie Mae Mortgage Pool 464158	3.120%	1/01/15	Aaa	1,787,144

865	Fannie Mae Mortgage Pool 467749	3.240%	4/01/16	Aaa	898,086

45	Fannie Mae Mortgage Pool 580516	5.500%	4/01/16	Aaa	48,297

103	Fannie Mae Mortgage Pool 596680	7.000%	9/01/31	Aaa	114,482

324	Fannie Mae Mortgage Pool 596712	6.500%	6/01/32	Aaa	355,395

67	Fannie Mae Mortgage Pool 656269	6.000%	8/01/32	Aaa	74,779

48	Fannie Mae Mortgage Pool 673010	5.500%	12/01/17	Aaa	51,148

116	Fannie Mae Mortgage Pool 695765	5.500%	4/01/18	Aaa	124,703

243	Fannie Mae Mortgage Pool 725793	5.500%	9/01/19	Aaa	260,453

364	Fannie Mae Mortgage Pool 745101	6.000%	4/01/32	Aaa	401,094

443	Fannie Mae Mortgage Pool 819652	2.465%	3/01/35	Aaa	466,286

72	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$159	Fannie Mae Mortgage Pool 848390	1.914%	12/01/35	Aaa	$166,914

218	Fannie Mae Mortgage Pool 886034	2.685%	7/01/36	Aaa	234,364

137	Fannie Mae Mortgage Pool 887017	6.500%	8/01/36	Aaa	153,405

306	Fannie Mae Mortgage Pool 913187	2.440%	4/01/37	Aaa	325,047

614	Fannie Mae Mortgage Pool 914224	2.585%	3/01/37	Aaa	647,514

308	Fannie Mae Mortgage Pool 928519	7.000%	6/01/37	Aaa	325,515

175	Fannie Mae Mortgage Pool 995949	2.456%	9/01/36	Aaa	186,226

527	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 2013-M3 ASQ2	1.083%	2/25/16	Aaa	530,076

385	Fannie Mae REMIC Pass-Through Certificates 2002-W1 2A	6.616%	2/25/42	Aaa	448,557

412	Fannie Mae REMIC Pass-Through Certificates 2009-M1 A1	3.400%	7/25/19	Aaa	429,564

338	Fannie Mae REMIC Pass-Through Certificates 2010-M4 A1	2.520%	6/25/20	Aaa	343,990

652	FDIC Structures Sale Guaranteed Notes, Series 2010-S1	3.250%	4/25/38	Aaa	671,574

62	FDIC Trust 2001-C1	1.840%	4/25/31	Aaa	62,461

130	FDIC Trust 2012-C1	0.841%	5/25/35	Aaa	129,968

114	Federal Home Loan Mortgage Corporation, REMIC 2629 BO	3.250%	3/15/18	Aaa	115,529

738	Freddie Mac Gold Pool C09000	3.500%	6/01/42	Aaa	742,269

1,220	Freddie Mac Gold Pool C09004, (WI/DD)	3.500%	7/01/42	Aaa	1,227,152

415	Freddie Mac Gold Pool 1H1396	2.375%	5/01/37	Aaa	436,429

616	Freddie Mac Gold Pool 780836	2.343%	9/01/33	Aaa	656,426

378	Freddie Mac Gold Pool 848193	2.515%	3/01/36	Aaa	399,787

23	Freddie Mac Mortgage Pool, Various C35768	7.500%	1/01/30	Aaa	24,770

2	Freddie Mac Mortgage Pool, Various E00746	7.000%	9/01/14	Aaa	1,890

69	Freddie Mac Mortgage Pool, Various G00876	6.500%	1/01/28	Aaa	76,893

162	Freddie Mac Mortgage Pool, Various G01244	6.500%	3/01/31	Aaa	183,893

354	Freddie Mac Multifamily Structured Pass-Through Certificates Series KF01	0.504%	4/25/19	Aaa	353,759

757	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K010 A1	3.320%	7/25/20	Aaa	798,043

799	Freddie Mac Mulitfamily Structured Pass-Through Certificates, Series K701	2.776%	6/26/17	Aaa	824,196

863	Freddie Mac Structured Pass-Through Certificates, Series K008	2.746%	12/25/19	Aaa	895,133

460	Freddie Mac Structured Pass-Through Certificates, Series K-501	1.655%	11/25/16	Aaa	467,064

770	Freddie Mac Structured Pass-Through Certificates, Series K-705	2.303%	9/25/18	Aaa	783,336

63	Government National Mortgage Association Pool 3120	6.500%	8/20/31	Aaa	73,358

32	Government National Mortgage Association Pool 347332	7.500%	12/15/22	Aaa	33,243

6	Government National Mortgage Association Pool 455304	7.000%	9/15/27	Aaa	6,031

564	Government National Mortgage Association Pool 4946	4.500%	2/20/41	Aaa	609,557

105	Government National Mortgage Association Pool 570134	7.500%	12/15/31	Aaa	118,837

809	Government National Mortgage Association Pool 633605	6.000%	9/15/34	Aaa	920,292

180	Government National Mortgage Association Pool 780825	6.500%	7/15/28	Aaa	208,249

18	GRMT Mortgage Loan Trust 2001-1A	8.272%	7/20/31	A3	17,861

Nuveen Investments	73

Nuveen Intermediate Government Bond Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$249	Invitation Homes Trust 2013-SFR1	1.400%		12/17/30	Aaa	$248,927

688	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2010-C2 A1	2.749%		11/15/43	AAA	707,650

787	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9	0.825%		5/17/46	Aaa	781,932

598	National Credit Union Administration Guaranteed Structured Collateral Notes	1.600%		10/29/20	Aaa	601,790

560	Origen Manufactured Housing Contract Trust Collateralized Notes Series 2005B	5.990%		1/15/37	A+	584,796

53	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2011-1	4.125%		2/25/41	AAA	53,761

53	U.S. Small Business Administration Guaranteed Participating Securities Participation Certificates, Series 2005-10B	4.940%		8/10/15	Aaa	55,099

115	U.S. Small Business Administration Guaranteed Participating Securities, Participation Certificates Series 2005-P10A	4.638%		2/10/15	Aaa	117,985

478	U.S. Small Business Administration Guaranteed Participating Securities Participation Certificates, Series 2008-10A	5.902%		2/01/18	Aaa	519,531

638	U.S. Small Business Administration Guaranteed Participating Securities Participation Certificates, Series 2010-P10A	4.108%		3/10/20	Aaa	679,821

602	United States Department of Veterans, Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, Series 2011-1	3.750%		2/15/35	Aaa	632,458
$36,847	Total Asset-Backed and Mortgage-Backed Securities (cost $37,131,851)					38,245,629
	Total Long-Term Investments (cost $82,920,371)					83,924,452

Shares	Description (1)	Coupon				Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 16.0%

	Money Market Funds – 16.0%

14,070,113	Mount Vernon Securities Lending Trust Prime Portfolio, (6)	0.182	% (5)			$14,070,113
	Total Investments Purchased with Collateral from Securities Lending (cost $14,070,113)					14,070,113

Shares	Description (1)	Coupon				Value

	SHORT-TERM INVESTMENTS – 11.2%

	Money Market Funds – 11.2%

9,848,770	First American Treasury Obligations Fund, Class Z	0.000	% (5)			$9,848,770
	Total Short-Term Investments (cost $9,848,770)					9,848,770
	Total Investments (cost $106,839,254) – 122.5%					107,843,335
	Other Assets Less Liabilities – (22.5)%					(19,774,803)
	Net Assets – 100%					$88,068,532

74	Nuveen Investments

Investments in Derivatives as of March 31, 2014

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Note	Short	(12)	6/14	$(2,634,750)	$(1,654)
U.S. Treasury 5-Year Note	Short	(46)	6/14	(5,471,844)	25,667
U.S. Treasury 10-Year Note	Long	14	6/14	1,729,000	(6,387)
U.S. Treasury Long Bond	Short	(16)	6/14	(2,131,500)	(14,331)
				$(8,509,094)	$3,295
*	The aggregate Notional Amount at Value of long and short positions is $1,729,000 and $(10,238,094), respectively.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$392,070	$—	$392,070
Municipal Bonds	—	3,089,717	—	3,089,717
U.S. Government and Agency Obligations	—	42,197,036	—	42,197,036
Asset-Backed and Mortgage-Backed Securities	—	38,245,629	—	38,245,629
Investments Purchased with Collateral from Securities Lending	14,070,113	—	—	14,070,113
Short-Term Investments:
Money Market Funds	9,848,770	—	—	9,848,770
Investments in Derivatives:
Futures Contracts*	3,295	—	—	3,295
Total	$23,922,178	$83,924,452	$—	$107,846,630
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2014, the cost of investments (excluding investments in derivatives) was $106,839,254.

Nuveen Investments	75

Nuveen Intermediate Government Bond Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2014, were as follows:

Gross unrealized:
Appreciation	$1,519,737
Depreciation	(515,656)
Net unrealized appreciation (depreciation) of investments	$1,004,081

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

(4)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $13,791,123.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(6)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

I/O	Interest only security.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

76	Nuveen Investments

Nuveen Strategic Income Fund

Portfolio of Investments March 31, 2014 (Unaudited)

Shares	Description (1)				Value

	LONG-TERM INVESTMENTS – 96.7%

	COMMON STOCKS – 0.0%

	Building Products – 0.0%

50	Dayton Superior, Class A, (2), (3)				$2,839

55	Dayton Superior, Class 1, (2), (3)				3,154
	Total Common Stocks (cost $20,079)				5,993

Principal Amount (000)	Description (1)	Coupon	Maturity (5)	Ratings (4)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 1.1% (6)

	Auto Components – 0.2%

$1,000	Cooper-Standard Automotive Inc., Term Loan B, (WI/DD)	TBD	TBD	BB–	$1,003,800

	Hotels, Restaurants & Leisure – 0.1%

998	Rock Ohio Caesar LLC, Term Loan B	5.000%	3/29/19	BB–	976,303

	Independent Power & Renewable Electricity Producers – 0.2%

65	Empire Generating Company LLC, Term Loan C, (WI/DD)	TBD	TBD	B+	65,434

935	Empire Generating Company LLC, (WI/DD)	TBD	TBD	B+	937,898
1,000	Total Independent Power & Renewable Electricity Producers				1,003,332

	Oil, Gas & Consumable Fuels – 0.3%

997	Arch Coal Inc., Term Loan B	6.250%	5/16/18	BB–	985,317

1,000	Samson Investment Company Second Lien Term Loan	5.000%	9/25/18	B1	1,010,376
1,997	Total Oil, Gas & Consumable Fuels				1,995,693

	Professional Services – 0.1%

1,000	Sedgwick Claims Management Service Inc., Second Lien Term Loan, (WI/DD)	TBD	TBD	CCC+	998,126

	Specialty Retail – 0.2%

1,500	The Men’s Warehouse Inc., (3), (WI/DD)	TBD	TBD	Ba3	1,500,000
$7,495	Total Variable Rate Senior Loan Interests (cost $7,484,444)				7,477,254

Shares	Description (1)	Coupon		Ratings (4)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 4.0%

	Banks – 1.9%

20,600	AgriBank FCB, (17)	6.875%		A–	$2,123,732

62,313	Citigroup Inc.	7.125%		BB+	1,645,063

65,000	Morgan Stanley	7.125%		BB+	1,724,450

118,392	PNC Financial Services	6.125%		BBB	3,162,250

95,250	Regions Financial Corporation	6.375%		BB	2,296,478

14,000	Royal Bank of Scotland Group PLC	5.750%		BB	302,120

58,000	Wells Fargo & Company, (7)	5.850%		BBB+	1,444,200
	Total Banks				12,698,293

Nuveen Investments	77

Nuveen Strategic Income Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Shares		Description (1)	Coupon		Ratings (4)	Value

		Capital Markets – 0.6%

73,000		Goldman Sachs Group, Inc.	5.500%		BB+	$1,740,320

80,000		State Street Corporation, (2)	5.900%		BBB+	2,071,200
		Total Capital Markets				3,811,520

		Consumer Finance – 0.3%

83,000		Discover Financial Services	6.500%		BB	2,035,990

		Diversified Financial Services – 0.1%

28,000		Citigroup Capital Trust XI	6.000%		BB+	703,080

		Insurance – 1.1%

73,140		Endurance Specialty Holdings Limited	7.500%		BBB–	1,914,074

100,000		Hartford Financial Services Group Inc.	7.875%		BB+	2,962,000

100,000		Reinsurance Group of America Inc., (7)	6.200%		BBB	2,649,000
		Total Insurance				7,525,074
		Total $25 Par (or similar) Retail Preferred (cost $25,586,155)				26,773,957

Principal Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		CORPORATE BONDS – 67.3%

		Aerospace & Defense – 0.5%

$300		Bombardier Inc., 144A	6.000%	10/15/22	BB–	$300,000

683		Erickson Air-Crane Inc., 144A, (7)	8.250%	5/01/20	B1	717,150

2,140		Exelis, Inc.	5.550%	10/01/21	BBB+	2,206,826
3,123		Total Aerospace & Defense				3,223,976

		Airlines – 0.7%

1,530		Air Canada, 144A	6.750%	10/01/19	BB	1,648,575

1,637		Delta Air Lines Pass-Through Certificates Series 2012-1A	4.750%	5/07/20	A	1,767,610

942		Northwest Airlines Trust Pass-Through Certificates 2007-1	7.027%	11/01/19	A–	1,044,569
4,109		Total Airlines				4,460,754

		Auto Components – 1.3%

550		Ahern Rentals Inc., 144A, (7)	9.500%	6/15/18	B	608,438

1,025		Allison Transmission Inc., 144A, (7)	7.125%	5/15/19	B+	1,103,156

1,575		American & Axle Manufacturing Inc., (7)	6.625%	10/15/22	B+	1,706,906

1,000		Chassix Inc., 144A	9.250%	8/01/18	B–	1,075,000

1,250		Gestamp Funding Luxembourg SA, 144A	5.625%	5/31/20	BB	1,296,875

1,150		Stackpole International Intermediate Company, 144A	7.750%	10/15/21	B+	1,231,938

1,780		TRW Automotive Inc., 144A	4.450%	12/01/23	BBB–	1,788,900
8,330		Total Auto Components				8,811,213

		Automobiles – 0.6%

1,400		Chrysler GP/CG Company	8.000%	6/15/19	B1	1,533,000

1,000	EUR	Fiat Finance & Trade SA	7.000%	3/23/17	BB–	1,525,755

78	Nuveen Investments

Principal Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Automobiles (continued)

$1,240		General Motors Financial Company Inc., (7)	4.250%	5/15/23	BB+	$1,224,500
		Total Automobiles				4,283,255

		Banks – 5.7%

1,330		Banco Bradesco S.A. Grand Cayman, 144A	4.125%	5/16/16	Baa1	1,389,850

2,000		Bancolombia SA	5.950%	6/03/21	Baa2	2,135,000

10,750		Bank of America Corporation	4.000%	4/01/24	A	10,737,344

1,000		BBVA Bancomer SA Texas, 144A	4.500%	3/10/16	A2	1,057,500

1,760		CIT Group Inc., (7)	5.000%	8/01/23	BB	1,799,600

4,620		JPMorgan Chase & Company	6.750%	8/01/64	BBB	4,862,550

2,360		HSBC Holdings PLC	6.800%	6/01/38	A+	2,899,815

1,465		Rabobank Nederland	3.875%	2/08/22	Aa2	1,517,189

1,220		Royal Bank of Scotland Group PLC	6.100%	6/10/23	BBB–	1,266,383

1,000	EUR	Royal Bank of Scotland Group PLC	5.500%	11/29/49	BB	1,238,169

1,250		Russian Agricultural Bank, 144A	7.750%	5/29/18	Baa3	1,337,488

1,335		Santander UK PLC, 144A	5.000%	11/07/23	A–	1,373,444

2,485		Societe Generale, 144A, (7)	5.000%	1/17/24	BBB+	2,476,372

1,425		Sovereign Bank	8.750%	5/30/18	Baa2	1,699,313

1,960		Standard Chartered PLC, 144A	5.700%	3/26/44	A+	1,941,576

1,140		Wells Fargo & Company	3.450%	2/13/23	A+	1,106,468
		Total Banks				38,838,061

		Beverages – 0.2%

1,250		Andalou Efes Biracilik ve Malt Sanayii AS, 144A	3.375%	11/01/22	BBB–	1,036,875

		Building Products – 1.3%

1,000		Building Materials Holdings Corporation, 144A	9.000%	9/15/18	B–	1,102,500

1,000		Griffon Corporation, 144A	5.250%	3/01/22	BB–	990,000

1,875		Masco Corporation	5.950%	3/15/22	BBB–	2,034,375

2,000		Odebrecht Offshore Drilling Finance Limited, 144A, (7)	6.625%	10/01/22	BBB	2,070,000

1,490		Owens Corning Incorporated	4.200%	12/15/22	BBB–	1,477,666

1,000		US Concrete Inc., 144A	8.500%	12/01/18	B	1,085,000
8,365		Total Building Products				8,759,541

		Capital Markets – 3.1%

905		E Trade Financial Corporation	6.375%	11/15/19	B2	984,188

4,425		Goldman Sachs Group, Inc.	6.000%	6/15/20	A	5,081,267

1,890		Goldman Sachs Group, Inc.	5.250%	7/27/21	A	2,092,211

3,500		Goldman Sachs Group, Inc.	4.000%	3/03/24	A	3,484,485

1,050		Lazard Group LLC	4.250%	11/14/20	BBB+	1,087,844

2,640		Morgan Stanley Dean Witter & Company	4.875%	11/01/22	BBB+	2,774,070

5,880		Morgan Stanley, (7)	3.750%	2/25/23	A	5,842,727
20,290		Total Capital Markets				21,346,792

Nuveen Investments	79

Nuveen Strategic Income Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Principal Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Chemicals – 2.9%

$1,625		Braskem Finance Limited, 144A	5.750%	4/15/21	BBB–	$1,622,969

2,000		CF Industries Inc., (7)	5.150%	3/15/34	Baa2	2,056,404

1,250		Eagle Spinco Inc., 144A	4.625%	2/15/21	BB	1,235,938

1,565		Eastman Chemical Company	3.600%	8/15/22	BBB	1,553,288

1,000		Hexion US Finance	6.625%	4/15/20	Ba3	1,035,000

1,915		Incitec Pivot Finance, 144A	6.000%	12/10/19	BBB	2,114,957

750		Ineos Group Holdings SA, 144A, (7)	6.125%	8/15/18	B–	778,125

1,700		Mexichem SAB de CV, 144A	4.875%	9/19/22	BBB	1,700,000

1,250		Momentive Performance Materials Inc.	8.875%	10/15/20	B3	1,356,250

2,095		NOVA Chemicals Corporation, 144A	5.250%	8/01/23	BB+	2,241,650

1,315		Petrologistics LP Finance Corporation, (7)	6.250%	4/01/20	B	1,318,288

1,305		PolyOne Corporation, (7)	5.250%	3/15/23	BB	1,311,525

225		Rhodia SA, 144A	6.875%	9/15/20	BBB+	246,931

1,130		Tronox Finance LLC, (7)	6.375%	8/15/20	BB–	1,161,075
19,125		Total Chemicals				19,732,400

		Commercial Services & Supplies – 1.4%

730		ABX Group Inc.	6.375%	12/01/19	Ba3	744,600

1,000		ADT Corporation, 144A, (7)	6.250%	10/15/21	BBB–	1,027,500

1,000		Casella Waste Systems Inc., (7)	7.750%	2/15/19	Caa1	1,037,500

1,450		Clean Harbors Inc.	5.250%	8/01/20	BB+	1,493,500

1,220		Covanta Energy Corporation, Synthetic Letter of Credit, (7)	6.375%	10/01/22	Ba3	1,296,250

1,025	EUR	Europcar Groupe SA, 144A	11.500%	5/15/17	B–	1,645,095

500		GDR Holding II Corporation, 144A	10.750%	6/01/19	B	550,000

635		Iron Mountain Inc.	5.750%	8/15/24	B1	618,331

1,000		R.R. Donnelley & Sons Company, (7)	7.625%	6/15/20	BB	1,150,000
		Total Commercial Services & Supplies				9,562,776

		Computers & Peripherals – 0.7%

1,125		NCR Corporation	5.000%	7/15/22	BB	1,126,406

1,725		NCR Escrow Corporation, 144A	6.375%	12/15/23	BB	1,832,813

1,620		Seagate HDD Cayman	7.000%	11/01/21	BBB–	1,812,375
4,470		Total Computers & Peripherals				4,771,594

		Construction & Engineering – 0.2%

1,100		Odebrecht Finance Limited, 144A	5.125%	6/26/22	BBB	1,097,250

		Consumer Finance – 1.1%

1,938		Capital One Bank, (7)	3.375%	2/15/23	Baa1	1,885,777

1,715		Discover Financial Services	5.200%	4/27/22	BBB	1,836,796

3,445		Ford Motor Credit Company	4.250%	9/20/22	BBB–	3,550,121
7,098		Total Consumer Finance				7,272,694

80	Nuveen Investments

Principal Amount (000) (8)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Containers & Packaging – 0.8%

$1,500	Ardagh Packaging Finance / MP HD USA, 144A	6.250%	1/31/19	CCC+	$1,567,500

915	Ball Corporation	4.000%	11/15/23	BB+	855,525

950	Reynolds Group, (7)	7.125%	4/15/19	B+	1,004,625

2,140	Rock-Tenn Company	4.900%	3/01/22	BBB–	2,288,249
5,505	Total Containers & Packaging				5,715,899

	Diversified Consumer Services – 0.8%

1,500	Caesars Entertainment Resort Properties LLC, 144A, (7)	8.000%	10/01/20	B+	1,578,750

1,000	Gibson Brands Inc., 144A	8.875%	8/01/18	B2	1,065,000

1,000	NES Rental Holdings Inc., 144A	7.875%	5/01/18	CCC+	1,070,000

1,500	Office Depot de Mexico SA de CV, 144A	6.875%	9/20/20	BB+	1,561,875
5,000	Total Diversified Consumer Services				5,275,625

	Diversified Financial Services – 3.3%

5,000	Citigroup Inc.	3.875%	10/25/23	A	4,964,615

1,835	Citigroup Inc.	6.125%	8/25/36	A–	2,007,532

750	CNG Holdings Inc., 144A	9.375%	5/15/20	B	686,250

2,545	General Electric Capital Corporation	6.875%	1/10/39	AA+	3,351,615

1,000	Jefferies Finance LLC Corporation, 144A	7.375%	4/01/20	B1	1,050,000

550	Jefferies LoanCore LLC Finance Corporation, 144A	6.875%	6/01/20	B	558,250

4,515	JPMorgan Chase & Company	4.500%	1/24/22	A+	4,867,540

680	JPMorgan Chase & Company	3.200%	1/25/23	A+	659,376

1,605	JPMorgan Chase & Company	3.375%	5/01/23	A	1,519,324

2,280	JPMorgan Chase & Company	6.400%	5/15/38	A+	2,825,631
20,760	Total Diversified Financial Services				22,490,133

	Diversified Telecommunication Services – 2.6%

2,050	AT&T, Inc.	5.550%	8/15/41	A	2,152,113

2,780	Brasil Telecom SA, 144A	5.750%	2/10/22	BBB–	2,661,850

1,030	CyrusOne LP Finance	6.375%	11/15/22	B+	1,086,650

1,610	Frontier Communications Corporation, (7)	8.500%	4/15/20	Ba2	1,871,625

2,360	Qwest Corporation, (7)	6.750%	12/01/21	BBB–	2,635,185

4,885	Verizon Communications	5.150%	9/15/23	A–	5,345,748

700	Verizon Communications	6.550%	9/15/43	A–	851,855

1,375	Windstream Corporation	6.375%	8/01/23	BB	1,340,625
16,790	Total Diversified Telecommunication Services				17,945,651

	Electric Utilities – 1.8%

2,030	APT Pipelines Limited, 144A	3.875%	10/11/22	BBB	1,954,305

2,485	Comision Federal de Electricidad of the United States of Mexico, 144A	4.875%	5/26/21	BBB+	2,590,613

3,145	Exelon Generation Co. LLC	4.250%	6/15/22	BBB+	3,189,587

500	FirstEnergy Corporation	4.250%	3/15/23	Baa3	484,970

Nuveen Investments	81

Nuveen Strategic Income Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Principal Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Electric Utilities (continued)

$600		Intergen NV, 144A	7.000%	6/30/23	B+	$630,000

1,295		MidAmerican Energy Holdings Company	6.125%	4/01/36	A3	1,549,084

2,000		Origin Energy Finance Limited, 144A	3.500%	10/09/18	BBB	2,035,878
12,055		Total Electric Utilities				12,434,437

		Energy Equipment & Services – 1.4%

1,985		Diamond Offshore Drilling Inc.	5.700%	10/15/39	A	2,170,135

325		Ensco PLC	4.700%	3/15/21	BBB+	349,194

910		Gulfmark Offshore Inc.	6.375%	3/15/22	BB–	941,850

1,400		Parker Drilling Company	7.500%	8/01/20	B+	1,491,000

1,000		Transocean Inc., (7)	6.375%	12/15/21	BBB–	1,123,954

2,100		Transocean Inc., (7)	3.800%	10/15/22	BBB–	2,007,617

1,385		Weatherford International Limited	7.000%	3/15/38	Baa2	1,633,614
9,105		Total Energy Equipment & Services				9,717,364

		Food & Staples Retailing – 0.1%

800		Coca-Cola Icecek AS, 144A, (7)	4.750%	10/01/18	BBB	826,000

		Food Products – 0.9%

1,785		Aramark Corporation	5.750%	3/15/20	BB–	1,885,404

1,105		JBS USA LLC, 144A	7.250%	6/01/21	BB	1,176,825

750		Marfrig Holding Europe BV, 144A	9.875%	7/24/17	B	782,813

700		Mriya Agro Holding PLC, 144A	9.450%	4/19/18	CCC	591,500

1,360		Pinnacle Foods Finance LLC, (7)	4.875%	5/01/21	B–	1,329,400
5,700		Total Food Products				5,765,942

		Gas Utilities – 0.2%

1,084		AmeriGas Finance LLC, (7)	6.750%	5/20/20	Ba2	1,173,430

454		Suburban Propane Partners LP, 144A, (7)	7.500%	10/01/18	BB–	482,375
1,538		Total Gas Utilities				1,655,805

		Health Care Equipment & Supplies – 0.1%

250	EUR	Labco SAS, Reg S	8.500%	1/15/18	BB–	367,180

		Health Care Providers & Services – 0.3%

944		HCA Holdings Inc.	7.750%	5/15/21	B–	1,040,760

1,000		Tenet Healthcare Corporation, (7)	4.375%	10/01/21	BB	965,000
1,944		Total Health Care Providers & Services				2,005,760

		Hotels, Restaurants & Leisure – 0.4%

1,000		Caesars Operating Escrow	9.000%	2/15/20	B–	897,500

775		Shearer’s Foods LLC, 144A	9.000%	11/01/19	B	846,688

1,200		Wynn Macau Limited, 144A	5.250%	10/15/21	BB	1,221,000
2,975		Total Hotels, Restaurants & Leisure				2,965,188

82	Nuveen Investments

Principal Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Independent Power & Renewable Electricity Producers – 0.7%

$2,010		Constellation Energy Group	5.150%	12/01/20	BBB+	$2,195,266

1,175		Dynegy Holdings, Inc., 144A	5.875%	6/01/23	B+	1,154,438

1,300		Genon Energy Inc.	9.500%	10/15/18	B	1,329,250
4,485		Total Independent Power & Renewable Electricity Producers				4,678,954

		Industrial Conglomerates – 0.3%

1,000		Alfa SAB de CV, 144A, (7)	5.250%	3/25/24	BBB–	1,025,000

1,000		Stena AB, 144A, (7)	7.000%	2/01/24	BB	1,017,500
2,000		Total Industrial Conglomerates				2,042,500

		Insurance – 2.2%

2,475		AFLAC Insurance	6.450%	8/15/40	A–	3,062,209

3,255		Genworth Holdings Inc.	4.800%	2/15/24	BBB–	3,386,076

1,370		Liberty Mutual Group Inc., 144A	4.950%	5/01/22	Baa2	1,466,423

1,498		Lincoln National Corporation	4.200%	3/15/22	A–	1,569,735

2,840		Pacific LifeCorp., 144A	6.000%	2/10/20	BBB+	3,239,835

1,830		UnumProvident Corporation	5.625%	9/15/20	BBB	2,059,330
13,268		Total Insurance				14,783,608

		IT Services – 0.6%

2,395		Computer Sciences Corporation	4.450%	9/15/22	BBB+	2,444,972

710		First Data Corporation, 144A	6.750%	11/01/20	BB–	763,250

575		Zayo Escrow Corporation, (7)	8.125%	1/01/20	B1	631,063
3,680		Total IT Services				3,839,285

		Machinery – 0.8%

1,180		Blueline Rental Finance Corporation, 144A	7.000%	2/01/19	B	1,247,850

1,000		CTP Transportation Products LLC-Finance Inc., 144A	8.250%	12/15/19	B+	1,077,500

1,000	EUR	Loxam SAS, 144A	7.375%	1/24/20	B	1,508,535

1,640		Terex Corporation	6.000%	5/15/21	BB	1,754,800
		Total Machinery				5,588,685

		Marine – 0.2%

1,000		Global Ship Lease Inc., 144A	10.000%	4/01/19	B3	1,032,500

		Media – 4.0%

1,175		Cequel Communication Holdings I, 144A	5.125%	12/15/21	B–	1,163,250

740		Charter Communications, CCO Holdings LLC	5.125%	2/15/23	BB–	712,250

1,000		Clear Channel Communications, Inc.	11.250%	3/01/21	CCC+	1,112,500

1,790		Comcast Corporation	6.400%	5/15/38	A–	2,200,576

5,335		DIRECTV Holdings LLC	3.800%	3/15/22	BBB	5,279,191

1,610		Dish DBS Corporation	4.250%	4/01/18	BB–	1,680,438

2,175		Gannett Company Inc., 144A	5.125%	7/15/20	Ba1	2,234,813

1,000		McGraw-Hill Global Education Holdings, 144A, (7)	9.750%	4/01/21	BB	1,135,000

Nuveen Investments	83

Nuveen Strategic Income Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Principal Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Media (continued)

$2,750		News America Holdings Inc.	6.650%	11/15/37	BBB+	$3,358,842

1,500		SES SA, 144A, (7)	3.600%	4/04/23	BBB	1,453,815

600		Sinclair Television Group, (7)	6.375%	11/01/21	B1	624,000

1,150		Sirius XM Radio Inc., 144A, (7)	5.750%	8/01/21	BB	1,196,000

2,306		Viacom Inc.	4.375%	3/15/43	BBB+	2,049,303

1,000	CAD	Videotron Limited, 144A	5.625%	6/15/25	BB	886,477

550		WideOpenWest Finance Capital Corporation	13.375%	10/15/19	CCC+	644,875

1,100		WMG Acquisition Group, 144A, (7)	6.000%	1/15/21	B+	1,146,750
		Total Media				26,878,080

		Metals & Mining – 5.4%

3,055		Alcoa Inc., (7)	5.400%	4/15/21	BBB–	3,205,181

1,500		Allegheny Technologies Inc.	5.875%	8/15/23	BBB–	1,568,942

2,690		Anglogold Holdings PLC	6.500%	4/15/40	Baa3	2,341,161

4,305		ArcelorMittal, (7)	6.750%	2/25/22	BB+	4,724,738

750		Century Aluminum Company, 144A, (7)	7.500%	6/01/21	B	755,625

2,795		Cliffs Natural Resources Inc., (7)	4.800%	10/01/20	BBB–	2,744,360

1,000		Coeur d’Alene Mines Corporation, Convertible Bond	7.875%	2/01/21	B+	1,005,000

1,000		Commercial Metals Inc.	4.875%	5/15/23	BB+	960,000

1,000		Eldorado Gold Corporation, 144A, (7)	6.125%	12/15/20	BB	1,000,000

718		First Quantum Minerals Limited, 144A	6.750%	2/15/20	BB	726,975

718		First Quantum Minerals Limited, 144A, (7)	7.000%	2/15/21	BB	730,565

1,000		FMG Resources, 144A, (7)	8.250%	11/01/19	BB+	1,100,000

1,165		Freeport McMoRan Copper & Gold, Inc., (7)	3.550%	3/01/22	BBB	1,112,597

1,300		Imperial Metals Corporation, 144A	7.000%	3/15/19	B–	1,326,000

500		Magnetation LLC Finance Corporation, 144A	11.000%	5/15/18	B–	558,750

2,610		Newmont Mining Corporation, (7)	3.500%	3/15/22	Baa1	2,367,810

1,775		Teck Resources Limited	6.125%	10/01/35	BBB	1,826,340

1,140		Teck Resources Limited	6.250%	7/15/41	BBB	1,176,961

750		TMK OAO via TMK Capital SA, 144A, (7)	6.750%	4/03/20	B+	658,125

2,410		Vale Overseas Limited	6.875%	11/10/39	A–	2,576,466

1,800		Vedanta Resources PLC, 144A, (7)	6.000%	1/31/19	BB	1,800,000

1,115		WPE International Cooperatief U.A, 144A	10.375%	9/30/20	B+	671,788

1,765		Xstrata Finance Canada Limited, 144A	6.900%	11/15/37	BBB	1,955,444
36,861		Total Metals & Mining				36,892,828

		Multiline Retail – 0.3%

1,840		Macys Retail Holdings Inc., (7)	3.875%	1/15/22	BBB+	1,897,099

		Oil, Gas & Consumable Fuels – 9.0%

740		Amerada Hess Corporation	7.125%	3/15/33	BBB	930,470

2,170		Anadarko Petroleum Corporation, (7)	6.200%	3/15/40	BBB–	2,512,640

84	Nuveen Investments

Principal Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Oil, Gas & Consumable Fuels (continued)

$1,570	CAD	Athabasca Oil Corporation, 144A	7.500%	11/19/17	B	$1,405,970

1,435		Atlas Pipeline LP Finance	5.875%	8/01/23	B+	1,417,063

1,145		Bill Barrett Corporation, (7)	7.000%	10/15/22	B1	1,205,113

1,500		Breitburn Energy Partners LP	7.875%	4/15/22	B–	1,623,750

1,250		Calumet Specialty Products	7.625%	1/15/22	B+	1,325,000

1,700		Canadian Oil Sands Trust, 144A	7.750%	5/15/19	BBB	2,063,972

1,120		Cenovus Energy Inc., (7)	3.800%	9/15/23	BBB+	1,116,073

870		Concho Resources Inc., (7)	5.500%	10/01/22	BB+	906,975

1,000		CONSOL Energy Inc.	8.250%	4/01/20	BB	1,086,250

2,120		Continental Resources Inc., (7)	5.000%	9/15/22	BBB–	2,226,000

450		Deep Drilling 7 & 8 PT	14.250%	3/05/15	N/R	484,875

1,250		Diamondback Energy Inc., 144A	7.625%	10/01/21	B–	1,350,000

195		Enbridge Energy Partners LP	5.200%	3/15/20	BBB	212,866

750		Everest Acquisition LLC Finance, 144A, (7)	7.750%	9/01/22	B	841,875

1,000		Gibson Energy, 144A	6.750%	7/15/21	BB	1,072,500

1,100		Hercules Offshore LLC, 144A, (7)	7.500%	10/01/21	B	1,111,000

1,345		Key Energy Services Inc., (7)	6.750%	3/01/21	BB–	1,413,931

600		Kinder Morgan Energy Partners LP	6.950%	1/15/38	BBB	718,553

825		Kodiak Oil and Gas Corporation	5.500%	2/01/22	B	844,594

1,185		Linn Energy LLC Finance Corporation, 144A, (7)	6.250%	11/01/19	B+	1,235,363

2,215		Lukoil International Finance, 144A	6.125%	11/09/20	BBB	2,292,525

1,290		Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B–	1,352,888

1,000		MEG Energy Corporation, 144A	7.000%	3/31/24	BB	1,057,500

975		Murphy Oil USA Inc., 144A	6.000%	8/15/23	BB	1,006,688

1,835		Nabors Industries Inc., (7)	4.625%	9/15/21	BBB	1,895,750

750		Newfield Exploration Company	5.625%	7/01/24	BBB–	778,125

550		Niska Gas Storage Canada ULC Finance Corporation, 144A, (7)	6.500%	4/01/19	B	541,750

1,250		Northern Blizzard Resources Inc., 144A	7.250%	2/01/22	B–	1,287,500

1,150		Oasis Petroleum Inc., 144A	6.875%	3/15/22	B+	1,244,875

975		Offshore Group Investment Limited, (7)	7.500%	11/01/19	B–	1,038,375

1,130	CAD	Paramount Resources Limited, 144A	7.625%	12/04/19	B	1,073,270

825		PBF Holding Company LLC	8.250%	2/15/20	BB+	895,125

1,250		Pertamina PT, 144A	4.875%	5/03/22	Baa3	1,201,563

1,275		Petro Canada	6.800%	5/15/38	BBB+	1,614,176

1,000		PetroBakken Energy Limited, 144A	8.625%	2/01/20	B–	1,000,000

1,770		Petrobras International Finance Company	6.875%	1/20/40	Baa1	1,744,319

740		Range Resources Corporation	5.000%	8/15/22	BB	754,800

1,750		Sabine Pass Liquefaction LLC	5.625%	2/01/21	BB+	1,804,688

1,125		Sandridge Energy Inc., (7)	8.125%	10/15/22	B2	1,226,250

Nuveen Investments	85

Nuveen Strategic Income Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Principal Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Oil, Gas & Consumable Fuels (continued)

$1,000		Seadrill Limited, 144A, (7)	6.125%	9/15/20	N/R	$1,025,000

6,000	NOK	Ship Finance International Limited	6.610%	10/19/17	N/R	1,037,109

1,845		Sinopec Group Overseas Development 2012, 144A, (7)	3.900%	5/17/22	Aa3	1,817,856

925		SM Energy Company	6.625%	2/15/19	BB–	989,750

1,445		Southwestern Energy Company, (7)	4.100%	3/15/22	BBB–	1,485,035

1,520		Targa Resources Inc., 144A, (7)	4.250%	11/15/23	BB	1,409,800

1,900		Thai Oil PCL, 144A	3.625%	1/23/23	Baa1	1,765,134

1,000		Western Refining Inc., (7)	6.250%	4/01/21	B+	1,035,000
		Total Oil, Gas & Consumable Fuels				61,479,684

		Paper & Forest Products – 1.3%

3,100		Domtar Corporation	6.750%	2/15/44	BBB–	3,443,842

1,860		International Paper Company	8.700%	6/15/38	BBB	2,687,937

1,750		Resolute Forest Products, 144A	5.875%	5/15/23	BB–	1,706,250

1,000		Verso Paper Holdings LLC	11.750%	1/15/19	Ba3	1,077,500
7,710		Total Paper & Forest Products				8,915,529

		Personal Products – 0.2%

1,500		Albea Beauty Holdings SA, 144A, (7)	8.375%	11/01/19	B+	1,627,500

		Pharmaceuticals – 0.5%

1,150		AbbVie Inc.	2.900%	11/06/22	A	1,107,083

1,000		Endo Pharmaceutical Holdings Inc.	7.000%	12/15/20	B1	1,077,500

1,080		VP Escrow Corporation, 144A	6.375%	10/15/20	B1	1,166,400
3,230		Total Pharmaceuticals				3,350,983

		Real Estate Investment Trust – 2.8%

3,070		American Tower Company	5.000%	2/15/24	BBB	3,197,415

1,795		ARC Property Operating Partnership LP, Clark Acquisition LLC, 144A	4.600%	2/06/24	BBB–	1,794,280

3,500		Digital Realty Trust Inc.	3.625%	10/01/22	BBB	3,249,572

1,820		HCP Inc.	3.750%	2/01/19	BBB+	1,917,709

750		KWG Property Holdings Limited	13.250%	3/22/17	B+	828,750

2,060		Omega Healthcare Investors Inc., 144A	4.950%	4/01/24	BBB–	2,016,272

2,080		Piedmont Operating Partnership LP	4.450%	3/15/24	BBB	2,075,871

1,420		Plum Creek Timberlands LP	4.700%	3/15/21	BBB	1,492,224

2,125		Prologis Inc.	6.875%	3/15/20	BBB+	2,509,604
18,620		Total Real Estate Investment Trust				19,081,697

		Real Estate Management & Development – 0.9%

1,000		Agile Property Holdings Limited, 144A	8.875%	4/28/17	Ba2	1,016,250

1,100		Country Garden Holding Company, 144A, (7)	11.125%	2/23/18	Ba2	1,189,375

500		Crescent Resources LLC, 144A	10.250%	8/15/17	B–	561,250

800		Gemdale International Investment Limited	7.125%	11/16/17	BB–	797,000

86	Nuveen Investments

Principal Amount (000) (8)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Real Estate Management & Development (continued)

$1,100	Kaisa Group Holdings Limited, 144A, (7)	8.875%	3/19/18	B+	$1,060,125

1,375	Mattamy Group Corporation, 144A, (7)	6.500%	11/15/20	BB	1,392,188

250	Shimao Property Holdings Limited	11.000%	3/08/18	BB+	273,438
6,125	Total Real Estate Management & Development				6,289,626

	Road & Rail – 0.5%

1,000	Hertz Corporation	7.375%	1/15/21	B	1,100,000

700	Hertz Corporation, (7)	6.250%	10/15/22	B	749,000

1,000	Jack Cooper Holdings Corporation, 144A	9.250%	6/01/20	B2	1,090,000

750	Watco Companies LLC Finance, 144A	6.375%	4/01/23	B3	761,250
3,450	Total Road & Rail				3,700,250

	Semiconductors & Equipment – 0.3%

1,250	Micron Technology, Inc., 144A, (7)	5.875%	2/15/22	BB–	1,309,375

1,000	NXP BV, 144A	5.750%	3/15/23	BB–	1,050,000
2,250	Total Semiconductors & Equipment				2,359,375

	Software – 0.2%

1,000	BMC Software Finance Inc., 144A, (7)	8.125%	7/15/21	B–	1,052,500

	Specialty Retail – 0.9%

1,150	Best Buy Co., Inc.	5.000%	8/01/18	Baa2	1,191,688

1,410	Guitar Center Inc., 144A, (WI/DD)	6.500%	4/15/19	B–	1,401,188

1,000	Neiman Marcus Mariposa Borrower / Merger Sub LLC, 144A	8.000%	10/15/21	CCC+	1,098,750

2,220	O’Reilly Automotive Inc.	4.875%	1/14/21	BBB	2,377,478
5,780	Total Specialty Retail				6,069,104

	Textiles, Apparel & Luxury Goods – 0.2%

1,220	Jones Group	6.875%	3/15/19	B+	1,256,600

	Tobacco – 1.1%

1,006	Altria Group Inc.	9.950%	11/10/38	BBB+	1,614,108

2,800	Imperial Tobacco Finance, 144A	3.500%	2/11/23	BBB	2,685,368

1,670	Lorillard Tobacco, (7)	6.875%	5/01/20	Baa2	1,953,052

1,265	Reynolds American Inc.	3.250%	11/01/22	Baa2	1,190,113
6,741	Total Tobacco				7,442,641

	Trading Companies & Distributors – 0.3%

1,995	Air Lease Corporation	3.875%	4/01/21	BBB–	1,995,000

	Transportation Infrastructure – 0.6%

4,025	Asciano Finance, 144A	5.000%	4/07/18	Baa2	4,322,117

	Wireless Telecommunication Services – 1.6%

550	Comcel Trust, 144A	6.875%	2/06/24	Ba1	575,438

1,250	Digicel Group, Limited, 144A, (7)	8.250%	9/30/20	B–	1,334,375

Nuveen Investments	87

Nuveen Strategic Income Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Principal Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Wireless Telecommunication Services (continued)

$1,500		Eileme AB, 144A	11.625%	1/31/20	B	$1,786,875

750		FairPoint Communications Inc., 144A	8.750%	8/15/19	B	802,500

1,000		Frontier Communications Corporation	7.625%	4/15/24	Ba2	1,045,000

800		Millicom International Cellular SA, 144A	6.625%	10/15/21	BB+	846,000

1,000		Softbank Corporation, 144A, (7)	4.500%	4/15/20	BB+	995,000

1,000		Sprint Corporation, 144A	7.250%	9/15/21	BB–	1,090,000

965		Sprint Nextel Corporation, (7)	7.000%	3/01/20	BB+	1,112,163

1,050		Wind Acquisition Finance SA, 144A	7.250%	2/15/18	BB	1,105,125
9,865		Total Wireless Telecommunication Services				10,692,476
		Total Corporate Bonds (cost $439,580,094)				457,630,786

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		CONVERTIBLE BONDS – 0.2%

		Banks – 0.2%

$1,400		Lloyds Banking Group LBG Capital 1, 144A	8.000%	N/A (9)	BBB–	$1,502,900
$1,400		Total Convertible Bonds (cost $1,464,791)				1,502,900

Principal Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 6.3%

		Banks – 2.4%

2,830	EUR	Barclays Bank PLC	4.750%	N/A (9)	BBB–	$3,474,779

$1,500		Barclays PLC, (7)	8.250%	N/A (9)	BB+	1,575,000

1,525		Fifth Third Bancorp.	5.100%	N/A (9)	BBB–	1,403,000

1,170		Rabobank Nederland, 144A	11.000%	N/A (9)	A–	1,553,175

1,000		RBS Capital Trust I	2.098%	N/A (9)	BB	970,000

1,500		RBS Capital Trust IV	1.047%	N/A (9)	BB	1,443,750

500		Societe Generale, 144A	0.993%	N/A (9)	BBB–	460,000

5,585		Wachovia Capital Trust III	5.570%	N/A (9)	BBB+	5,368,580
		Total Banks				16,248,284

		Capital Markets – 0.7%

1,100	EUR	Baggot Securities Limited, 144A	10.240%	N/A (9)	N/R	1,649,917

1,500		Dresdner Funding Trust, 144A, (7)	8.151%	6/30/31	BB	1,702,500

1,495		Goldman Sachs Capital II	4.000%	N/A (9)	BB+	1,151,150
		Total Capital Markets				4,503,567

		Diversified Financial Services – 1.3%

2,000		Citigroup Inc.	8.400%	N/A (9)	BB+	2,302,500

1,000		Credit Suisse Group AG, 144A, (7)	7.500%	N/A (9)	BB+	1,086,250

5,000		General Electric Capital Corporation	7.125%	N/A (9)	AA–	5,700,000
8,000		Total Diversified Financial Services				9,088,750

88	Nuveen Investments

Principal Amount (000) (8)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Electric Utilities – 0.3%

$1,570	Electricite de France, 144A	5.250%	N/A (9)	A3	$1,572,355

700	AES Gener SA, 144A	8.375%	12/18/73	Ba2	742,000
2,270	Total Electric Utilities				2,314,355

	Industrial Conglomerates – 0.1%

1,000	OAS Financial Limited, 144A	8.875%	N/A (9)	BB–	940,000

	Insurance – 1.5%

1,500	Allstate Corporation	5.750%	8/15/53	Baa1	1,575,000

2,050	Catlin Insurance Company Limited, 144A	7.249%	N/A (9)	BBB+	2,116,625

1,250	Genworth Financial Inc.	6.150%	11/15/66	Ba1	1,154,688

1,620	Lincoln National Corporation	6.050%	4/20/67	BBB	1,609,875

1,435	Prudential Financial Inc., (7)	5.200%	3/15/44	BBB+	1,424,238

1,860	ZFS Finance USA Trust V, 144A	6.500%	5/09/37	A	1,994,850
9,715	Total Insurance				9,875,276
	Total $1,000 Par (or similar) Institutional Preferred (cost $40,384,621)				42,970,232

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 8.5%

$1,432	321 Henderson Receivables LLC, Series 2010-3A	3.820%	12/15/48	Aaa	$1,502,818

2,270	AmeriCold LLC Trust, Series 2010	6.811%	1/14/29	A+	2,579,006

3,304	Master RePerforming Loan Trust 2005-1	7.500%	8/25/34	Ba3	3,412,790

2,967	Banc of America Alternative Loan Trust, Pass-Through Certificates, Series 2006-6	6.000%	7/25/46	Caa3	2,358,452

49	Bank of America Alternative Loan Trust, Series 2005-5 2 CB1	6.000%	6/25/35	Caa1	44,512

350	Bank of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2005-4	4.933%	7/10/45	AAA	365,043

1,699	Bayview Opportunity Master Fund Trust, 2013-8NPL	3.228%	3/28/33	N/R	1,698,737

1,000	CAM Mortgage Trust 2013-1	5.500%	12/15/53	N/R	996,563

706	Countrywide ABS Asset-Backed Certificate Trust 2007-9	0.284%	6/25/47	B–	698,305

390	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2004-24CB	5.000%	11/25/19	B3	391,873

729	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-19CB	6.000%	8/25/36	Caa3	637,875

2,622	Countrywide Asset Backed Certificates, Series 2007-4 A2	5.530%	3/25/29	Caa1	2,385,691

1,175	Countrywide Home Loans, Asset Backed Certificates Series 2007-7	0.314%	10/25/47	AAA	1,151,722

496	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-2	2.500%	2/25/34	A	477,866

1,781	Countrywide Home Loans Mortgage, Series 2005-27	5.500%	1/25/23	Caa1	1,672,273

221	Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-23	5.750%	9/25/33	AA+	236,390

777	Fannie Mae Mortgage Interest STRIPS 366 25 (I/O)	5.000%	9/01/24	Aaa	71,033

Nuveen Investments	89

Nuveen Strategic Income Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$466		Fannie Mae Mortgage Pool AA0005	5.500%	11/01/38	Aaa	$513,773

524		Fannie Mae Mortgage Pool AA0889	5.500%	12/01/38	Aaa	577,987

3,106		Fannie Mae Mortgage Pool AC1877	4.500%	9/01/39	Aaa	3,314,262

525		Fannie Mae Mortgage Pool AL1187	5.500%	7/01/24	Aaa	558,327

5,567		Fannie Mae Mortgage Pool AL3617	3.500%	9/01/27	Aaa	5,839,504

478		Fannie Mae Mortgage Pool 255628	5.500%	2/01/25	Aaa	526,918

1,741		Fannie Mae Mortgage Pool 255956	5.500%	10/01/25	Aaa	1,936,491

242		Fannie Mae Mortgage Pool 256890	6.000%	9/01/37	Aaa	261,796

209		Fannie Mae Mortgage Pool 725205	5.000%	3/01/34	Aaa	229,247

91		Fannie Mae Mortgage Pool 725553	2.172%	9/01/33	Aaa	95,982

302		Fannie Mae Mortgage Pool 725773	5.500%	9/01/34	Aaa	335,450

117		Fannie Mae Mortgage Pool 735060	6.000%	11/01/34	Aaa	131,059

78		Fannie Mae Mortgage Pool 735606	1.805%	5/01/35	Aaa	80,713

111		Fannie Mae Mortgage Pool 745101	6.000%	4/01/32	Aaa	122,158

306		Fannie Mae Mortgage Pool 745324	6.000%	3/01/34	Aaa	339,062

403		Fannie Mae Mortgage Pool 745548	2.290%	1/01/35	Aaa	431,649

89		Fannie Mae Mortgage Pool 824163	5.500%	4/01/35	Aaa	98,620

245		Fannie Mae Mortgage Pool 831377	6.500%	4/01/36	Aaa	279,439

98		Fannie Mae Mortgage Pool 838948	1.885%	8/01/35	Aaa	104,818

273		Fannie Mae Mortgage Pool 843435	5.500%	6/01/33	Aaa	302,653

111		Fannie Mae Mortgage Pool 852909	6.500%	4/01/36	Aaa	126,301

—	(10)	Fannie Mae Mortgage Pool 889618	5.500%	5/01/38	Aaa	359

299		Fannie Mae Mortgage Pool 893318	6.500%	8/01/36	Aaa	340,303

35		Fannie Mae Mortgage Pool 905597	5.885%	12/01/36	Aaa	38,023

759		Fannie Mae Mortgage Pool 932323	4.500%	12/01/39	Aaa	809,613

204		Fannie Mae Mortgage Pool 944340	6.000%	6/01/37	Aaa	226,834

95		Fannie Mae Mortgage Pool 946228	6.057%	9/01/37	Aaa	103,054

—	(10)	Fannie Mae Mortgage Pool 985344	5.500%	7/01/38	Aaa	192

1,208		FDIC Structures Sale Guaranteed Notes, Series 2010-S1	0.703%	2/25/48	Aaa	1,208,795

16		Federal Home Loan Mortgage Corporation, Mortgage Pool 1B3220	2.422%	1/01/37	Aaa	16,966

20		Federal Home Loan Mortgage Corporation, Series 2376	5.500%	11/15/16	Aaa	20,637

497		Freddie Mac Gold Pool 1L0117	2.655%	10/01/29	Aaa	514,569

921		Freddie Mac Gold Pool 1K1238	2.375%	7/01/36	Aaa	977,451

303		Freddie Mac Gold Pool 847240	2.287%	7/01/30	Aaa	320,897

192		Freddie Mac Gold Pool 847411	2.190%	5/01/33	Aaa	200,900

1,856		Freddie Mac Gold Pool 848289	2.361%	5/01/38	Aaa	1,977,105

548		Freddie Mac Mortgage Pool, Various A17212	6.500%	7/01/31	Aaa	623,528

115		Freddie Mac Mortgage Pool, Various H09059	7.000%	8/01/37	Aaa	124,026

90	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$1,405	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2013-K712	3.368%	5/25/45	A–	$1,386,624

23	Freddie Mac Non Gold Participation Certificates 847681	2.422%	12/01/36	Aaa	24,504

74	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2006-GG6	5.506%	4/10/38	AAA	74,300

187	Government National Mortgage Association, Guaranteed REMIC Pass-Through Securities and MX Securities Trust	4.500%	5/16/38	Aaa	197,939

55	GRMT Mortgage Loan Trust 2001-1A	8.272%	7/20/31	A3	53,584

1,720	Impac Secured Assets Corporation, Mortgage Pass-Through Certificates, Series 2000-3	8.000%	10/25/30	CCC	1,606,654

339	IndyMac INDX Mortgage Loan Trust, Pass-Through Certificates, Series 2005-AR1	2.459%	3/25/35	BBB+	338,538

1,214	JPMorgan Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2007-S1	0.434%	6/25/37	CCC	1,055,129

941	Lehman Mortgage Trust, Mortgage Pass-Through Certificates, Series 2008-6	5.466%	4/25/38	BB+	967,036

230	Merrill Lynch Mortgage Investors Inc, Commercial Mortgage Pass-Through Certificates, Series 2006	5.204%	12/12/49	A1	250,551

1,000	ML_CFC Commercial Mortgage Trust, Pass Through Certificates, Series 2007-8	5.894%	8/12/49	BB	1,021,849

508	National Credit Union Administration Guaranteed Structured Collateral Notes	2.900%	10/29/20	Aaa	526,644

780	Oaktree Real Estate Investments, Commercial Mortgage Asset Backed Securities ORES NPL LLC 2013-LV2I, 144A	3.081%	9/25/25	N/R	780,332

819	RBSSP Resecuritization Trust, Series 2012-8 1A1	0.316%	10/28/36	N/R	781,440

164	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QS12	5.500%	8/25/35	Caa2	144,690

355	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2011-1	4.125%	2/25/41	AAA	362,150

677	Stanwich Mortgage Loan Trust, Series 2012-NPL5	2.981%	10/16/42	N/R	677,411

2,099	Structured Agency Credit Risk Debt Notes, 2013-DN2	4.404%	11/25/23	N/R	2,179,572

562	Wachovia Mortgage Loan Trust LLC, Mortgage Pass-Through Certificates, Series 2005-B	2.622%	10/20/35	D	466,992

396	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2004-RA3	6.491%	8/25/38	AA	419,131

28	Wells Fargo Mortgage Backed Securities, 2005-AR16 Class 3A2	2.617%	10/25/35	BBB–	28,133
$57,694	Total Asset-Backed and Mortgage-Backed Securities (cost $56,305,462)				57,733,613

Shares	Description (1), (11)				Value

	INVESTMENT COMPANIES – 0.4%

36,000	Blackrock Credit Allocation Income Trust IV				$486,720

66,000	Blackrock MuniAssets Fund Inc.				813,120

40,000	CBRE Clarion Global Real Estate Income Fund				334,000

75,000	Invesco Municipal Income Opportunities Trust				495,000

23,000	NexPoint Credit Strategies Fund				254,610

20,000	Pimco Income Strategy Fund				234,600

16,000	Pioneer Diversified High Income Trust				323,200
	Total Investment Companies (cost $2,658,932)				2,941,250

Nuveen Investments	91

Nuveen Strategic Income Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Principal Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		SOVEREIGN DEBT – 8.9%

		Bermuda – 0.5%

$2,840		Bermuda Government, 144A	5.603%	7/20/20	AA–	$3,126,840

		Brazil – 1.5%

27,900	BRL	Letra De Tesouro Nacional de Brazil	0.000%	1/01/16	BBB+	10,052,693

		Indonesia – 0.6%

2,830		Republic of Indonesia, 144A	5.875%	3/13/20	Baa3	3,091,775

1,290		Republic of Indonesia, 144A, (7)	4.875%	5/05/21	Baa3	1,322,250
4,120		Total Indonesia				4,414,025

		Mexico – 3.2%

1,330	MXN	Mexico Bonos de DeSarrollo	8.500%	12/13/18	A	11,624,285

503	MXN	Mexico Bonos de DeSarrollo	8.000%	12/07/23	A	4,355,879

698	MXN	Mexico Bonos de DeSarrollo	7.750%	11/13/42	A	5,720,627
2,531	MXN	Total Mexico				21,700,791

		Portugal – 0.3%

1,500	EUR	Portugal Obrigacoes do Tesouro, 144A	4.750%	6/14/19	BB	2,241,062

		South Africa – 0.8%

3,250		Republic of South Africa	5.875%	9/16/25	Baa1	3,493,750

18,500	ZAR	Republic of South Africa	10.500%	12/21/26	A–	2,037,390
		Total South Africa				5,531,140

		Trinidad and Tobago – 0.2%

1,000		Republic of Trinidad and Tobago, 144A	4.375%	1/16/24	A	1,046,000

		Turkey – 1.8%

5,500	TRY	Republic of Turkey, Government Bond	10.500%	1/15/20	BBB	2,619,293

11,100	TRY	Republic of Turkey, Government Bond	7.100%	3/08/23	BBB	4,279,806

5,400		Republic of Turkey, Government Bond, (7)	3.250%	3/23/23	Baa3	4,722,300

550		Republic of Turkey, Government Bond	4.875%	4/16/43	Baa3	467,500
		Total Turkey				12,088,899
		Total Sovereign Debt (cost $65,869,323)				60,201,450
		Total Long-Term Investments (cost $639,353,901)				657,237,435

Shares		Description (1)	Coupon			Value

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 15.0%

		Money Market Funds – 15.0%

101,942,407		Mount Vernon Securities Lending Trust Prime Portfolio, (13)	0.182% (12)			$101,942,407
		Total Investments Purchased with Collateral from Securities Lending (cost $101,942,407)				101,942,407

92	Nuveen Investments

Shares	Description (1)	Coupon		Value

	SHORT-TERM INVESTMENTS – 2.5%

	Money Market Funds – 2.5%

17,294,433	First American Treasury Obligations Fund, Class Z	0.000	% (12)	$17,294,433
	Total Short-Term Investments (cost $17,294,433)			17,294,433
	Total Investments (cost $758,590,741) – 114.2%			776,474,275
	Other Assets Less Liabilities – (14.2)% (14)			(96,466,762)
	Net Assets – 100%			$680,007,513

Investments in Derivatives as of March 31, 2014

Forward Foreign Currency Exchange Contracts outstanding:

Counterparty	Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars) (14)
Bank of America	Brazilian Real	10,600,000	U.S. Dollar	4,553,323	4/02/14	$(115,311)
Bank of America	Malaysian Ringgit	19,600,000	U.S. Dollar	5,960,164	4/07/14	(38,902)
Bank of America	U.S. Dollar	4,684,048	Brazilian Real	10,600,000	4/02/14	(15,414)
Bank of America	U.S. Dollar	5,886,239	Malaysian Ringgit	19,600,000	4/07/14	112,827
BNP Paribas	Japanese Yen	994,000,000	U.S. Dollar	9,752,642	4/14/14	121,508
BNP Paribas	U.S. Dollar	8,155,260	Japanese Yen	840,000,000	4/14/14	(16,274)
BNP Paribas	U.S. Dollar	1,496,208	Japanese Yen	154,000,000	4/14/14	(4,060)
Citigroup	Canadian Dollar	3,595,000	U.S. Dollar	3,264,620	4/14/14	13,731
Citigroup	Euro	14,699,423	U.S. Dollar	20,021,173	4/14/14	(228,877)
Citigroup	Euro	920,000	U.S. Dollar	1,280,401	4/14/14	13,001
Citigroup	Japanese Yen	665,000,000	U.S. Dollar	6,501,315	4/28/14	57,464
Citigroup	Norwegian Krone	5,800,000	U.S. Dollar	943,667	4/11/14	(24,559)
Citigroup	U.S. Dollar	1,332,155	Euro	960,000	4/14/14	(9,650)
Citigroup	U.S. Dollar	6,462,346	Japanese Yen	665,000,000	4/28/14	(18,496)
Citigroup	U.S. Dollar	6,434,120	Australian Dollar	7,000,000	5/23/14	33,875
Credit Suisse	Pound Sterling	3,800,000	U.S. Dollar	6,342,113	4/10/14	7,439
Credit Suisse	Pound Sterling	3,800,000	U.S. Dollar	6,316,322	4/10/14	(18,352)
Credit Suisse	U.S. Dollar	12,401,604	Pound Sterling	7,600,000	4/10/14	267,743
Deutsche Bank	Turkish Lira	14,700,000	U.S. Dollar	6,517,113	4/14/14	(322,935)
Deutsche Bank	U.S. Dollar	6,954,825	Turkish Lira	15,400,000	4/14/14	210,939
Deutsche Bank	U.S. Dollar	128,667	Turkish Lira	288,000	4/14/14	5,342
Goldman Sachs	Canadian Dollar	14,600,000	U.S. Dollar	13,138,299	5/09/14	(56,257)
Goldman Sachs	U.S. Dollar	6,186,150	New Zealand Dollar	7,500,000	4/11/14	317,105
JPMorgan	Euro	5,000,000	U.S. Dollar	6,794,785	4/11/14	(93,301)
JPMorgan	U.S. Dollar	2,034,481	Mexican Peso	27,200,000	4/14/14	46,682
JPMorgan	U.S. Dollar	6,093,606	South African Rand	68,000,000	4/14/14	351,508
Nomura Securities	Brazilian Real	15,400,000	U.S. Dollar	6,805,126	4/02/14	22,394
Nomura Securities	Brazilian Real	12,000,000	U.S. Dollar	5,247,049	4/02/14	(38,197)
Nomura Securities	Brazilian Real	7,200,000	U.S. Dollar	3,181,617	4/02/14	10,470
Nomura Securities	Brazilian Real	7,200,000	U.S. Dollar	3,148,229	5/05/14	3,953
Nomura Securities	U.S. Dollar	6,499,810	Brazilian Real	15,400,000	4/02/14	282,922
Nomura Securities	U.S. Dollar	5,302,696	Brazilian Real	12,000,000	4/02/14	(17,450)
Nomura Securities	U.S. Dollar	3,173,204	Brazilian Real	7,200,000	4/02/14	(2,056)
						$858,812

Credit Default Swaps outstanding:

Clearing House	Referenced Entity	Buy/Sell Protection (15)	Current Credit Spread (16)	Notional Amount	Fixed Rate (Annualized)	Termination Date	Value	Unrealized Appreciation (Depreciation)
Citigroup	Markit CDX NA HY21 Index	Buy	3.11%	$29,500,000	5.000%	12/20/18	$(2,395,332)	$(278,681)

Nuveen Investments	93

Nuveen Strategic Income Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Termination Date	Value	Unrealized Appreciation (Depreciation) (14)
Bank of America*	$19,000,000	Receive	3-Month USD-LIBOR- BBA	1.573%	Semi-Annually	10/10/18	$(72,463)	$(72,903)
Deutsche Bank AG	33,000,000	Receive	3-Month USD-LIBOR- BBA	1.741	Semi-Annually	11/08/22	2,172,963	2,172,963
JPMorgan	21,000,000	Receive	3-Month USD-LIBOR- BBA	2.113	Semi-Annually	2/21/22	558,245	558,245
JPMorgan	10,800,000	Receive	3-Month USD-LIBOR- BBA	2.078	Semi-Annually	2/19/23	523,238	523,238
JPMorgan*	17,000,000	Receive	3-Month USD-LIBOR- BBA	2.739	Semi-Annually	11/21/23	(74,900)	(75,416)
	$100,800,000						$3,107,083	$3,106,127
*	Citigroup is the clearing house for this transaction.

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Unrealized Appreciation (Depreciation)
90-Day Eurodollar	Short	(100)	3/16	$(24,637,500)	$72,204
90-Day Eurodollar	Short	(207)	6/16	(50,841,787)	78,860
Euro-Bund	Long	50	6/14	9,876,424	(16,988)
U.S. Treasury 5-Year Note	Short	(520)	6/14	(61,855,625)	255,406
U.S. Treasury 10-Year Note	Short	(108)	6/14	(13,338,000)	18,869
U.S. Treasury Long Bond	Long	20	6/14	2,664,375	21,203
				$(138,132,113)	$429,554
*	The aggregate Notional Amount at Value of long and short positions is $12,540,799 and $(150,672,912), respectively.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$—	$—	$5,993	$5,993
Variable Rate Senior Loan Interests	—	5,977,254	1,500,000	7,477,254
$25 Par (or similar) Retail Preferred	24,650,225	2,123,732	—	26,773,957
Corporate Bonds	—	457,630,786	—	457,630,786
Convertible Bonds	—	1,502,900	—	1,502,900
$1,000 Par (or similar) Institutional Preferred	—	42,970,232	—	42,970,232
Asset-Backed and Mortgage-Backed Securities	—	57,733,613	—	57,733,613
Investment Companies	2,941,250	—	—	2,941,250
Sovereign Debt	—	60,201,450	—	60,201,450
Investments Purchased with Collateral from Securities Lending	101,942,407	—	—	101,942,407

94	Nuveen Investments

	Level 1	Level 2	Level 3	Total
Short-Term Investments:
Money Market Funds	$17,294,433	$—	$—	$17,294,433
Investments in Derivatives:
Forward Foreign Currency Exchange Contracts*	—	858,812	—	858,812
Credit Default Swaps*	—	(278,681)	—	(278,681)
Interest Rate Swaps*	—	3,106,127	—	3,106,127
Futures Contracts*	429,554	—	—	429,554
Total	$147,257,869	$631,826,225	$1,505,993	$780,590,087
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2014, the cost of investments (excluding investments in derivatives) was $758,600,727.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2014, were as follows:

Gross unrealized:
Appreciation	$29,257,699
Depreciation	(11,384,151)
Net unrealized appreciation (depreciation) of investments	$17,873,548

Nuveen Investments	95

Nuveen Strategic Income Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Directors. For fair value measurement disclosure purposes, investment classified as Level 3.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(6)	Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(7)	Investment, or a portion of investment, is out on loan for securities lending. The total value of securities out on loan as of the end of the reporting period was $99,269,966.

(8)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(9)	Perpetual security. Maturity date is not applicable.

(10)	Principal Amount (000) rounds to less than $1,000.

(11)	A copy of the most recent financial statements for the investment companies in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(12)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(13)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(14)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of certain derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(15)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(16)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

(17)	For fair value measurement disclosure purposes, $25 Par (or similar) Retail Preferred categorized as Level 2.

I/O	Interest only.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

WI/DD	Purchased on a when-issued or delayed delivery basis.

TBD	To be announced. Maturity date is not applicable.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

BRL	Brazilian Real

CAD	Canadian Dollar

EUR	Euro

MXN	Mexican Peso

NOK	Norwegian Krone

TRY	Turkish Lira

ZAR	South African Rand

USD-LIBOR-BBA	United States Dollar-London Inter-Bank Offered Rate British Bankers’ Association.

96	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 30, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2014